                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                 Annual Report
                 EQUITY Funds

                              Balanced Fund
                              Diversified Equity Income Fund
                              Equity Index Fund
                              Equity Value Fund
                              Growth Fund
                              International Equity Fund
                              Small Cap Fund
                              Strategic Growth Fund


                              September 30, 1998

Equity Funds                                                   TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         INVESTMENT ADVISOR COMMENTARY AND PERFORMANCE AT A GLANCE

             Balanced Fund.....................................3

             Diversified Equity Income Fund....................8

             Equity Index Fund................................13

             Equity Value Fund................................17

             Growth Fund......................................23

             International Equity Fund........................28

             Small Cap Fund...................................33

             Strategic Growth Fund............................38

         PORTFOLIOS OF INVESTMENTS

             Balanced Fund....................................43

             Diversified Equity Income Fund...................50

             Equity Index Fund................................55

             Equity Value Fund................................73

             Growth Fund......................................80

             International Equity Fund........................86

             Small Cap Fund...................................92

             Strategic Growth Fund............................98

         STAGECOACH FUNDS

             Statement of Assets and Liabilities.............106

             Statements of Operations........................108

             Statements of Changes in Net Assets.............112

             Financial Highlights............................118

             Notes to Financial Statements...................141

             Independent Auditors' Report....................163

         LIST OF ABBREVIATIONS...............................166

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                              Equity Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for your investment in the Stagecoach Funds.
  We are pleased to present this Annual Report to you for the period ended September 30, 1998. This report provides information about your investment, including economic and market trends over the period as well as a performance summary, portfolio review, and strategic outlook for each Fund.
  During the six-month period ended September 30, 1998, global economic events finally caught up with U.S. financial markets. Most acutely affected were stocks, as measured by the S&P 500 Index,(1) with a decrease of 6.95%. By contrast, fixed income securities performed well, due to a "flight to quality" in which investors sought to invest in U.S. Treasury securities. For example, government bonds returned 12.74% as measured by the Lehman Brothers Long Government Bond Index during the period.(2)
  Throughout the period, the continued uncertainty in Asia's financial markets spread into global economies, such as Russia and Latin America. Thus far, there has been minimal evidence of a slowdown in the U.S. economy. However, over the past six months, pressure built on the Federal Reserve Board (the Fed) to ease monetary policy, as there was the potential for global and financial strains to affect the U.S. market. As a result, the Fed decreased a key short-term interest rate once on September 29, 1998 and again on October 15, 1998. This signaled an important change in policy meant to impact the economy and hopefully stimulate growth.
  According to the Investment Company Institute, during 1997, U.S. households invested 65% of their total net purchases of financial products in mutual funds.(3) Many of these investors have benefited from unprecedented growth in the market with little exposure to significant declines. However, the large swings we have seen recently will test conservative and aggressive investors alike. It will become increasingly important to

Equity Funds                                              LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

stay focused on the long-term, evaluate the investment risk of your portfolio, and remain true to your investment plan.
  In our ongoing commitment to provide you with quality investment options, we introduced two new Stagecoach Funds during the past six months. We launched the Corporate Bond Fund in April 1998 and the Strategic Income Fund in July 1998.
  We encourage you to review this Annual Report as we believe you will find it useful and informative. We also recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. Thank you for your continued investment with the Stagecoach Funds.

Sincerely,

    [SIGNATURE]
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

     [SIGNATURE]
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of Standard and Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

3 Investment Company Institute, Mutual Fund Fact Book, 1998.

PERFORMANCE AT A GLANCE                                            Balanced Fund
------------------------------------------------------------------------

BALANCED FUND

AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                               SIX-MONTHS                                 SINCE
                                  AS OF                                 INCEPTION
                                 9/30/98       1-YEAR       5-YEAR      (7/2/90)
CLASS A                             (6.63)         2.72        10.12        11.35
CLASS B                             (6.92)         2.05         9.37        10.59
INSTITUTIONAL CLASS                 (6.66)         2.85        10.23        11.42

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                               SIX-MONTHS                                 SINCE
                                  AS OF                                 INCEPTION
                                 9/30/98       1-YEAR       5-YEAR      (7/2/90)
CLASS A                            (11.56)        (2.68)        8.95        10.63
CLASS B                            (11.52)        (2.42)        9.12        10.59
INSTITUTIONAL CLASS                   N/A           N/A          N/A          N/A

GROWTH OF A $10,000 INVESTMENT(3)
----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH BALANCED                         LEHMAN BROTHERS GOVERNMENT/       STAGECOACH BALANCED FUND -
                 FUND - CLASS A        S&P 500 INDEX          CORPORATE BOND INDEX              INSTITUTIONAL CLASS
Inception                     $9,475           $10,000                            $10,000                         $10,000
Jul-90                        $9,513            $9,968                            $10,124                         $10,040
Aug-90                        $9,153            $9,067                             $9,977                          $9,660
Sep-90                        $9,001            $8,626                            $10,060                          $9,500
Oct-90                        $9,002            $8,589                            $10,193                          $9,501
Nov-90                        $9,395            $9,144                            $10,415                          $9,916
Dec-90                        $9,612            $9,399                            $10,572                         $10,145
Jan-91                        $9,837            $9,808                            $10,691                         $10,382
Feb-91                       $10,217           $10,510                            $10,783                         $10,783
Mar-91                       $10,393           $10,764                            $10,857                         $10,969
Apr-91                       $10,373           $10,790                            $10,982                         $10,948
May-91                       $10,590           $11,255                            $11,032                         $11,177
Jun-91                       $10,304           $10,740                            $11,020                         $10,875
Jul-91                       $10,613           $11,240                            $11,158                         $11,201
Aug-91                       $10,852           $11,506                            $11,415                         $11,453
Sep-91                       $10,872           $11,314                            $11,653                         $11,474
Oct-91                       $10,983           $11,466                            $11,757                         $11,591
Nov-91                       $10,640           $11,004                            $11,874                         $11,230
Dec-91                       $11,393           $12,262                            $12,275                         $12,024
Jan-92                       $11,444           $12,034                            $12,093                         $12,079
Feb-92                       $11,610           $12,190                            $12,157                         $12,253
Mar-92                       $11,475           $11,953                            $12,090                         $12,111
Apr-92                       $11,693           $12,304                            $12,163                         $12,341
May-92                       $11,662           $12,364                            $12,399                         $12,308
Jun-92                       $11,570           $12,180                            $12,580                         $12,211
Jul-92                       $11,895           $12,678                            $12,902                         $12,555
Aug-92                       $11,675           $12,418                            $13,017                         $12,322
Sep-92                       $11,854           $12,564                            $13,195                         $12,511
Oct-92                       $11,875           $12,607                            $12,993                         $12,533
Nov-92                       $12,172           $13,037                            $12,981                         $12,847
Dec-92                       $12,395           $13,197                            $13,205                         $13,082
Jan-93                       $12,754           $13,307                            $13,493                         $13,461
Feb-93                       $12,961           $13,488                            $13,773                         $13,679
Mar-93                       $13,299           $13,773                            $13,820                         $14,036
Apr-93                       $13,200           $13,440                            $13,926                         $13,932
May-93                       $13,442           $13,800                            $13,919                         $14,187
Jun-93                       $13,651           $13,840                            $14,235                         $14,407
Jul-93                       $13,762           $13,784                            $14,327                         $14,524
Aug-93                       $14,227           $14,307                            $14,656                         $15,016
Sep-93                       $14,205           $14,198                            $14,707                         $14,992
Oct-93                       $14,395           $14,491                            $14,768                         $15,193
Nov-93                       $14,317           $14,353                            $14,601                         $15,110
Dec-93                       $14,714           $14,527                            $14,665                         $15,530
Jan-94                       $15,162           $15,021                            $14,885                         $16,002
Feb-94                       $14,944           $14,613                            $14,560                         $15,772
Mar-94                       $14,381           $13,976                            $14,204                         $15,178
Apr-94                       $14,333           $14,155                            $14,086                         $15,127
May-94                       $14,394           $14,387                            $14,059                         $15,191
Jun-94                       $14,223           $14,035                            $14,027                         $15,011
Jul-94                       $14,494           $14,496                            $14,307                         $15,297
Aug-94                       $14,802           $15,090                            $14,313                         $15,622
Sep-94                       $14,531           $14,721                            $14,148                         $15,336
Oct-94                       $14,481           $15,052                            $14,133                         $15,284
Nov-94                       $14,120           $14,504                            $14,107                         $14,903
Dec-94                       $14,155           $14,719                            $14,201                         $14,939
Jan-95                       $14,102           $15,100                            $14,473                         $14,884
Feb-95                       $14,537           $15,688                            $14,809                         $15,343
Mar-95                       $14,748           $16,150                            $14,908                         $15,565
Apr-95                       $14,948           $16,625                            $15,115                         $15,776
May-95                       $15,387           $17,289                            $15,749                         $16,240
Jun-95                       $15,481           $17,690                            $15,875                         $16,339
Jul-95                       $15,777           $18,276                            $15,813                         $16,652
Aug-95                       $15,845           $18,322                            $16,015                         $16,723
Sep-95                       $16,075           $19,095                            $16,179                         $16,965
Oct-95                       $15,939           $19,026                            $16,416                         $16,865
Nov-95                       $16,455           $19,861                            $16,687                         $17,367
Dec-95                       $16,650           $20,243                            $16,933                         $17,585
Jan-96                       $16,870           $20,932                            $17,038                         $17,818
Feb-96                       $16,856           $21,126                            $16,676                         $17,818
Mar-96                       $17,132           $21,329                            $16,536                         $18,109
Apr-96                       $17,325           $21,643                            $16,422                         $18,328
May-96                       $17,588           $22,199                            $16,394                         $18,606
Jun-96                       $17,589           $22,283                            $16,614                         $18,607
Jul-96                       $17,060           $21,298                            $16,652                         $18,062
Aug-96                       $17,297           $21,748                            $16,611                         $18,312
Sep-96                       $17,870           $22,970                            $16,906                         $18,911
Oct-96                       $18,509           $23,604                            $17,300                         $19,588
Nov-96                       $19,429           $25,386                            $17,618                         $20,563
Dec-96                       $19,323           $24,883                            $17,423                         $20,467
Jan-97                       $19,690           $26,436                            $17,444                         $20,856
Feb-97                       $19,866           $26,645                            $17,480                         $21,042
Mar-97                       $19,325           $25,553                            $17,272                         $20,475
Apr-97                       $19,760           $27,076                            $17,525                         $20,919
May-97                       $20,645           $28,730                            $17,688                         $21,857
Jun-97                       $21,066           $30,008                            $17,900                         $22,313
Jul-97                       $22,363           $32,394                            $18,448                         $23,690
Aug-97                       $21,747           $30,580                            $18,241                         $23,036
Sep-97                       $22,394           $32,253                            $18,527                         $23,723
Oct-97                       $21,789           $31,175                            $18,824                         $23,098
Nov-97                       $22,296           $32,619                            $18,923                         $23,636
Dec-97                       $22,731           $33,180                            $19,122                         $24,102
Jan-98                       $22,804           $33,545                            $19,392                         $24,160
Feb-98                       $23,855           $35,963                            $19,353                         $25,296
Mar-98                       $24,637           $37,805                            $19,413                         $26,140
Apr-98                       $24,489           $38,190                            $19,510                         $25,963
May-98                       $24,340           $37,533                            $19,719                         $25,805
Jun-98                       $24,405           $39,057                            $19,920                         $25,882
Jul-98                       $23,751           $38,643                            $19,936                         $25,207
Aug-98                       $21,884           $33,059                            $20,325                         $23,222
Sep-98                       $23,003           $35,178                            $20,906                         $24,400

Balanced Fund                                      INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

BALANCED FUND

  The Stagecoach Balanced Fund ("the Fund") seeks to provide investors with both capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach. The Fund invests in equity securities and debt instruments. This flexibility provides portfolio managers with the ability to invest where opportunities may arise.
  Please note that we have changed the Fund's fiscal year-end to September 30 from March 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last six months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  Rex Wardlaw and Gregg Giboney manage the equity portion of the Fund, while Scott Smith manages the bond portion. Mr. Wardlaw brings 11 years of investment experience to the Fund. He has specialized in value style investing and has been managing investments at Wells Fargo and Wells Capital Management since 1993. Mr. Wardlaw earned a BA in Chemistry from Northwest Nazarene College, and an MBA in Finance from the University of Oregon. He is also a Chartered Financial Analyst. Mr. Giboney has been in the securities industry for 12 years. He holds a BA from Washington State University and an MBA from the University of Portland. Mr. Giboney is a Chartered Financial Analyst and is a board member and past President of the Portland Society of Financial Analysts.
  Mr. Smith has over 12 years of experience in the securities industry, specializing in intermediate, corporate and government bonds. Mr. Smith received a BA from the University of San Diego and is a Chartered Financial Analyst.

PERFORMANCE SUMMARY
  The Stagecoach Balanced Fund Class A posted a cumulative return of -6.63% for the six-month report-

INVESTMENT ADVISOR COMMENTARY                                      Balanced Fund
------------------------------------------------------------------------

ing period, excluding sales charges. Because the Fund invests in both stocks and bonds, the performance will typically fall between the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, used for comparison in the preceding chart. During the reporting period, the Fund's performance was closer to the S&P 500 Index, which returned -6.95%, while the Lehman Brothers Government/Corporate Bond Index returned 7.70%. While bonds added significant performance to the Fund, the equity portion of the Fund underperformed during the period due to exposure in several sectors including chemicals, basic materials and financial stocks.
  The Fund distributed $0.17 in dividend income for Class A shares over the six-month period and no capital gains were distributed from the Fund during the reporting period. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                      95
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)             32%
MEDIAN MARKET CAPITALIZATION                       $13.0B

  The utility sector performed well during the period as investors flocked to the safety of these domestic securities, which represent 5% of the portfolio. Steady gains were also achieved in the consumer staples sector, which included companies that were less sensitive to the economy. For example, food retailers like American Stores and Food Lion provided good performance for the Fund.
  The financial sector was hurt by global concerns during the reporting period. This had a strong impact on the Fund's performance, as financial stocks represented 17% of the Fund's assets as of September 30, 1998. Although the financial sector dipped in the second and third quarters, we believe that this sector shows strength for the long-term. Historically, financial stocks have performed well when interest rates decline.

Balanced Fund                                      INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

TOP FIVE EQUITY INDUSTRY HOLDINGS (as of September 30, 1998)
--------------------------------------------------

FINANCE                                                  17%
ENERGY & RELATED                                          9%
MANUFACTURING-PROCESSING                                  6%
CAPITAL GOODS                                             5%
UTILITIES                                                 5%

  Bond returns were strong in the declining interest rate environment due to several steps we took to enhance the performance of the bond component of the Fund. The duration of the Fund was extended to capture additional yield as interest rates dropped; exposure to mortgage securities was minimized since these securities are very sensitive to fluctuations in interest rates; and the Fund reduced exposure to corporate bonds due to credit quality concerns. In addition, both the equity and bond securities were managed to limit Asian market exposure during the reporting period.

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
--------------------------------------------------

IBM CORPORATION                                        2.3%
PROVIDIAN FINANCIAL CORPORATION                        2.2%
HARTFORD FINANCIAL SERVICES GROUP                      2.1%
PHILIP MORRIS COMPANIES INCORPORATED                   2.0%
FREMONT GENERAL CORPORATION                            1.9%
GTE CORPORATION                                        1.8%
MONTANA POWER COMPANY                                  1.7%
CINERGY CORPORATION                                    1.7%
ATLANTIC RICHFIELD                                     1.6%
TEXACO INCORPORATED                                    1.6%

STRATEGIC OUTLOOK
  The U.S. economy will continue to experience international financial strains, as multi-national corporations will be affected by slower sales from abroad. Despite weakened earnings forecasts for U.S. corporations, we will focus on companies with solid fundamentals in sectors that have been strong during the recent volatility.

INVESTMENT ADVISOR COMMENTARY                                      Balanced Fund
------------------------------------------------------------------------

Attractive stocks will include companies from sectors that are relatively unexposed to a slowing economy, and are trading at discounts to the market.
  While global markets continue to fluctuate, generally, we will avoid companies that are dependent upon exports for the majority of their business. After careful review and analysis, we believe that certain financial stocks have minimal exposure to global problems, demonstrate good fundamentals, and offer compelling values at current prices.

1 Performance shown for the Class A shares of the Stagecoach Balanced Fund for periods prior to September 6, 1996 reflects performance of the Investor shares of the Pacifica Balanced Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Balanced Fund. Performance shown or advertised for the Class B and Institutional Class shares of the Stagecoach Balanced Fund for periods prior to September 6, 1996 reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B and Institutional Class sales charges and expenses, respectively.

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 5.25%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

3 The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures. The accompanying chart compares the performance of the Stagecoach Balanced Fund Class A and Institutional Class shares since inception of the predecessor portfolio with the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.25%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Government/Corporate Bond Index in an unmanaged index. The Fund is a professionally managed mutual fund. The Indexes presented here do not incur expenses and are not available directly for investment. Had these Indexes incurred operating expenses, their performances would have been lower.

Diversified Equity Income Fund                           PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

DIVERSIFIED EQUITY INCOME FUND

AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                      SIX-MONTHS                                  SINCE
                                         AS OF                                  INCEPTION
                                        9/30/98       1-YEAR       5-YEAR      (11/18/92)
CLASS A                                   (12.78)        (1.78)       13.82         13.94
CLASS B                                   (13.12)        (2.44)       13.15         13.25

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                      SIX-MONTHS                                  SINCE
                                         AS OF                                  INCEPTION
                                        9/30/98       1-YEAR       5-YEAR      (11/18/92)
CLASS A                                   (17.35)        (6.94)       12.60         12.90
CLASS B                                   (17.44)        (7.08)       12.90         13.16

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              STAGECOACH DIVERSIFIED EQUITY
                  INCOME FUND - CLASS A         S&P 500 INDEX
Inception                              $9,475           $10,000
Nov-92                                 $9,560           $10,000
Dec-92                                 $9,770           $10,123
Jan-93                                 $9,874           $10,207
Feb-93                                 $9,884           $10,346
Mar-93                                $10,132           $10,565
Apr-93                                 $9,989           $10,309
May-93                                $10,276           $10,585
Jun-93                                $10,289           $10,616
Jul-93                                $10,337           $10,574
Aug-93                                $10,750           $10,975
Sep-93                                $10,663           $10,891
Oct-93                                $11,002           $11,116
Nov-93                                $10,798           $11,010
Dec-93                                $10,975           $11,143
Jan-94                                $11,331           $11,522
Feb-94                                $11,123           $11,209
Mar-94                                $10,624           $10,720
Apr-94                                $10,764           $10,858
May-94                                $10,963           $11,036
Jun-94                                $10,777           $10,766
Jul-94                                $11,119           $11,119
Aug-94                                $11,511           $11,575
Sep-94                                $11,302           $11,292
Oct-94                                $11,262           $11,546
Nov-94                                $10,857           $11,125
Dec-94                                $10,983           $11,290
Jan-95                                $11,055           $11,583
Feb-95                                $11,524           $12,034
Mar-95                                $11,866           $12,388
Apr-95                                $12,153           $12,753
May-95                                $12,472           $13,262
Jun-95                                $12,590           $13,569
Jul-95                                $12,891           $14,019
Aug-95                                $12,984           $14,054
Sep-95                                $13,452           $14,647
Oct-95                                $13,306           $14,595
Nov-95                                $14,004           $15,235
Dec-95                                $14,297           $15,528
Jan-96                                $14,618           $16,056
Feb-96                                $14,897           $16,205
Mar-96                                $15,176           $16,361
Apr-96                                $15,435           $16,602
May-96                                $15,693           $17,028
Jun-96                                $15,650           $17,093
Jul-96                                $14,815           $16,337
Aug-96                                $15,335           $16,682
Sep-96                                $16,063           $17,620
Oct-96                                $16,183           $18,106
Nov-96                                $17,273           $19,473
Dec-96                                $17,458           $19,087
Jan-97                                $17,447           $20,278
Feb-97                                $17,667           $20,439
Mar-97                                $16,906           $19,601
Apr-97                                $17,092           $20,769
May-97                                $18,536           $22,038
Jun-97                                $19,206           $23,018
Jul-97                                $20,528           $24,848
Aug-97                                $19,861           $23,457
Sep-97                                $20,740           $24,740
Oct-97                                $19,918           $23,914
Nov-97                                $20,458           $25,021
Dec-97                                $20,987           $25,451
Jan-98                                $20,876           $25,731
Feb-98                                $22,360           $27,586
Mar-98                                $23,356           $28,999
Apr-98                                $23,122           $29,295
May-98                                $22,703           $28,791
Jun-98                                $22,795           $29,960
Jul-98                                $21,547           $29,642
Aug-98                                $19,076           $25,359
Sep-98                                $20,371           $26,984

INVESTMENT ADVISOR COMMENTARY                     Diversified Equity Income Fund
------------------------------------------------------------------------

DIVERSIFIED EQUITY INCOME FUND

  The Stagecoach Diversified Equity Income Fund ("the Fund") seeks to earn current income and a growing stream of income over time, consistent with the preservation of capital. The Fund invests in income-producing equity securities and debt instruments, including common stocks and preferred and convertible securities. Since the Fund offers a conservative approach to equity investing, at least 90% of the Fund's equity portfolio will be invested in large company stocks that are generally well-established in their industry and offer high dividend potential.
  Please note that we have changed the Fund's fiscal year-end to September 30 from March 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last six months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  Allen Wisniewski and Rex Wardlaw manage the Fund. Mr. Wisniewski has over 13 years of experience in the securities industry, with a focus on equities. Mr. Wisniewski received his BA and MBA in Economics and Finance from the University of California at Los Angeles. He is a Chartered Financial Analyst and a member of the Los Angeles Society of Financial Analysts. Mr. Wardlaw brings 11 years of investment experience to the Fund. He specializes in value style investing and has been managing investments at Wells Fargo since 1993. Mr. Wardlaw earned a BA in Chemistry from Northwest Nazarene College, and an MBA in Finance from the University of Oregon. He is also a Chartered Financial Analyst. Together, they bring disciplined investment expertise to equity investing.

PERFORMANCE REVIEW
  The Stagecoach Diversified Equity Income Fund Class A posted a cumulative total return of -12.78% for the six-month reporting period, excluding sales charges. This is below the S&P 500 Index, a broad-based stock index used for comparison in the preceding chart. The S&P 500 Index returned -6.95% for the

Diversified Equity Income Fund                     INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

same period. The Fund's performance was impacted by the declining returns of value stocks, which differ significantly from the growth stocks found in the S&P 500 Index.
  The financial sector also affected the Fund's performance. This sector represented 23% of the portfolio as of September 30, 1998. The gains achieved by financial stocks early in the year were offset during the second and third quarters due to increasing global concerns. Although the financial sector declined in the second and third quarter, we believe that this sector shows strength for the long-term. Historically, financial stocks have performed well when interest rates decline.
  The Fund distributed $0.16 in dividend income for Class A shares over the six-month period and no capital gains were distributed from the Fund during the reporting period. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                      64
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)             29%
MEDIAN MARKET CAPITALIZATION                       $10.3B

  The Fund's current allocation of 92% stocks contains many conservative stocks. In fact, about 10% of the stocks in the portfolio are invested in Real Estate Investment Trusts ("REITs"). One of the most conservative equity holdings in the portfolio, REITs are categorized within the financial sector.
  The Fund is designed specifically to generate a growing stream of income over time through a diverse portfolio. The utility sector has been one of the best performing sectors of the Fund and represented 12% of the Fund's assets as of September 30, 1998. The current declining interest rate environment has been favorable for utility stocks. During the third quarter, investors were moved into more conservative investments, due to continued global concerns. This led to the high performance of utility stocks. In addition, the fundamentals for this industry remain positive with solid earnings forecasted and an improved outlook for the industry. Duke Energy is an

INVESTMENT ADVISOR COMMENTARY                     Diversified Equity Income Fund
------------------------------------------------------------------------

example of a successful utility stock in the top ten holdings of the Fund. This company is an electric utility that has broadened into a diversified energy company. It is currently growing faster than the electric utility industry and has a better growth profile than its competitors.

TOP FIVE INDUSTRY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

FINANCE & RELATED                                        23%
UTILITIES                                                12%
GENERAL BUSINESS & RELATED                               11%
ENERGY & RELATED                                         10%
AUTOMOBILE & RELATED                                      7%

  While utilities provided solid returns, the capital goods sector declined due to overall concerns about international markets. The capital goods sector includes companies that sell farm, aerospace, and defense equipment. While domestic sales of these companies have remained relatively unchanged, a decline in companies with sales in Asian and former Soviet block countries has hurt exports. For example, John Deere, a farm equipment maker, was sold from the portfolio as U.S. farmers were increasingly affected by weakness in foreign markets.

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

ALLTEL CORPORATION                                     3.3%
FREMONT GENERAL CORPORATION                            3.1%
PHILIP MORRIS COMPANIES INCORPORATED                   3.0%
ATLANTIC RICHFIELD                                     2.9%
HOUSEHOLD INTERNATIONAL INCORPORATED                   2.8%
DUKE ENERGY CORPORATION                                2.8%
SOUTHERN COMPANY                                       2.6%
ALLEGHENY TELEDYNE INCORPORATED                        2.5%
EATON CORPORATION                                      2.4%
TEXACO INCORPORATED                                    2.4%

STRATEGIC OUTLOOK
  As the Fed moves toward additional cuts to key interest rates, this creates a more positive environment for the

Diversified Equity Income Fund                     INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

equity market. This easing in interest rate policy should allow for economic growth to continue at a moderate rate for the fourth quarter and into next year. Based on this outlook, we plan to modestly reduce our positions in the utility sector. As we see more stability in the markets, investors will start to gravitate toward other sectors that offer more compelling value such as the financial sector.

1 Performance shown for the Class B shares of the Stagecoach Diversified Equity
  Income Fund for periods prior to January 1, 1995 reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses.

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 5.25%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period.
3 The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures. The accompanying chart compares the performance of the Stagecoach Diversified Equity Income Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.25%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

PERFORMANCE AT A GLANCE                                        Equity Index Fund
------------------------------------------------------------------------

EQUITY INDEX FUND

AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                         SIX-MONTHS
                                            AS OF
                                           9/30/98       1-YEAR       5-YEAR       10-YEAR
CLASS A                                       (7.22)         8.26        18.73        16.04
CLASS B                                       (7.59)         7.48        18.07        15.33

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                         SIX-MONTHS
                                            AS OF
                                           9/30/98       1-YEAR       5-YEAR       10-YEAR
CLASS A                                      (11.39)         3.40        17.64        15.51
CLASS B                                      (12.21)         2.48        17.86        15.33

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             STAGECOACH EQUITY INDEX
                  FUND - CLASS A         S&P 500 INDEX
Jan-84                          $9,550           $10,000
Feb-84                          $9,636            $9,648
Mar-84                          $9,655            $9,815
Apr-84                          $9,712            $9,908
May-84                          $9,770            $9,360
Jun-84                          $9,837            $9,563
Jul-84                          $9,903            $9,444
Aug-84                          $9,970           $10,488
Sep-84                          $9,961           $10,490
Oct-84                          $9,980           $10,531
Nov-84                          $9,865           $10,413
Dec-84                         $10,085           $10,687
Jan-85                         $10,763           $11,520
Feb-85                         $10,925           $11,661
Mar-85                         $10,973           $11,668
Apr-85                         $10,906           $11,657
May-85                         $11,546           $12,331
Jun-85                         $11,708           $12,524
Jul-85                         $11,670           $12,506
Aug-85                         $11,556           $12,399
Sep-85                         $11,183           $12,011
Oct-85                         $11,651           $12,566
Nov-85                         $12,434           $13,428
Dec-85                         $13,026           $14,078
Jan-86                         $13,064           $14,156
Feb-86                         $14,019           $15,214
Mar-86                         $14,717           $16,063
Apr-86                         $14,516           $15,882
May-86                         $15,280           $16,727
Jun-86                         $15,519           $17,010
Jul-86                         $14,650           $16,059
Aug-86                         $15,729           $17,249
Sep-86                         $14,545           $15,823
Oct-86                         $15,251           $16,736
11/28/86                       $15,242           $17,143
12/31/86                       $15,213           $16,705
1/30/87                        $17,104           $18,955
2/27/87                        $17,753           $19,704
3/31/87                        $18,183           $20,272
4/30/87                        $17,973           $20,092
5/29/87                        $18,135           $20,266
6/30/87                        $19,024           $21,290
7/31/87                        $19,921           $22,368
8/31/87                        $20,657           $23,203
9/30/87                        $20,198           $22,694
10/30/87                       $15,901           $17,807
11/30/87                       $14,621           $16,339
12/31/87                       $15,700           $17,582
1/29/88                        $16,340           $18,322
2/29/88                        $17,075           $19,176
3/31/88                        $16,541           $18,583
4/29/88                        $16,703           $18,789
5/31/88                        $16,827           $18,952
6/30/88                        $17,572           $19,821
7/29/88                        $17,486           $19,746
8/31/88                        $16,894           $19,076
9/30/88                        $17,591           $19,889
10/31/88                       $18,050           $20,442
11/30/88                       $17,792           $20,151
12/30/88                       $18,078           $20,503
1/31/89                        $19,367           $22,004
2/28/89                        $18,880           $21,456
3/31/89                        $19,291           $21,956
4/28/89                        $20,265           $23,096
5/31/89                        $21,048           $24,031
6/30/89                        $20,924           $23,894
7/31/89                        $22,748           $26,052
8/31/89                        $23,159           $26,561
9/29/89                        $23,044           $26,453
10/31/89                       $22,500           $25,839
11/30/89                       $22,939           $26,366
12/31/89                       $23,464           $26,999
1/31/90                        $21,889           $25,186
2/28/90                        $22,146           $25,511
3/31/90                        $22,719           $26,187
4/30/90                        $22,137           $25,533
5/31/90                        $24,257           $28,023
6/30/90                        $24,076           $27,834
7/31/90                        $23,990           $27,745
8/31/90                        $21,812           $25,237
9/30/90                        $20,752           $24,008
10/31/90                       $20,647           $23,906
11/30/90                       $21,946           $25,451
12/31/90                       $22,538           $26,161
1/31/91                        $23,483           $27,300
2/28/91                        $25,126           $29,252
3/31/91                        $25,690           $29,961
4/30/91                        $25,728           $30,032
5/31/91                        $26,778           $31,327
6/30/91                        $25,556           $29,892
7/31/91                        $26,711           $31,286
8/31/91                        $27,313           $32,027
9/30/91                        $26,845           $31,491
10/31/91                       $27,179           $31,914
11/30/91                       $26,081           $30,628
12/31/91                       $29,013           $34,131
1/31/92                        $28,449           $33,495
2/29/92                        $28,793           $33,929
3/31/92                        $28,219           $33,269
4/30/92                        $29,015           $34,246
5/31/92                        $29,130           $34,414
6/30/92                        $28,684           $33,902
7/31/92                        $29,822           $35,287
8/31/92                        $29,195           $34,564
9/30/92                        $29,512           $34,970
10/31/92                       $29,589           $35,091
11/30/92                       $30,569           $36,286
12/31/92                       $30,926           $36,731
1/31/93                        $31,152           $37,038
2/28/93                        $31,556           $37,543
3/31/93                        $32,188           $38,335
4/30/93                        $31,396           $37,409
5/31/93                        $32,198           $38,409
6/30/93                        $32,264           $38,522
7/31/93                        $32,105           $38,367
8/31/93                        $33,288           $39,823
9/30/93                        $33,009           $39,517
10/31/93                       $33,658           $40,335
11/30/93                       $33,309           $39,951
12/31/93                       $33,681           $40,434
1/31/94                        $34,794           $41,808
2/28/94                        $33,834           $40,674
3/31/94                        $32,341           $38,900
4/30/94                        $32,731           $39,399
5/31/94                        $33,233           $40,045
6/30/94                        $32,407           $39,064
7/31/94                        $33,438           $40,347
8/31/94                        $34,767           $42,001
9/30/94                        $33,903           $40,974
10/31/94                       $34,628           $41,895
11/30/94                       $33,355           $40,369
12/31/94                       $33,821           $40,968
1/31/95                        $34,661           $42,029
2/28/95                        $35,985           $43,666
3/31/95                        $37,010           $44,952
4/28/95                        $38,058           $46,275
5/31/95                        $39,539           $48,121
6/30/95                        $40,414           $49,238
7/31/95                        $41,717           $50,870
8/31/95                        $41,793           $50,997
9/29/95                        $43,503           $53,148
10/31/95                       $43,328           $52,958
11/30/95                       $45,169           $55,281
12/29/95                       $45,995           $56,345
1/31/96                        $47,515           $58,261
2/29/96                        $47,925           $58,803
3/31/96                        $48,349           $59,368
4/30/96                        $49,017           $60,240
5/31/96                        $50,219           $61,788
6/30/96                        $50,373           $62,023
7/31/96                        $48,118           $59,282
8/31/96                        $49,078           $60,533
9/30/96                        $51,792           $63,935
10/31/96                       $53,170           $65,699
11/30/96                       $57,112           $70,659
12/31/96                       $55,957           $69,260
1/31/97                        $59,369           $73,582
2/28/97                        $59,783           $74,164
3/31/97                        $57,295           $71,123
4/30/97                        $60,657           $75,362
5/31/97                        $64,284           $79,966
6/30/97                        $67,139           $83,525
7/31/97                        $72,349           $90,165
8/31/97                        $68,262           $85,116
9/30/97                        $71,926           $89,772
10/31/97                       $69,479           $86,773
11/30/97                       $72,611           $90,791
12/31/97                       $73,800           $92,352
1/31/98                        $74,575           $93,368
2/28/98                        $79,900          $100,100
3/31/98                        $83,928          $105,225
4/30/98                        $84,728          $106,299
5/31/98                        $83,212          $104,470
6/30/98                        $86,587          $108,712
7/31/98                        $85,618          $107,559
8/31/98                        $73,223           $92,017
9/30/98                        $77,870           $97,915

Equity Index Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

EQUITY INDEX FUND

  The Stagecoach Equity Index Fund ("the Fund") seeks to approximate the total average return of substantially all common stocks comprising the Standard & Poor's 500 Index.(4) The Fund uses an innovative statistical process known as "sampling". This approach attempts to achieve a 95% correlation between the price and performance of the S&P 500 Index.
  Please note that we have changed the Fund's fiscal year-end to September 30 from March 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last six months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  The Equity Index Fund is sub-advised by Barclays Global Fund Advisors, one of the largest providers of index products in the world.

PERFORMANCE SUMMARY
  The Stagecoach Equity Index Fund Class A posted a -7.22% cumulative return for the six-month reporting period, excluding sales charges. This is slightly behind the S&P 500 Index, which returned -6.95% for the same period. Both the Fund and its benchmark experienced returns that erased strong performance earlier in the year. This was primarily due to growing international concerns, which created unprecedented volatility in U.S. markets during the third quarter. Concerns over earnings estimates for the third quarter weighed heavily on investors' minds, given the outlook for the global economy.
  The Fund distributed $0.33 dividend income for Class A shares and no capital gains were distributed from the Fund during the reporting period. Keep in mind that past performance is no guarantee of future returns.

INVESTMENT ADVISOR COMMENTARY                                  Equity Index Fund
------------------------------------------------------------------------

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                      504
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)               3%
MEDIAN MARKET CAPITALIZATION                         $6.7B

  The Fund offers instant diversification across the most widely held industrial, transportation, financial and utility stocks because it invests in many of the stocks held in the S&P 500 Index. Large capitalization stocks found in the portfolio did well during the reporting period as investors flocked to the security of larger names and solid earnings growth.

TOP FIVE INDUSTRY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

FINANCE & RELATED                                        14%
CAPITAL GOODS                                            10%
MANUFACTURING-PROCESSING                                 10%
ENERGY & RELATED                                          8%
UTILITIES                                                 7%

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

MICROSOFT CORPORATION                                  3.3%
GENERAL ELECTRIC COMPANY                               3.2%
EXXON CORPORATION                                      2.1%
MERCK & COMPANY INCORPORATED                           1.9%
INTEL CORPORATION                                      1.8%
COCA COLA COMPANY                                      1.7%
PFIZER INCORPORATED                                    1.7%
WAL MART STORES INCORPORATED                           1.5%
IBM CORPORATION                                        1.5%
PHILIP MORRIS COMPANIES INCORPORATED                   1.4%

STRATEGIC OUTLOOK
  Although international concerns will continue to impact economic growth here and in other parts of the world, the outlook for domestic stocks is moderate for the remainder of 1998. Large cap stocks appear to be

Equity Index Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

undervalued relative to the beginning of the year due to the recent profit-taking. And even with anticipated modest growth ahead, large companies with a high degree of certainty and visibility should do well in the fourth quarter and into 1999.

1 Performance shown for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Index Fund. Prior to January 1, 1992, performance shown or advertised for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund. Performance shown for the Class B shares of the Stagecoach Equity Index Fund for periods prior to February 17, 1998 reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 4.50%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period.

3 The returns for Class B shares of the Fund vary from the date results shown due to different expenses and load structures. The accompanying chart compares the performance of the Stagecoach Equity Index Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

4 "Standard & Poor's", "S&P" "S&P 500", Standard & Poor's 500 and 500 are trademarks of McGraw-Hill, Inc. and have been licensed. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of the Fund.

PERFORMANCE AT A GLANCE                                        Equity Value Fund
------------------------------------------------------------------------

EQUITY VALUE FUND
AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                       SIX-MONTHS                                 SINCE
                                          AS OF                                 INCEPTION
                                         9/30/98       1-YEAR       5-YEAR      (7/2/90)
CLASS A                                    (17.27)        (5.94)       14.31        13.68
CLASS B                                    (17.54)        (6.60)       13.55        12.91
CLASS C                                    (17.57)        (6.62)       13.54        12.91
INSTITUTIONAL CLASS                        (17.26)        (5.83)       14.42        13.75

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                       SIX-MONTHS                                 SINCE
                                          AS OF                                 INCEPTION
                                         9/30/98       1-YEAR       5-YEAR      (7/2/90)
CLASS A                                    (21.63)       (10.87)       13.08        12.94
CLASS B                                    (21.66)       (10.76)       13.32        12.91
CLASS C                                    (18.39)        (7.46)       13.54        12.91
INSTITUTIONAL CLASS                           N/A           N/A          N/A          N/A

GROWTH OF A $10,000 INVESTMENT(3)
----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH EQUITY                               STAGECOACH EQUITY
              VALUE FUND - CLASS A    S&P 500 INDEX    VALUE FUND - INSTITUTIONAL CLASS
Inception                    $9,475           $10,000                            $10,000
Jul-90                       $9,428            $9,968                             $9,950
Aug-90                       $8,404            $9,067                             $8,870
Sep-90                       $8,035            $8,626                             $8,480
Oct-90                       $7,950            $8,589                             $8,390
Nov-90                       $8,522            $9,144                             $8,994
Dec-90                       $8,818            $9,399                             $9,306
Jan-91                       $9,078            $9,808                             $9,581
Feb-91                       $9,655           $10,510                            $10,190
Mar-91                       $9,934           $10,764                            $10,485
Apr-91                       $9,828           $10,790                            $10,373
May-91                      $10,138           $11,255                            $10,699
Jun-91                       $9,654           $10,740                            $10,188
Jul-91                      $10,072           $11,240                            $10,630
Aug-91                      $10,315           $11,506                            $10,886
Sep-91                      $10,208           $11,314                            $10,773
Oct-91                      $10,276           $11,466                            $10,846
Nov-91                       $9,651           $11,004                            $10,186
Dec-91                      $10,651           $12,262                            $11,241
Jan-92                      $10,801           $12,034                            $11,400
Feb-92                      $11,002           $12,190                            $11,611
Mar-92                      $10,861           $11,953                            $11,463
Apr-92                      $11,123           $12,304                            $11,739
May-92                      $10,992           $12,364                            $11,601
Jun-92                      $10,781           $12,180                            $11,379
Jul-92                      $11,105           $12,678                            $11,720
Aug-92                      $10,731           $12,418                            $11,325
Sep-92                      $10,903           $12,564                            $11,507
Oct-92                      $11,035           $12,607                            $11,647
Nov-92                      $11,513           $13,037                            $12,151
Dec-92                      $11,774           $13,197                            $12,426
Jan-93                      $12,214           $13,307                            $12,890
Feb-93                      $12,412           $13,488                            $13,100
Mar-93                      $12,894           $13,773                            $13,609
Apr-93                      $12,684           $13,440                            $13,387
May-93                      $13,104           $13,800                            $13,831
Jun-93                      $13,262           $13,840                            $13,997
Jul-93                      $13,410           $13,784                            $14,153
Aug-93                      $14,033           $14,307                            $14,811
Sep-93                      $13,980           $14,198                            $14,755
Oct-93                      $14,214           $14,491                            $15,002
Nov-93                      $14,172           $14,353                            $14,957
Dec-93                      $14,814           $14,527                            $15,634
Jan-94                      $15,449           $15,021                            $16,305
Feb-94                      $15,293           $14,613                            $16,141
Mar-94                      $14,627           $13,976                            $15,438
Apr-94                      $14,688           $14,155                            $15,501
May-94                      $14,832           $14,387                            $15,654
Jun-94                      $14,525           $14,035                            $15,330
Jul-94                      $14,840           $14,496                            $15,662
Aug-94                      $15,312           $15,090                            $16,160
Sep-94                      $15,028           $14,721                            $15,860
Oct-94                      $14,943           $15,052                            $15,771
Nov-94                      $14,408           $14,504                            $15,206
Dec-94                      $14,560           $14,719                            $15,367
Jan-95                      $14,404           $15,100                            $15,202
Feb-95                      $14,963           $15,688                            $15,792
Mar-95                      $15,353           $16,150                            $16,204
Apr-95                      $15,772           $16,625                            $16,646
May-95                      $16,256           $17,289                            $17,157
Jun-95                      $16,361           $17,690                            $17,268
Jul-95                      $17,032           $18,276                            $17,976
Aug-95                      $17,098           $18,322                            $18,045
Sep-95                      $17,519           $19,095                            $18,490
Oct-95                      $17,137           $19,026                            $18,100
Nov-95                      $17,889           $19,861                            $18,908
Dec-95                      $18,084           $20,243                            $19,112
Jan-96                      $18,415           $20,932                            $19,476
Feb-96                      $18,650           $21,126                            $19,724
Mar-96                      $19,147           $21,329                            $20,264
Apr-96                      $19,534           $21,643                            $20,689
May-96                      $19,825           $22,199                            $21,011
Jun-96                      $19,659           $22,283                            $20,836
Jul-96                      $18,785           $21,298                            $19,895
Aug-96                      $19,243           $21,748                            $20,380
Sep-96                      $20,120           $22,970                            $21,280
Oct-96                      $21,106           $23,604                            $22,339
Nov-96                      $22,790           $25,386                            $24,122
Dec-96                      $22,883           $24,883                            $24,213
Jan-97                      $23,767           $26,436                            $25,166
Feb-97                      $24,137           $26,645                            $25,540
Mar-97                      $23,265           $25,553                            $24,627
Apr-97                      $23,942           $27,076                            $25,344
May-97                      $25,796           $28,730                            $27,306
Jun-97                      $26,799           $30,008                            $28,380
Jul-97                      $28,964           $32,394                            $30,673
Aug-97                      $27,914           $30,580                            $29,578
Sep-97                      $29,008           $32,253                            $30,732
Oct-97                      $27,501           $31,175                            $29,137
Nov-97                      $28,376           $32,619                            $30,063
Dec-97                      $29,136           $33,180                            $30,862
Jan-98                      $28,972           $33,545                            $30,708
Feb-98                      $31,202           $35,963                            $33,072
Mar-98                      $32,979           $37,805                            $34,976
Apr-98                      $32,634           $38,190                            $34,591
May-98                      $32,107           $37,533                            $34,051
Jun-98                      $31,956           $39,057                            $33,884
Jul-98                      $30,208           $38,643                            $32,030
Aug-98                      $25,947           $33,059                            $27,509
Sep-98                      $27,284           $35,178                            $28,940

Equity Value Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

EQUITY VALUE FUND

  The Stagecoach Equity Value Fund ("the Fund") seeks to provide investors with long-term capital appreciation. The Fund invests in common stocks, debt securities and foreign companies, implementing a value strategy that targets "out of favor" stocks. Our portfolio managers believe these companies are underpriced relative to market indicators, making them hidden opportunities for capital appreciation.
  Please note that we have changed the Fund's fiscal year-end to September 30 from March 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last six months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  Rex Wardlaw, Allen Wisniewski and Gregg Giboney manage the Fund. Mr. Wardlaw brings 11 years of investment experience to the Fund. He specializes in value-style investing and has been managing investments at Wells Fargo and Wells Capital Management since 1993. Mr. Wardlaw earned a BA in Chemistry from Northwest Nazarene College, and an MBA in Finance from the University of Oregon. He is also a Chartered Financial Analyst. Mr. Wisniewski has over 13 years of experience in the securities industry, with a focus on equities. Mr. Wisniewski received his BA and MBA in Economics and Finance from the University of California at Los Angeles. He is a Chartered Financial Analyst and a member of the Los Angeles Society of Financial Analysts. Mr. Giboney has been in the securities industry for 12 years. He holds a BA from Washington State University and an MBA from the University of Portland. Mr. Giboney is a Chartered Financial Analyst and is a board member and past President of the Portland Society of Financial Analysts. The fund managers work together to bring disciplined investment expertise to equity investing.

INVESTMENT ADVISOR COMMENTARY                                  Equity Value Fund
------------------------------------------------------------------------

PERFORMANCE SUMMARY
  The Stagecoach Equity Value Fund Class A posted a -17.27% cumulative return for the six-month reporting period, excluding sales charges. This is below the S&P 500 Index, a broad-based stock index used for comparison in the preceding chart. The S&P 500 Index returned -6.95% for the same period.
  During the period the Fund primarily invested in mid-to-small size companies, which did not perform as well as many of the larger companies held in the S&P 500 Index. In fact, the average size of companies in the Fund was approximately one-third the market capitalization of the overall S&P 500 Index. In addition, the Fund's value investment style underperformed the S&P 500 Index. Stocks that were more sensitive to the economy such as chemical, basic materials, and financial stocks contributed to the Fund's lower performance.
  The Fund distributed $0.09 in dividend income for Class A shares over the six-month period and no capital gains were distributed from the Fund during the reporting period. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                     127
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)             23%
MEDIAN MARKET CAPITALIZATION                       $10.3B

  The utility sector was one of the best performing sectors during the reporting period and for the year as well. In a declining interest rate environment, investors looked to the stability of utilities as an attractive place to invest, causing the price to increase. Also, these securities have little foreign exposure, making them more attractive in the current global market. Montana Power was one of the top performers for the Fund. This company is primarily known as an electric utility, however, it also owns a fiber-optic business unit with significant poten-

Equity Value Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

tial for expansion and profit. Montana Power would also like to be a provider of long-distance services, and may even sell the power generation business.
  The consumer staples sector also fared well for the Fund. Companies that fall into this sector include tobacco manufacturers, food and drug marketers, and food retailers. Historically, these types of companies perform well because of steady demand, despite economic pressures.

TOP FIVE INDUSTRY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

FINANCE & RELATED                                        24%
ENERGY & RELATED                                         14%
CAPITAL GOODS                                            10%
UTILITIES                                                10%
MANUFACTURING-PROCESSING                                  9%

  The performance of the financial sector impacted the Fund's performance. This sector represented 24% of the portfolio as of September 30, 1998. The gains achieved by financial stocks early in the year were offset during the second and third quarters due to increasing global concerns. Although financial companies declined later in the year, we believe that this sector shows strength for the long-term. Historically, financial stocks have performed well when interest rates decline.

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

HARTFORD FINANCIAL SERVICES CORPORATION                3.0%
FREMONT GENERAL CORPORATION                            2.8%
MONTANA POWER COMPANY                                  2.7%
PHILIP MORRIS COMPANIES INCORPORATED                   2.7%
WASTE MANAGEMENT INCORPORATED                          2.7%
GTE CORPORATION                                        2.3%
IBM CORPORATION                                        2.3%
CIGNA CORPORATION                                      2.2%
FIRST UNION CORPORATION                                2.0%
WASHINGTON MUTUAL INCORPORATED                         1.9%

INVESTMENT ADVISOR COMMENTARY                                  Equity Value Fund
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  Moderate economic growth sets the stage for additional cuts by the Federal Reserve. This is a positive development pointing to, at a minimum, the potential for improvement for many of the Fund's stocks that feature a relatively higher level of economic sensitivity. We also see positive implications from a weakening in the dollar, which is a good environment for exports and commodities.
  We will attempt to limit our international exposure until global markets become more stable. As we focus on domestic stocks, the Fund will continue to purchase stocks where valuations look attractive over the next 6-12 months. The financial sector should continue to provide solid returns in the current economic environment. We will also look for companies focused on domestic markets such as food, retailers, defense stocks, and regional banks. We continue to focus our attention on the core element of our discipline, selecting high quality undervalued stocks.

1 Performance shown for the Class A shares of the Stagecoach Equity Value Fund for periods prior to September 6, 1996 reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and polices as the Stagecoach Equity Value Fund. Performance shown or advertised for the Class B shares of the Stagecoach Equity Value Fund for periods prior to September 6, 1996 reflects performance of Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for the Class C shares of the Stagecoach Equity Value Fund for the periods prior to April 1, 1998 reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares of the Stagecoach Equity Value Fund for periods prior to September 6, 1996 reflects the performance of the Institutional Class shares of the predecessor portfolio.

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 5.25%. The maximum sales charge for Class B shares is 5.00%. The maximum sales

Equity Value Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

 charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

3 The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures. The accompanying chart compares the performance of the Stagecoach Equity Value Fund Class A and Institutional Class shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.25%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

PERFORMANCE AT A GLANCE                                              Growth Fund
------------------------------------------------------------------------

GROWTH FUND
AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                       SIX-MONTHS                                 SINCE
                                          AS OF                                 INCEPTION
                                         9/30/98       1-YEAR       5-YEAR      (8/2/90)
CLASS A                                     (7.08)         3.49        15.12        14.77
CLASS B                                     (7.45)         2.76        14.42        14.07
INSTITUTIONAL CLASS                         (7.10)         3.56        15.12        14.78

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                       SIX-MONTHS                                 SINCE
                                          AS OF                                 INCEPTION
                                         9/30/98       1-YEAR       5-YEAR      (8/2/90)
CLASS A                                    (11.95)        (1.93)       13.89        14.02
CLASS B                                    (12.08)        (1.66)       14.19        14.07
INSTITUTIONAL CLASS                           N/A           N/A          N/A          N/A

GROWTH OF A $10,000 INVESTMENT(3)
----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              S&P 500 INDEX         STAGECOACH GROWTH         STAGECOACH GROWTH
                               FUND - INSTITUTIONAL CLASS      FUND - CLASS A
Inception             $10,000                      $10,000                 $9,475
Aug-90                 $9,096                      $10,060                 $9,532
Sep-90                 $8,653                      $10,080                 $9,551
Oct-90                 $8,617                      $10,130                 $9,598
Nov-90                 $9,174                      $10,170                 $9,636
Dec-90                 $9,429                      $10,290                 $9,750
Jan-91                 $9,840                      $10,680                $10,119
Feb-91                $10,543                      $11,080                $10,498
Mar-91                $10,799                      $11,210                $10,621
Apr-91                $10,824                      $11,250                $10,659
May-91                $11,291                      $11,710                $11,095
Jun-91                $10,774                      $11,140                $10,555
Jul-91                $11,276                      $11,710                $11,095
Aug-91                $11,543                      $12,000                $11,370
Sep-91                $11,350                      $11,880                $11,256
Oct-91                $11,503                      $12,090                $11,455
Nov-91                $11,039                      $11,570                $10,963
Dec-91                $12,302                      $12,840                $12,166
Jan-92                $12,073                      $12,780                $12,109
Feb-92                $12,229                      $13,020                $12,336
Mar-92                $11,991                      $12,764                $12,094
Apr-92                $12,343                      $13,106                $12,418
May-92                $12,404                      $13,277                $12,580
Jun-92                $12,219                      $12,960                $12,280
Jul-92                $12,718                      $13,577                $12,864
Aug-92                $12,458                      $13,314                $12,615
Sep-92                $12,604                      $13,512                $12,803
Oct-92                $12,648                      $13,766                $13,043
Nov-92                $13,079                      $14,284                $13,534
Dec-92                $13,239                      $14,566                $13,802
Jan-93                $13,350                      $14,934                $14,150
Feb-93                $13,532                      $14,619                $13,851
Mar-93                $13,817                      $14,909                $14,126
Apr-93                $13,483                      $14,551                $13,787
May-93                $13,844                      $14,888                $14,106
Jun-93                $13,885                      $14,609                $13,842
Jul-93                $13,829                      $14,504                $13,742
Aug-93                $14,353                      $15,245                $14,444
Sep-93                $14,243                      $15,241                $14,440
Oct-93                $14,538                      $15,761                $14,934
Nov-93                $14,399                      $15,389                $14,581
Dec-93                $14,573                      $15,796                $14,967
Jan-94                $15,069                      $16,407                $15,546
Feb-94                $14,660                      $16,150                $15,302
Mar-94                $14,021                      $15,225                $14,426
Apr-94                $14,201                      $15,408                $14,599
May-94                $14,434                      $15,397                $14,589
Jun-94                $14,080                      $15,048                $14,258
Jul-94                $14,542                      $15,512                $14,698
Aug-94                $15,138                      $16,008                $15,168
Sep-94                $14,768                      $15,807                $14,977
Oct-94                $15,100                      $15,937                $15,101
Nov-94                $14,550                      $15,450                $14,639
Dec-94                $14,766                      $15,750                $14,923
Jan-95                $15,149                      $15,828                $14,997
Feb-95                $15,738                      $16,588                $15,717
Mar-95                $16,202                      $16,941                $16,052
Apr-95                $16,679                      $17,188                $16,285
May-95                $17,344                      $17,983                $17,039
Jun-95                $17,747                      $18,416                $17,449
Jul-95                $18,335                      $18,956                $17,961
Aug-95                $18,381                      $19,249                $18,238
Sep-95                $19,156                      $19,909                $18,864
Oct-95                $19,088                      $19,289                $18,276
Nov-95                $19,925                      $20,056                $19,003
Dec-95                $20,309                      $20,302                $19,236
Jan-96                $20,999                      $20,749                $19,660
Feb-96                $21,194                      $21,549                $20,418
Mar-96                $21,398                      $21,597                $20,463
Apr-96                $21,712                      $22,362                $21,188
May-96                $22,270                      $22,951                $21,746
Jun-96                $22,355                      $22,452                $21,273
Jul-96                $21,367                      $21,061                $19,955
Aug-96                $21,818                      $21,714                $20,574
Sep-96                $23,044                      $22,790                $21,632
Oct-96                $23,680                      $23,517                $22,320
Nov-96                $25,468                      $25,057                $23,782
Dec-96                $24,964                      $24,664                $23,415
Jan-97                $26,521                      $26,211                $24,883
Feb-97                $26,731                      $25,492                $24,192
Mar-97                $25,635                      $24,594                $23,331
Apr-97                $27,163                      $25,675                $24,352
May-97                $28,822                      $27,379                $25,956
Jun-97                $30,105                      $27,994                $26,546
Jul-97                $32,498                      $30,402                $28,822
Aug-97                $30,678                      $28,596                $27,106
Sep-97                $32,356                      $29,755                $28,207
Oct-97                $31,276                      $28,813                $27,305
Nov-97                $32,724                      $29,273                $27,732
Dec-97                $33,287                      $29,427                $27,875
Jan-98                $33,653                      $29,938                $28,372
Feb-98                $36,079                      $31,651                $29,991
Mar-98                $37,926                      $33,169                $31,416
Apr-98                $38,313                      $33,399                $31,644
May-98                $37,654                      $32,875                $31,146
Jun-98                $39,183                      $34,506                $32,688
Jul-98                $38,768                      $34,288                $32,475
Aug-98                $33,166                      $29,418                $27,862
Sep-98                $35,292                      $30,815                $29,191

Growth Fund                                        INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

GROWTH FUND

  The Stagecoach Growth Fund ("the Fund") seeks to earn current income and achieve long-term capital appreciation by investing primarily in common stocks and preferred stocks, and debt securities that are convertible into common stocks. The Fund maintains a large company emphasis and the majority of the Fund's holdings consist of larger, established companies with market capitalizations above $1 billion. These companies represent some of America's best known firms with long histories of increasing earnings.
  Please note that we have changed the Fund's fiscal year-end to September 30 from March 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last six months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  Kelli Hill manages the Stagecoach Growth Fund. Ms. Hill has 15 years of experience in the securities industry. Prior to joining Wells Fargo in 1987, Ms. Hill worked as an institutional equity trader for E.F. Hutton. Ms. Hill holds a BA from the University of Southern California and is a Chartered Financial Analyst Level II candidate.

PERFORMANCE SUMMARY
  The Stagecoach Growth Fund Class A posted a -7.08% cumulative return for the six-month reporting period, excluding sales charges. This is slightly below the Fund's benchmark, the S&P 500 Index, which returned -6.95% for the same period. Even though the market favored large capitalization stocks during the reporting period, the Fund and the benchmark declined in the third quarter, which resulted in negative numbers at the end of September. In fact, year-to-date performance for the Fund was up 17.27% through June 30, 1998.
  The retail sector provided solid returns because it includes companies that tend to be more resistant to

INVESTMENT ADVISOR COMMENTARY                                        Growth Fund
------------------------------------------------------------------------

swings in the economy. The Fund benefited from investing in several companies in this sector including Wal-Mart, Home Depot, and Gap Stores.
  The Fund distributed $0.05 in dividend income for Class A shares and no capital gains were distributed from the Fund during the reporting period. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                      84
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)             18%
MEDIAN MARKET CAPITALIZATION                       $63.5B

  A sector that had good performance for the Fund was healthcare. The healthcare sector, which includes drug companies such as Lilly, Pfizer and Bristol Myers, offered consistent returns despite market volatility and showed strong gains for the Fund.

TOP FIVE INDUSTRY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

FINANCE & RELATED                                        18%
MANUFACTURING-PROCESSING                                 12%
CAPITAL GOODS                                            10%
ENERGY & RELATED                                          9%
CONSUMER-DISCRETIONARY                                    6%

  The Fund was hurt by the performance of the consumer staples and aerospace sectors. Companies selling consumer staples like Proctor & Gamble saw prices fall during the period due to international exposure. The aerospace industry declined due to the multinational nature of these companies. In light of the weak outlook for this sector, the Fund's position in this industry was reduced when positions in Honeywell were sold.

Growth Fund                                        INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

GENERAL ELECTRIC COMPANY                               4.6%
MICROSOFT CORPORATION                                  3.6%
AMERICAN INTERNATIONAL GROUP INCORPORATED              2.7%
CISCO SYSTEMS INCORPORATED                             2.5%
COCA COLA COMPANY                                      2.2%
WAL MART STORES INCORPORATED                           2.0%
IBM CORPORATION                                        2.0%
EXXON CORPORATION                                      2.0%
SBC COMMUNICATIONS                                     1.9%
CHASE MANHATTAN CORPORATION                            1.9%

STRATEGIC OUTLOOK
  Large cap equities appear to be undervalued, relative to the beginning of the year, and even with anticipated modest growth ahead, companies with a high degree of certainty and visibility should do well in the fourth quarter and into 1999. Sectors that have performed well are pharmaceuticals such as Bristol Myers, Pfizer and Lilly. Drug companies have little exposure to the emerging markets and these companies are set to do very well, which drives stock prices higher.
  We are cautious, but optimistic that large capitalization stocks will continue to perform well through the end of the year. As always, we will continue to focus on the companies with accelerated earnings that we believe to be consistent and stable.

1 Performance shown for the Class A shares of the Stagecoach Growth Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Stagecoach Growth Fund. Performance shown or advertised for the Class B shares of the Stagecoach Growth Fund for the periods January 1, 1992 to January 1, 1995 reflects performance of the Class A shares of Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for the Class B shares of the Stagecoach Growth Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for Institutional Class shares of the Stagecoach

INVESTMENT ADVISOR COMMENTARY                                        Growth Fund
------------------------------------------------------------------------

 Growth Fund for the period prior to September 6, 1996 reflect the performance of the Class A shares (as described above) adjusted for Institutional Class share expenses

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 5.25%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

3 The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures. The accompanying chart compares the performance of the Stagecoach Growth Fund Class A and Institutional Class shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.25%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

International Equity Fund                                PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                                SIX-MONTHS                    SINCE
                                                   AS OF                    INCEPTION
                                                  9/30/98       1-YEAR      (9/24/97)
CLASS A                                             (15.29)        (7.22)       (6.28)
CLASS B                                             (15.53)        (7.83)       (6.89)
CLASS C                                             (15.53)        (7.83)       (6.89)

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                                SIX-MONTHS                    SINCE
                                                   AS OF                    INCEPTION
                                                  9/30/98       1-YEAR      (9/24/97)
CLASS A                                             (19.73)       (12.10)      (11.09)
CLASS B                                             (19.75)       (12.44)      (10.55)
CLASS C                                             (16.38)        (8.75)       (6.89)

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   STAGECOACH INTERNATIONAL
               MSCI EAFE INDEX       EQUITY FUND - CLASS A
Inception                $10,000                       $9,475
09/97                    $10,140                       $9,560
10/97                     $9,360                       $9,001
11/97                     $9,265                       $9,077
12/97                     $9,345                       $9,164
01/98                     $9,772                       $9,372
02/98                    $10,400                      $10,007
03/98                    $10,720                      $10,472
04/98                    $10,807                      $10,661
05/98                    $10,757                      $10,652
06/98                    $10,841                      $10,803
07/98                    $10,954                      $10,927
08/98                     $9,599                       $9,183
09/98                     $9,307                       $8,870

INVESTMENT ADVISOR COMMENTARY                          International Equity Fund
------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

  The Stagecoach International Equity Fund ("the Fund") seeks to earn total return, with an emphasis on capital appreciation, over the long-term by investing in equity securities of non-U.S. companies. Stock selection for the Fund is driven by company fundamentals, not country allocation. Target companies generally have a history of effective management, prudent financial and accounting policies, and an ability to capitalize on a changing business environment.
  Please note that we have changed the Fund's fiscal year-end to September 30 from March 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last six months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  Katherine Schapiro and Stacey Ho manage the International Equity Fund. Ms. Schapiro has over 17 years of securities experience, with extensive international investment expertise. Ms. Schapiro is a graduate of Stanford University and a Chartered Financial Analyst. Ms. Ho has nine years of experience in the securities industry and has dedicated her investment management career to international money management. She received her BS degree from San Diego State University, an MS from Stanford University and an MBA from UCLA. Ms. Ho is working toward her Chartered Financial Analyst designation.

PERFORMANCE SUMMARY
  The Stagecoach International Equity Fund Class A posted a -15.29% cumulative return for the six-month reporting period, excluding sales charges. This is below the benchmark for the Fund, the Morgan Stanley Capital Investment-Europe, Australasia and Far East Index ("MSCI EAFE Index"), which returned -13.18% for the same period. Although the Fund was ahead of its benchmark for the majority of the year, most of the difference in performance occurred in the month of August when the currency crisis spread from Southeast Asia to Russia, and threatened Brazil. Stock markets around the world declined significantly during the month. The

International Equity Fund                          INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

developed markets of Continental Europe and emerging markets of Eastern Europe and Latin America were particularly affected.
  The Fund did not distribute dividend income for Class A shares and no capital gains were distributed from the Fund during the reporting period. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                      72
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)             21%
MEDIAN MARKET CAPITALIZATION                       $18.5B

  The Fund's performance can be attributed to key holdings in the portfolio. Several of the Fund's core European holdings underperformed in the difficult market environment late in the period. Of note were companies associated with financial services, such as Amvescap and Union Bank of Switzerland, and those with operations in Latin America, including Telefonica and Banco Santander. Finally, although the Fund had only modest exposure to emerging markets, all emerging markets stocks suffered materially in the period.

TOP HOLDINGS BY COUNTRY (as of September 30, 1998)
---------------------------------------------------------

GREAT BRITAIN                                            16%
FRANCE                                                   12%
JAPAN                                                    10%
NETHERLANDS                                               9%
GERMANY                                                   5%

  Throughout the six-month period, the Fund remained overweighted in Continental European markets, and underweighted in the stock markets of Asia, relative to the MSCI EAFE Index. Economic conditions continued to worsen in the Asia Pacific region, causing corporate earnings forecasts to decline and expectations of recovery to be delayed. In contrast, European economies enjoyed improved conditions as interest rates declined and consumer demand picked up.
  Recognizing that European stocks were overvalued early in the summer, steps were taken to reduce positions in several key holdings, including Ericsson and

INVESTMENT ADVISOR COMMENTARY                          International Equity Fund
------------------------------------------------------------------------

Telefonica. Purchases were made primarily in defensive and domestic oriented companies such as Superdiplo, a supermarket operator. Major holdings which did well in the period included cellular services provider Vodafone, and retailers Boots and Metro.

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

VODAFONE GROUP PLC                                     3.2%
METRO AG                                               2.6%
AXA UAP                                                2.5%
GROUPE DANONE ADR                                      2.4%
NOVARTIS AG                                            2.4%
BOOTS CO PLC                                           2.3%
SONY CORPORATION                                       2.3%
NOKIA CORP ADR                                         2.1%
NEWS CORPORATION LIMITED                               1.9%
GLAXO HOLDINGS PLC ADR                                 1.9%

STRATEGIC OUTLOOK
  The key to the market's recovery is containment of currency problems followed by a return of investor confidence in global leadership and economic expansion. It is important that Europe and the U.S. avoid recession and remain engines of growth for the rest of the world. In addition, effective banking system reform in Japan would help to improve investor confidence and speed recovery in Asian economies.
  While the recent market volatility is unsettling, it does not change our basic approach to investing. We will maintain our disciplined investment strategy and will continually assess the risk/reward prospects of the Fund's investments. We are confident that the Fund's top holdings are financially strong as these companies have solid management teams and are leaders in their industries.

1 Performance shown for the Class C shares of the Stagecoach International
  Equity Fund for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C shares charges and expenses.

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results. An investment in the Stagecoach International Equity Fund presents certain additional risks

International Equity Fund                          INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks including: currency fluctuation, the potential for diplomatic and political instability and liquidity risks, foreign taxation and differences in auditing and other financial standards.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 5.25%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and Class C share performance with sales charge assumes the sales charge for the corresponding time period.

3 The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures. The accompanying chart compares the performance of the Stagecoach International Equity Fund Class A shares since inception with the Morgan Stanley Capital Investment-Europe, Australasia and Far East Index. The Index is an unmanaged index comprised of common stocks sold on stock exchanges and over-the-counter markets within the listed regions. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.25%. The Morgan Stanley Capital Investment-Europe, Australasia and Far East Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performances would have been lower.

PERFORMANCE AT A GLANCE                                           Small Cap Fund
------------------------------------------------------------------------

SMALL CAP FUND
AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                       SIX-MONTHS                                 SINCE
                                          AS OF                                 INCEPTION
                                         9/30/98       1-YEAR       3-YEAR      (11/1/94)
CLASS A                                    (30.29)       (30.84)        5.65        17.78
CLASS B                                    (30.50)       (31.31)        5.02        17.06
CLASS C                                    (30.54)       (31.35)        5.00        17.04
INSTITUTIONAL CLASS                        (30.07)       (30.45)        6.73        18.80

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                       SIX-MONTHS                                 SINCE
                                          AS OF                                 INCEPTION
                                         9/30/98       1-YEAR       3-YEAR      (11/1/94)
CLASS A                                    (33.95)       (34.48)        3.77        16.18
CLASS B                                    (33.97)       (34.47)        4.10        16.57
CLASS C                                    (31.23)       (31.98)        5.00        17.04
INSTITUTIONAL CLASS                           N/A           N/A          N/A          N/A

GROWTH OF A $10,000 INVESTMENT(3)
----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH SMALL      RUSSELL 2000      STAGECOACH SMALL CAP
              CAP FUND - CLASS A        INDEX       FUND - INSTITUTIONAL CLASS
Inception                   $9,475         $10,000                      $10,000
Nov-94                      $9,598          $9,596                      $10,120
Dec-94                      $9,996          $9,853                      $10,560
Jan-95                     $10,025          $9,729                      $10,590
Feb-95                     $10,574         $10,134                      $11,170
Mar-95                     $11,133         $10,307                      $11,770
Apr-95                     $11,446         $10,536                      $12,100
May-95                     $11,692         $10,717                      $12,370
Jun-95                     $12,924         $11,273                      $13,670
Jul-95                     $14,336         $11,923                      $15,170
Aug-95                     $14,364         $12,169                      $15,200
Sep-95                     $15,255         $12,387                      $16,150
Oct-95                     $14,781         $11,834                      $15,650
Nov-95                     $16,183         $12,331                      $17,150
Dec-95                     $16,903         $12,656                      $17,910
Jan-96                     $17,235         $12,642                      $18,260
Feb-96                     $18,230         $13,037                      $19,320
Mar-96                     $19,064         $13,303                      $20,210
Apr-96                     $21,603         $14,014                      $22,910
May-96                     $23,271         $14,566                      $24,680
Jun-96                     $21,518         $13,968                      $22,830
Jul-96                     $18,363         $12,748                      $19,490
Aug-96                     $20,324         $13,489                      $21,580
Sep-96                     $21,217         $14,016                      $22,450
Oct-96                     $19,790         $13,801                      $20,930
Nov-96                     $20,253         $14,369                      $21,430
Dec-96                     $20,886         $14,746                      $22,110
Jan-97                     $21,198         $15,041                      $22,440
Feb-97                     $19,289         $14,675                      $20,430
Mar-97                     $17,938         $13,982                      $19,010
Apr-97                     $16,974         $14,022                      $18,000
May-97                     $20,688         $15,582                      $21,940
Jun-97                     $22,370         $16,251                      $23,730
Jul-97                     $23,259         $17,006                      $24,690
Aug-97                     $23,996         $17,396                      $25,470
Sep-97                     $26,585         $18,669                      $28,230
Oct-97                     $24,676         $17,850                      $26,210
Nov-97                     $23,788         $17,733                      $25,280
Dec-97                     $23,203         $18,044                      $24,668
Jan-98                     $22,823         $17,759                      $24,276
Feb-98                     $24,356         $19,071                      $25,921
Mar-98                     $26,374         $19,857                      $28,078
Apr-98                     $26,302         $19,966                      $28,013
May-98                     $24,223         $18,890                      $25,812
Jun-98                     $24,964         $18,930                      $26,618
Jul-98                     $22,720         $17,396                      $24,243
Aug-98                     $17,027         $14,018                      $18,174
Sep-98                     $18,386         $15,116                      $19,634

Small Cap Fund                                     INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

SMALL CAP FUND

  The Stagecoach Small Cap Fund ("the Fund") seeks above-average, long-term capital appreciation in order to provide investors with a rate of total return exceeding that of the Russell 2000 Index, before fees and expenses, over a time horizon of three to five years. The Fund invests in growth-oriented common stocks with market capitalizations that fall between $100 million and $25 billion at the time of acquisition. Due to their relatively small size, the Fund's investments may offer substantial growth potential but they also entail greater risk than larger, more established companies.
  Please note that we have changed the Fund's fiscal year-end to September 30 from March 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last six months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  Jon Hickman and Kenneth Lee manage the Small Cap Fund. Mr. Hickman has over 16 years of experience in the investment management field and has a BA and an MBA in Finance from Brigham Young University. Mr. Lee has seven years of experience in the securities industry. He graduated from the University of California at Davis with a double major in Economics and Organizational Studies. Mr. Lee has an expertise in the technology and healthcare sectors. He is also a Certified Financial Analyst Level II candidate.

PERFORMANCE REVIEW
  The Stagecoach Small Cap Fund Class A posted a -30.29% cumulative return for the six-month reporting period, excluding sales charges. This is below the Fund's benchmark, the Russell 2000 Index, which returned -23.87% for the same period. Both the Fund and the benchmark declined, confirming that small capitalization stocks are not currently in favor. While a brief rally in July seemed to renew interest in small stocks, the market volatility in August and September kept small stocks down at the end of the reporting period. In addi-

INVESTMENT ADVISOR COMMENTARY                                     Small Cap Fund
------------------------------------------------------------------------

tion, the markets focused on the stability of quarterly financial results, rather than absolute growth. This caused the price of the aggressive growth stocks in the portfolio to falter in the third quarter.
  Despite efforts to avoid companies with international exposure, the Fund was impacted by global economic turmoil, causing company earnings to suffer in the second and third quarter. The Fund did not distribute dividend income for Class A shares and no capital gains were distributed from the Fund during the reporting period. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                     105
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)            110%
MEDIAN MARKET CAPITALIZATION                        $0.8B

  While most small cap stocks experienced volatility during the reporting period, certain stocks performed well for the Fund. For example, Superior Telecom, a company that lays cable for telephone companies, showed impressive gains. Another company that contributed positive returns for the Fund was Gemstar, which offers video previews on cable channels. This firm should continue to provide high earnings growth as the number of cable channels increases.

TOP FIVE INDUSTRY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

GENERAL BUSINESS & RELATED                               18%
CONSUMER-DISCRETIONARY                                   10%
CONSUMER-BASIC                                            9%
MANUFACTURING-PROCESSING                                  9%
CAPITAL GOODS                                             9%

  The consumer staple sector posted gains during the reporting period. This sector is less sensitive to the economy and fared well in the current environment. Regis, a haircutting salon similar to SuperCuts, is an example of a consumer staple security that added to the Fund's performance.

Small Cap Fund                                     INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  The telecommunications and technology sectors contributed to the Fund's negative performance as global markets fell. Telecommunication companies with international exposure such as Pacific Gateway provided declining returns. The technology sector, which includes Internet and software companies, slowed due to concerns about international stability.

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

REGIS CORPORATION                                      2.2%
PAREXEL INTERNATIONAL CORPORATION                      2.1%
SUPERIOR TELECOM INCORPORATED                          1.9%
HA-LO INDUSTRIES, INCORPORATED                         1.8%
GEMSTAR INTERNATIONAL GROUP LIMITED                    1.8%
AMERICAN ITALIAN PASTA COMPANY                         1.7%
TMP WORLDWIDE INCORPORATED                             1.7%
RENAL CARE GROUP, INCORPORATED                         1.7%
INTERNATIONAL TELECOMMUNICATION DATA SYSTEMS,
INCORPORATED                                           1.6%
ZALE CORPORATION                                       1.6%

STRATEGIC OUTLOOK
  We expect slower economic growth, but the economy will benefit from an easing in monetary policy by the Fed. While we believe that earnings growth will be good and valuations are at record lows, we are likely to continue to experience increased market volatility. We must also be conscious of the impact that international events may have on our own economy. We will continue to employ our disciplined investment process in search of companies with good fundamentals, and are hoping that the next few months will provide some buying opportunities for the Fund.
  We continue to favor technology, healthcare and consumer staples sectors. In the technology sector, we will focus on software and information technology, based on the low valuation of these stocks. Within the healthcare sector, we are emphasizing pharmaceutical and service-related sectors, while avoiding long-term care. Finally, we continue to favor the consumer staples sector for its defensive characteristics.

INVESTMENT ADVISOR COMMENTARY                                     Small Cap Fund
------------------------------------------------------------------------

1 Performance shown for the Class A shares of the Stagecoach Small Cap Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employment Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Stagecoach Small Cap Fund. Performance shown or advertised for the Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund for periods prior to September 16, 1996, reflects performance of shares of the predecessor portfolio, with expenses adjusted to reflect Class B, Class C and Institutional Class shares, respectively.

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results. There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 5.25%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

3 The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Small Cap Fund Class A and Institutional Class shares since inception of the predecessor portfolio with the Russell 2000 Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.25%. The Russell 2000 Index is an unmanaged index of the 2000 smallest stocks (by market value) in the Russell 3000 Index. It currently represents 7% of the U.S. equity market, while the Russell 3000 comprises approximately 98% if the U.S. equity market. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

Strategic Growth Fund                                    PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

STRATEGIC GROWTH FUND

AVERAGE ANNUAL RETURNS (as of September 30, 1998)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                      YEAR-TO-DATE                                 SINCE
                                          AS OF                                  INCEPTION
                                         9/30/98        1-YEAR       5-YEAR      (1/20/93)
CLASS A                                    (16.73)        (27.37)        8.21        12.98
CLASS B                                    (17.18)        (27.85)        7.43        11.98
CLASS C                                    (17.19)        (27.88)        7.42        11.97

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                      YEAR-TO-DATE                                 SINCE
                                          AS OF                                  INCEPTION
                                         9/30/98        1-YEAR       5-YEAR      (1/20/93)
CLASS A                                    (21.12)        (31.18)        7.05        11.93
CLASS B                                    (21.32)        (31.48)        7.13        11.88
CLASS C                                    (18.02)        (28.61)        7.42        11.97

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH STRATEGIC
              GROWTH FUND - CLASS A     S&P 500 INDEX
Inception                      $9,475           $10,000
Jan-93                         $9,494           $10,084
Feb-93                         $9,712           $10,221
Mar-93                        $10,224           $10,437
Apr-93                        $10,138           $10,184
May-93                        $11,154           $10,457
Jun-93                        $11,266           $10,488
Jul-93                        $11,295           $10,445
Aug-93                        $12,045           $10,842
Sep-93                        $12,817           $10,759
Oct-93                        $12,826           $10,981
Nov-93                        $12,408           $10,876
Dec-93                        $12,939           $11,008
Jan-94                        $13,616           $11,382
Feb-94                        $13,635           $11,073
Mar-94                        $12,322           $10,591
Apr-94                        $12,420           $10,726
May-94                        $12,410           $10,902
Jun-94                        $11,518           $10,635
Jul-94                        $11,822           $10,984
Aug-94                        $12,939           $11,435
Sep-94                        $12,900           $11,155
Oct-94                        $13,518           $11,406
Nov-94                        $13,175           $10,990
Dec-94                        $13,486           $11,153
Jan-95                        $13,283           $11,442
Feb-95                        $14,024           $11,888
Mar-95                        $14,724           $12,239
Apr-95                        $14,958           $12,598
May-95                        $15,424           $13,101
Jun-95                        $17,312           $13,405
Jul-95                        $18,905           $13,849
Aug-95                        $19,077           $13,883
Sep-95                        $19,554           $14,469
Oct-95                        $18,935           $14,417
Nov-95                        $19,357           $15,050
Dec-95                        $19,219           $15,341
Jan-96                        $19,528           $15,862
Feb-96                        $20,431           $16,010
Mar-96                        $20,511           $16,163
Apr-96                        $23,196           $16,401
May-96                        $24,144           $16,822
Jun-96                        $22,350           $16,886
Jul-96                        $19,379           $16,140
Aug-96                        $20,568           $16,481
Sep-96                        $22,179           $17,407
Oct-96                        $21,128           $17,887
Nov-96                        $21,906           $19,238
Dec-96                        $21,203           $18,857
Jan-97                        $21,998           $20,035
Feb-97                        $19,638           $20,192
Mar-97                        $17,957           $19,362
Apr-97                        $17,727           $20,518
May-97                        $20,847           $21,767
Jun-97                        $21,272           $22,744
Jul-97                        $23,494           $24,553
Aug-97                        $23,793           $23,178
Sep-97                        $26,188           $24,448
Oct-97                        $24,438           $23,631
Nov-97                        $23,506           $24,725
Dec-97                        $22,842           $25,151
Jan-98                        $22,236           $25,427
Feb-98                        $24,181           $27,261
Mar-98                        $25,760           $28,656
Apr-98                        $25,737           $28,949
May-98                        $23,517           $28,451
Jun-98                        $24,868           $29,606
Jul-98                        $23,140           $29,292
Aug-98                        $17,441           $25,059
Sep-98                        $19,020           $26,666

INVESTMENT ADVISOR COMMENTARY                              Strategic Growth Fund
------------------------------------------------------------------------

STRATEGIC GROWTH FUND

  The Stagecoach Strategic Growth Fund (the "Fund") seeks to provide investors with an above average level of long-term capital appreciation. The Fund invests in equity securities of companies expected to experience strong growth in revenues, earnings and assets. Managed with a mid-cap emphasis, at least 65% of the Fund's assets will be invested in companies with market capitalizations that fall between the range of $470 million and $11.3 billion at the time the stock is bought.
  Please note that we have changed the Fund's fiscal year-end to September 30 from December 31. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second audited annual report we have sent you over the last nine months. Our discussions will focus on the most recent period, although we may also comment on longer-term performance.
  Jon Hickman and Chris Greene manage the Strategic Growth Fund. Mr. Hickman has over sixteen years of experience in the investment management field and has a BA and an MBA in Finance from Brigham Young University. Mr. Greene has 7 years of experience in the securities industry. Prior to joining the Wells Capital Management in 1997, Mr. Greene worked as an analyst for Hambrecht & Quist. He graduated with a BA in Economics from Claremont McKenna College.

PERFORMANCE SUMMARY
  The Stagecoach Strategic Growth Fund Class A posted a -16.73% cumulative return for the nine-month reporting period, excluding sales charges. This is below the S&P 500 Index, a broad-based stock index used for comparison in the preceding chart. The S&P 500 Index returned 6.01% for the same period. The Fund's focus on mid-to-small cap stocks was the primary reason for its underperformance. The S&P 500 was supported by the performance of the largest stocks within the Index. In the current environment, investors are looking for stability and liquidity, smaller stocks do

Strategic Growth Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

not offer the same type of flexibility as larger stocks, and therefore did not perform as well in the current environment.
  Despite efforts to avoid companies with international exposure, the Fund was impacted by global economic turmoil, which caused investors to fear that earnings might falter in the second and third quarters. The Fund did not distribute dividend income for Class A shares and no capital gains were distributed during the reporting period. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1998)
--------------------------------------------------

NUMBER OF ISSUES                                     107
PORTFOLIO TURNOVER RATIO (NOT ANNUALIZED)            339%
MEDIAN MARKET CAPITALIZATION                        $1.3B

  The weak performance of several sectors impacted the Fund's returns. The financial sector dropped during the third quarter, erasing gains from earlier in the year. In addition, the retail, transportation and technology sectors experienced a slowdown in growth as a result of global unrest.
  Currently, the Fund holds significant positions in information technology service stocks. These companies help corporations improve the flow of information, enhance systems and prepare for Year 2000 issues. The Fund's largest holding, Metamor Worldwide, is an example of a company that has excelled in this sector. Metamor shows good earnings growth, the potential for expansion and strong financial fundamentals.

TOP FIVE INDUSTRY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

GENERAL BUSINESS & RELATED                               24%
FINANCE & RELATED                                        12%
MANUFACTURING-PROCESSING                                 12%
CONSUMER-DISCRETIONARY                                   11%
CAPITAL GOODS                                             9%

  In response to the current economic environment, the Fund has continued shifting assets away from underperforming, small cap stocks toward mid-size

INVESTMENT ADVISOR COMMENTARY                              Strategic Growth Fund
------------------------------------------------------------------------

companies as a defensive move to capture additional returns. During the reporting period, the Fund purchased securities of companies such as Charles Schwab and RiteAid to take advantage of opportunities in the mid-cap range.
  The Fund's portfolio turnover ratio is a result of the shift into mid-cap stocks. A change in certain investment policies earlier in the year allowed us more flexibility to invest in larger companies. To take advantage of the opportunity, we incurred some additional turnover.

TOP TEN EQUITY HOLDINGS (as of September 30, 1998)
---------------------------------------------------------

METAMOR WORLDWIDE INCORPORATED                         3.7%
ADMINISTAFF INCORPORATED                               3.4%
COMPUWARE CORPORATION                                  3.1%
KEANE INCORPORATED                                     2.7%
INFORMATION MANAGEMENT RESOURCES, INCORPORATED         2.5%
PACIFIC GATEWAY EXCHANGE                               2.1%
CENTOCOR, INCORPORATED                                 2.0%
CHARLES SCHWAB CORPORATION                             1.9%
HA-LO INDUSTRIES, INCORPORATED                         1.8%
CHANCELLOR MEDIA CORPORATION                           1.8%

STRATEGIC OUTLOOK
  The global situation has caused uncertainty in domestic markets, and investors have felt more comfortable with large capitalization, moderate growth stocks, than aggressive, high growth stocks. The lack of popularity has contributed to the Fund's underperformance, however we feel that the Fed's recent reduction in interest rates may signal a change in investor psychology. Lower rates indicate a good environment for all companies, not just large corporations. By shifting the portfolio into mid-cap stocks, we will take advantage of the growth that we anticipate as a result of the drop in interest rates, and the potential for additional cuts in November or December. We believe that the fundamentals continue to look good, and we see opportunity in the current environment.
  It may be difficult to completely avoid international exposure in today's global marketplace, however we will

Strategic Growth Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

attempt to avoid companies with exposure to foreign economies. We have increased our focus on domestic companies in the healthcare, information technology, and telecommunications sectors and will continue to do so until foreign markets stabilize. We will continue to search out companies with a solid earnings outlook.

1 Performance shown for the Class A shares of the Stagecoach Strategic Growth
  Fund reflects performance of the Class A shares of the Overland Express Strategic Growth Fund (the accounting survivor of a merger of the Funds on December 12, 1997). Performance shown or advertised for the Class C shares of the Stagecoach Fund for the period from July 1, 1993, to December 12, 1997, reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares. Performance shown or advertised for the Class B shares of the Stagecoach Fund reflects performance of the Class D shares of the Overland Fund. For period prior to July 1, 1993, Class B share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales chares and expenses of the Class B shares.

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results. There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

2 For Class A shares, the maximum front-end sales charge is 5.25%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and Class C share performance with sales charge assumes the sales charge for the corresponding time period.

3 The accompanying chart compares the performance of the Stagecoach Strategic
  Growth Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.25%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                      Balanced Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 56.30%
             AUTOMOBILE & RELATED - 1.54%
     10,600  Chrysler Corporation                                            $    350,495  $     507,475
      6,600  Eaton Corporation                                                    598,097        413,738
      6,000  Ford Motor Company                                                   120,918        281,625
                                                                             ------------  --------------
                                                                             $  1,069,510  $   1,202,838

             CAPITAL GOODS - 5.32%
     15,000  Ameritech Corporation                                           $    733,613  $     710,625
      7,500  General Electric Company                                             143,588        596,718
     12,000  Lancaster Colony Corporation                                         307,666        369,000
     12,000  Maytag Corporation                                                   323,528        573,000
     14,200  New Century Energies Incorporated                                    683,629        691,362
     24,900  Waste Management Incorporated                                        914,303      1,196,755
                                                                             ------------  --------------
                                                                             $  3,106,327  $   4,137,460

             COMPUTER SYSTEMS - 2.30%
     14,000  International Business Machines Corporation                     $    741,405  $   1,792,000

             CONSUMER - DISCRETIONARY - 2.30%
     13,900  Consolidated Stores Corporation+                                $    350,548  $     272,788
      7,600  DuPont (E.I.) de Nemours and Company                                 576,791        426,550
     80,000  Food Lion Incorporated Class B                                       767,182        780,000
     19,100  Toys R Us Incorporated+                                              569,474        309,180
                                                                             ------------  --------------
                                                                             $  2,263,995  $   1,788,518

             ELECTRICAL EQUIPMENT - 0.48%
     15,000  Seagate Technology Incorporated+                                $    331,155  $     375,938

             ENERGY & RELATED - 8.52%
     18,000  Atlantic Richfield Corporation                                  $  1,063,166  $   1,276,875
      9,500  Cabot Corporation                                                    348,739        236,905
     10,000  Mobil Corporation                                                    426,878        759,375
     11,000  Phillips Petroleum Company                                           518,887        496,375
      9,000  Royal Dutch Petroleum Company                                        228,733        428,625

Balanced Fund                      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     20,000  Texaco Incorporated                                             $    725,369  $   1,253,750
     11,000  Transocean Offshore Incorporated                                     350,780        381,562
     16,000  USX - Marathon Group                                                 583,707        567,000
     44,700  Valero Energy Corporation                                            952,427        888,413
     12,000  Williams Companies Incorporated                                      321,711        345,000
                                                                             ------------  --------------
                                                                             $  5,520,397  $   6,633,880

             FINANCE & RELATED - 16.85%
     19,500  American Bankers Insurance Group                                $    220,016  $     828,750
     10,000  BankAmerica Corporation                                              242,441        601,250
     20,800  Chase Manhattan Corporation                                          358,200        899,600
     16,500  CIGNA Corporation                                                  1,036,732      1,091,063
      9,600  First Chicago NBD Corporation                                        860,531        657,600
     17,500  First Union Corporation                                            1,065,878        895,781
     31,000  Fremont General Corporation                                          682,942      1,488,000
     34,800  Hartford Financial Services Group                                  1,567,130      1,650,825
     20,000  Providian Financial Corporation                                      194,784      1,696,250
     11,900  Safeco Corporation                                                   548,888        496,081
     16,000  Simon Property Group Incorporated                                    538,672        476,000
     19,100  SLM Holding Corporation                                              867,385        619,556
     18,000  Citigroup Incorporated+                                              233,104        675,000
     30,750  Washington Mutual Incorporated                                     1,398,243      1,037,813
                                                                             ------------  --------------
                                                                             $  9,814,946  $  13,113,569

             FOOD & RELATED - 3.02%
     25,000  American Stores Company                                         $    523,405  $     804,688
     33,600  Philip Morris Companies Incorporated                                 627,548      1,547,700
                                                                             ------------  --------------
                                                                             $  1,150,953  $   2,352,388

             GENERAL BUSINESS & RELATED - 0.91%
     15,900  Allegheny Teledyne Incorporated                                 $    401,925  $     283,219
     31,200  Corrections Corporation of America+                                  638,313        423,150
                                                                             ------------  --------------
                                                                             $  1,040,238  $     706,369

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                      Balanced Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MANUFACTURING PROCESSING - 5.55%
      6,626  Aluminum Company of America                                     $    364,696  $     470,446
     11,200  Fort James Corporation                                               365,195        367,500
      8,000  Magna International Incorporated Class A                             595,340        465,000
     30,000  Montana Power Company                                              1,060,771      1,340,625
     17,200  Owens-Illinois Incorporated+                                         494,703        430,000
     16,100  TECO Energy Incorporated                                             391,391        459,856
     20,250  Tidewater Incorporated                                               879,824        420,188
     20,000  United Dominion Industries Limited                                   481,314        362,500
                                                                             ------------  --------------
                                                                             $  4,633,234  $   4,316,115

             PHARMACEUTICALS - 0.97%
     15,000  Pharmacia and Upjohn Incorporated                               $    397,019  $     752,813

             RETAIL & RELATED - 1.10%
     18,000  Costco Companies Incorporated+                                  $    283,122  $     852,750

             TELECOMMUNICATIONS - 2.50%
     11,800  Bell Atlantic Corporation                                       $    566,811  $     571,563
     25,000  GTE Corporation                                                      827,406      1,375,000
                                                                             ------------  --------------
                                                                             $  1,394,217  $   1,946,563

             UTILITIES - 4.94%
     35,000  Cinergy Corporation                                             $  1,087,820  $   1,338,750
     10,000  Duke Energy Corporation                                              470,340        661,875
     12,300  Northern States Power Company                                        334,376        345,169
     35,000  Southern Company                                                     823,416      1,030,313
     10,000  Texas Utilities Company                                              439,824        465,625
                                                                             ------------  --------------
                                                                             $  3,155,776  $   3,841,732
             TOTAL COMMON STOCKS                                             $ 34,902,294  $  43,812,933

Balanced Fund                      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 19.69%
             BANK & FINANCE - 6.01%
$ 1,500,000  American Telephone & Telegraph Capital
               Corporation                                        6.60 %         05/15/05  $   1,582,500
  1,000,000  Associates Corporation of America                    6.32           02/28/00      1,018,750
  1,000,000  General Motors Acceptance Corporation                6.88           07/15/01      1,047,500
  1,000,000  Lehman Brothers Holding                              7.38           05/15/04      1,026,250
                                                                                           --------------
                                                                                           $   4,675,000

             CONSUMER PRODUCTS - 1.31%
$ 1,000,000  Time Warner Incorporated                             6.88 %         06/15/18  $   1,018,750

             INDUSTRIALS - 8.29%
$ 1,500,000  BP America Incorporated                              9.38 %         11/01/00  $   1,635,000
  1,000,000  Chrysler Corporation                                 7.40         08/01/2097      1,101,130
  1,000,000  News America Incorporated                            6.70           05/21/04      1,051,250
  1,000,000  Noram Energy Corporation                             6.50           02/01/08      1,055,000
  1,000,000  Raytheon Company                                     7.20           08/15/27      1,096,250
    500,000  Raytheon Corporation MTN                             5.95           03/15/01        510,625
                                                                                           --------------
                                                                                           $   6,449,255

             MISCELLANEOUS BONDS - 2.70%
$ 1,000,000  EOP Operating LP                                     6.38 %         02/15/03  $   1,016,250
  1,000,000  RJR Nabisco Incorporated                             8.25           07/01/04      1,073,750
                                                                                           --------------
                                                                                           $   2,090,000

             TRANSPORTATION - 1.40%
$ 1,000,000  Union Pacific Company                                7.25 %         11/01/08  $   1,091,250
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  15,324,255
             (Cost $14,653,250)

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                      Balanced Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES - 8.58%
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.53%
$    31,722  FHLMC #220009                                        8.25 %         08/01/01  $      32,356
    171,322  FHLMC #291786                                        8.50           01/01/09        177,892
     75,820  FHLMC #303407                                        8.50           12/01/02         77,700
    111,427  FHLMC #546103                                       10.50           08/01/19        122,178
                                                                                           --------------
                                                                                           $     410,126

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.05%
$   376,013  FNMA #190526                                         6.00 %         01/01/01  $     377,193
    387,255  FNMA #190588                                         6.50           01/01/09        396,193
  3,160,549  FNMA #407932                                         7.00           12/01/27      3,249,329
    152,658  FNMA #57843                                          8.00           06/01/08        159,251
      7,605  FNMA #75336                                          9.50           02/01/09          8,049
     73,262  FNMA #83785                                          8.00           08/01/18         77,028
  2,000,000  FNMA TBA                                             6.00           10/01/28      1,997,500
                                                                                           --------------
                                                                                           $   6,264,543
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $   6,674,669
             (Cost $6,528,245)

             U.S. TREASURY SECURITIES - 12.75%
             U.S. TREASURY BONDS - 7.06%
$ 1,000,000  U.S. Treasury Bonds                                  5.63 %         02/15/06  $   1,078,280
  1,500,000  U.S. Treasury Bonds                                  6.00           02/15/26      1,678,125
  2,000,000  U.S. Treasury Bonds                                  8.13           08/15/19      2,739,680
                                                                                           --------------
                                                                                           $   5,496,085

Balanced Fund                      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
             U.S. TREASURY NOTES - 5.69%
$ 1,000,000  U.S. Treasury Notes                                  6.13 %         08/15/07  $   1,119,370
    500,000  U.S. Treasury Notes                                  6.25           02/15/03        537,655
  1,000,000  U.S. Treasury Notes                                  6.50           08/15/05      1,124,060
  1,000,000  U.S. Treasury Notes                                  6.63           06/30/01      1,057,190
    500,000  U.S. Treasury Notes                                  7.50           02/15/05        584,845
                                                                                           --------------
                                                                                           $   4,423,120
             TOTAL U.S. TREASURY SECURITIES                                                $   9,919,205
             (Cost $9,233,439)

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                      Balanced Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 4.17%
             REPURCHASE AGREEMENTS - 4.17%
$ 1,374,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %         10/01/98  $   1,374,000
  1,873,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30           10/01/98      1,873,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   3,247,000
             (Cost $3,247,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $68,564,228)* (Notes 1 and 3)                     101.49%               $  78,978,062
              Other Assets and Liabilities, Net                        (1.49)                  (1,155,689 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  77,822,373
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   13,659,579
Gross Unrealized Depreciation       (3,245,745)
                                --------------
NET UNREALIZED APPRECIATION     $   10,413,834
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

Diversified Equity Income Fund     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 91.52%
             AUTOMOBILE & RELATED - 7.06%
    100,000  Dana Corporation                                                $  3,277,756  $   3,731,250
     90,000  Eaton Corporation                                                  7,770,742      5,641,875
     60,000  Ford Motor Company                                                 1,263,237      2,816,250
    140,000  Genuine Parts Company                                              4,151,116      4,208,750
                                                                             ------------  --------------
                                                                             $ 16,462,851  $  16,398,125

             CAPITAL GOODS - 6.40%
     25,000  General Electric Company                                        $    808,718  $   1,989,063
    135,000  Harris Corporation                                                 5,516,932      4,320,000
    105,000  New Century Energies Incorporated                                  4,901,955      5,112,187
     98,000  USEC Incorporated+                                                 1,396,500      1,512,875
     40,000  Waste Management Incorporated                                      1,283,572      1,922,500
                                                                             ------------  --------------
                                                                             $ 13,907,677  $  14,856,625

             CONSUMER - DISCRETIONARY - 2.71%
     65,000  Consolidated Stores Corporation+                                $  1,497,650  $   1,275,625
     65,000  DuPont (E.I.) de Nemours and Company                               3,674,232      3,648,125
     25,000  Estee Lauder Automatic Common Exchange Securities Trust,
               "TRACES"                                                         1,521,875      1,375,000
                                                                             ------------  --------------
                                                                             $  6,693,757  $   6,298,750

             ENERGY & RELATED - 10.36%
     95,000  Atlantic Richfield Corporation                                  $  5,825,087  $   6,739,062
     65,000  Phillips Petroleum Company                                         3,039,013      2,933,125
     46,000  Royal Dutch Petroleum Company                                      1,158,636      2,190,750
     90,000  Texaco Incorporated                                                4,959,163      5,641,875
    120,000  USX - Marathon Group                                               3,962,745      4,252,500
     80,000  Williams Companies Incorporated                                    1,877,075      2,300,000
                                                                             ------------  --------------
                                                                             $ 20,821,719  $  24,057,312

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998     Diversified Equity Income Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             FINANCE & RELATED - 23.19%
     95,000  Banc One Corporation                                            $  4,397,375  $   4,049,375
     42,000  Bankers Trust N Y Corporation                                      3,229,548      2,478,000
     65,000  Charles E. Smith Residential Realty Incorporated                   1,763,550      1,974,375
    100,000  Chase Manhattan Corporation                                        4,955,150      4,325,000
     85,000  CIGNA Corporation                                                  4,974,456      5,620,625
    110,000  Duke Realty Investments Incorporated                               2,459,100      2,550,625
     40,000  Equity Residential Properties Trust                                1,639,900      1,687,500
     84,000  Hartford Financial Services Group                                  3,783,638      3,984,750
     73,000  Highwoods Properties Incorporated                                  2,378,805      2,025,750
     85,000  Indymac Mortgage Holdings Incorporated                             1,715,549      1,721,250
    120,000  Kilroy Realty Corporation                                          2,786,417      2,760,000
     50,000  Post Properties Incorporated                                       1,793,713      1,928,125
     85,000  Prologis Trust                                                     1,531,612      1,923,125
     70,000  Simon Property Group Incorporated                                  2,303,355      2,082,500
    120,000  SLM Holding Corporation                                            4,694,200      3,892,500
     78,000  Spieker Properties Incorporated                                    2,234,106      2,866,500
    105,000  St Paul Companies Incorporated                                     3,562,414      3,412,500
    135,000  Washington Mutual Incorporated                                     5,696,251      4,556,250
                                                                             ------------  --------------
                                                                             $ 55,899,139  $  53,838,750

             FOOD & RELATED - 4.99%
    145,000  American Stores Company                                         $  3,379,488  $   4,667,188
    150,000  Philip Morris Companies Incorporated                               4,396,198      6,909,375
                                                                             ------------  --------------
                                                                             $  7,775,686  $  11,576,563

             GENERAL BUSINESS & RELATED - 10.89%
    325,000  Allegheny Teledyne Incorporated                                 $  7,846,904  $   5,789,062
    105,000  Arden Realty Group Incorporated                                    2,885,588      2,342,812
    150,000  Fremont General Corporation                                        4,500,660      7,200,000
    175,000  Household International Incorporated                               3,823,462      6,562,500
     40,000  Loews Corporation                                                  3,327,449      3,375,000
                                                                             ------------  --------------
                                                                             $ 22,384,063  $  25,269,374

Diversified Equity Income Fund     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             HEALTHCARE - 1.69%
     75,000  American Home Products Corporation                              $  1,618,505  $   3,928,125

             INTERNATIONAL STOCKS - 1.20%
     52,000  Philips Electronics NV (Netherlands)                            $  3,036,365  $   2,775,500

             MANUFACTURING - PROCESSING - 6.46%
     38,000  Baxter International Incorporated                               $  1,517,395  $   2,261,000
     90,000  El Paso Energy Corporation                                         1,518,182      2,919,375
     70,000  Hercules Incorporated                                              3,203,148      2,104,375
    100,000  Kimberly-Clark Corporation                                         4,645,439      4,050,000
     50,000  Northrop Grumman Corporation                                       5,403,501      3,650,000
                                                                             ------------  --------------
                                                                             $ 16,287,665  $  14,984,750

             RETAIL & RELATED - 0.86%
     45,000  Sears Roebuck & Company                                         $  2,218,950  $   1,988,438

             TELECOMMUNICATIONS - 1.78%
     75,000  GTE Corporation                                                 $  4,370,423  $   4,125,000

             TRANSPORTATION - 2.35%
    130,000  CSX Corporation                                                 $  6,809,637  $   5,468,125

             UTILITIES - 11.58%
    160,000  Alltel Corporation                                              $  4,572,257  $   7,580,000
     97,000  Duke Energy Corporation                                            4,395,371      6,420,187
    120,000  Sonat Incorporated                                                 4,967,828      3,585,000
    205,000  Southern Company                                                   4,503,500      6,034,688
     70,000  Texas Utilities Company                                            2,844,825      3,259,375
                                                                             ------------  --------------
                                                                             $ 21,283,781  $  26,879,250

             TOTAL COMMON STOCKS                                             $199,570,218  $ 212,444,687

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998     Diversified Equity Income Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             CONVERTIBLE PREFERRED STOCKS - 2.10%
     34,500  Amerus Life Holding Preferred                                   $  1,068,881  $     836,625
     33,700  Texas Utilities Company                                            1,685,000      1,895,625
     47,700  Union Pacific Capital Trust                                        2,385,000      2,146,500
                                                                             ------------  --------------
             TOTAL PREFERRED STOCKS                                          $  5,138,881  $   4,878,750

Diversified Equity Income Fund     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 4.10%
$ 9,000,000  U.S. Treasury Notes                                  5.75 %        04/30/03   $   9,525,960
             (Cost $9,073,828)

             SHORT-TERM INSTRUMENTS - 2.43%
             REPURCHASE AGREEMENTS - 2.43%
$ 4,789,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $   4,789,000
    854,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98         854,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   5,643,000
             (Cost $5,643,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $219,425,927)* (Notes 1 and 3)                    100.15%               $  232,492,397
              Other Assets and Liabilities, Net                        (0.15)                     (352,738)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  232,139,659
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   31,945,049
Gross Unrealized Depreciation      (18,878,579)
                                --------------
NET UNREALIZED APPRECIATION     $   13,066,470
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 99.18%
             AEROSPACE - 0.75%
     66,079  Boeing Company                                                  $  1,021,188  $   2,267,336
     12,830  Lockheed Martin Corporation                                          460,855      1,293,424
     12,874  Rockwell International Corporation                                   289,406        465,073
                                                                             ------------  --------------
                                                                             $  1,771,449  $   4,025,833

             AUTOMOBILE & RELATED - 1.15%
     42,191  Chrysler Corporation                                            $    704,993  $   2,019,894
     10,769  Dana Corporation                                                     226,420        401,818
     79,386  Ford Motor Company                                                 1,248,862      3,726,180
                                                                             ------------  --------------
                                                                             $  2,180,275  $   6,147,892

             BEVERAGE BREWING AND DISTRIBUTION - 2.27%
    161,552  Coca-Cola Company                                               $  1,828,522  $   9,309,434
     97,570  Pepsico Incorporated                                                 989,732      2,872,217
                                                                             ------------  --------------
                                                                             $  2,818,254  $  12,181,651

             CAPITAL GOODS - 10.08%
      9,434  Advanced Micro Devices+                                         $    195,893  $     175,119
     12,482  American Electric Power Incorporated                                 366,367        609,278
     72,004  Ameritech Corporation                                              1,010,189      3,411,189
     14,395  AMP Incorporated                                                     400,193        514,621
      5,760  Andrew Corporation+                                                   18,468         76,320
      8,670  Apple Computer Incorporated+                                         328,453        330,544
     24,004  Applied Materials Incorporated+                                      337,519        606,101
      3,100  Autodesk Incorporated                                                 62,468         81,375
      6,176  Black & Decker Corporation                                           138,264        257,076
      1,552  Briggs & Stratton Corporation                                         30,269         63,826
     12,058  Browning-Ferris Industries Incorporated                              334,018        364,754
      4,954  Case Corporation                                                     219,390        107,749
     24,012  Caterpillar Incorporated                                             330,012      1,070,035
    101,789  Cisco Systems Incorporated+                                        1,288,066      6,291,833
     35,719  Computer Associates International Incorporated                       212,947      1,321,603

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,172  Computer Sciences Corporation                                   $    190,140  $     554,374
      7,944  Cooper Industries Incorporated                                       303,085        323,718
      3,240  Data General Corporation+                                             74,662         35,235
     16,191  Deere & Company                                                      269,490        489,778
     14,608  Dover Corporation                                                    128,840        451,022
      3,026  EG & G Incorporated                                                   57,586         68,463
     32,158  Electronic Data Systems Corporation                                1,307,265      1,067,244
     28,964  Emerson Electric Company                                             637,393      1,803,009
      5,426  Fluor Corporation                                                    148,677        222,805
      2,732  Foster Wheeler Corporation                                            63,485         37,565
     11,919  Freeport McMoran Copper & Gold Incorporated Class B                  327,338        141,538
     10,169  Gateway 2000 Incorporated+                                           590,048        530,059
      8,256  General Dynamics Corporation                                          95,556        414,348
    213,141  General Electric Company                                           3,518,821     16,958,031
      2,868  General Signal Corporation                                            80,772         97,333
      3,166  Harnischfeger Industries Incorporated                                 79,665         35,617
      5,216  Harris Corporation                                                    98,531        166,912
     28,090  HBO & Company                                                        666,808        811,099
     16,328  Illinois Tool Works Incorporated                                     230,831        889,876
     10,632  IMS Health Incorporated                                              291,695        658,519
     10,801  Ingersoll-Rand Company                                               155,918        409,763
      8,900  Interpublic Group Companies Incorporated                             230,948        480,044
      5,681  KLA Instruments Corporation+                                         426,293        141,315
      6,168  Maytag Corporation                                                   132,755        294,522
     26,513  Minnesota Mining & Manufacturing Company                             983,312      1,953,677
     10,792  National Semiconductor Corporation+                                  175,835        104,548
      4,597  Navistar International+                                              126,245        104,007
     23,068  Novell Incorporated+                                                 552,803        282,583
     10,912  Omnicom Group                                                        429,131        491,040
     17,228  Parametric Technology Corporation+                                   356,188        173,357
      7,304  Parker Hannifin Corporation                                          105,935        216,837
      3,171  Perkin-Elmer Corporation                                             126,166        217,808
     17,852  Pitney Bowes Incorporated                                            228,995        974,050
     22,166  Raytheon Company Class B                                             696,894      1,195,579

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,196  Scientific-Atlanta Incorporated                                 $     32,602  $     109,765
     12,546  Silicon Graphics Incorporated+                                       400,299        117,619
      3,859  Snap-On Incorporated                                                  87,726        118,905
     24,800  Sun Microsystems Incorporated+                                       199,674      1,235,350
      3,285  Tektronix Incorporated                                                68,145         50,917
     12,689  Tellabs Incorporated+                                                335,910        505,181
     25,520  Texas Instruments Incorporated                                       379,838      1,346,180
      3,643  Thomas & Betts Corporation                                           118,540        138,662
      4,076  Timken Company                                                        60,670         61,649
      4,100  Tupperware Corporation                                                65,028         48,175
      6,384  W W Grainger Incorporated                                            113,968        268,926
     36,946  Waste Management Incorporated                                      1,682,106      1,775,717
      7,272  Willamette Industries Incorporated                                   248,935        208,616
                                                                             ------------  --------------
                                                                             $ 22,954,063  $  54,062,760

             COMPUTER SOFTWARE - 4.45%
     28,726  First Data Corporation                                          $    835,090  $     675,061
     67,748  Hewlett Packard Company                                            1,171,976      3,586,410
    161,206  Microsoft Corporation+                                             2,763,315     17,742,735
     63,749  Oracle Systems Corporation+                                          305,180      1,856,690
                                                                             ------------  --------------
                                                                             $  5,075,561  $  23,860,896

             COMPUTER SYSTEMS - 3.33%
     23,275  3Com Corporation+                                               $  1,090,158  $     699,705
    108,164  Compaq Computer Corporation                                          778,980      3,420,686
     61,085  International Business Machines Corporation                        3,750,497      7,818,880
     85,866  Lucent Technologies Incorporated                                   1,615,375      5,930,121
                                                                             ------------  --------------
                                                                             $  7,235,010  $  17,869,392

             CONSUMER - BASIC - 4.25%
      4,350  Allergan Incorporated                                           $    115,250  $     253,931
      5,703  ALZA Corporation+                                                    156,741        247,368
      3,668  Bausch & Lomb Incorporated                                           110,743        144,427
     16,032  Becton Dickinson & Company                                           136,918        659,316

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     18,856  Bestfoods                                                       $    280,813  $     913,337
      7,350  Biomet Incorporated                                                   70,989        254,953
     29,728  Campbell Soup Company                                                353,402      1,491,974
      6,772  Clorox Company                                                       130,974        558,690
     19,346  Colgate-Palmolive Company                                            367,920      1,325,201
     31,390  ConAgra Incorporated                                                 355,299        845,568
     15,172  Corning Incorporated                                                 309,181        446,626
     25,188  CVS Corporation                                                      543,135      1,103,549
     10,402  General Mills Incorporated                                           341,448        728,140
      2,543  Great Atlantic & Pacific Tea Company                                  91,312         61,668
      9,322  Hershey Foods Corporation                                            162,192        637,974
     10,978  Humana Incorporated+                                                 306,879        179,765
     26,770  Kellogg Company                                                      503,252        881,737
     16,740  Kroger Company+                                                      138,978        837,000
      4,854  Mallinckrodt Incorporated                                            100,303         98,597
      2,900  Millipore Corporation                                                 54,655         55,281
     15,968  Pioneer Hi Bred International Incorporated                           279,199        419,160
      9,080  Quaker Oats Company                                                  218,554        535,720
     20,710  Ralston-Purina Group                                                 258,802        605,767
     30,576  Sara Lee Corporation                                                 501,872      1,651,104
     47,972  Schering-Plough Corporation                                          476,729      4,968,100
      1,762  Shared Medical System Corporation                                     54,681         93,716
      5,453  St Jude Medical Incorporated+                                        136,868        126,101
      7,904  Supervalu Incorporated                                               105,633        184,262
     22,084  Sysco Corporation                                                    163,556        520,354
     12,665  United Healthcare Corporation                                        595,627        443,275
      5,050  United States Surgical                                               415,311        210,522
     12,140  UST Incorporated                                                     186,744        358,889
      9,736  Winn-Dixie Stores Incorporated                                       161,282        362,058
      7,610  Wm. Wrigley Jr Company                                               124,549        577,884
                                                                             ------------  --------------
                                                                             $  8,309,791  $  22,782,014

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             CONSUMER - DISCRETIONARY - 6.38%
      4,414  Adobe Systems Incorporated                                      $    204,685  $     153,111
      2,359  Adolph Coors Company Class B                                          48,197        108,367
      3,768  Alberto-Culver Company Class B                                        34,307         88,077
     36,956  Allied Signal Incorporated                                           451,985      1,307,319
     11,898  AMR Corporation+                                                     404,031        659,595
      9,943  AutoZone Incorporated+                                               271,310        244,846
     17,216  Avon Products Incorporated                                           170,810        483,124
     12,764  Boston Scientific Corporation+                                       359,225        655,751
      4,458  Brown-Forman Corporation Class B                                      97,657        267,480
      6,469  Brunswick Corporation                                                118,600         83,693
     55,679  Cendant Corporation+                                               1,326,872        647,268
      4,796  Ceridian Corporation+                                                149,612        275,171
      6,500  Circuit City Stores Incorporated                                      98,498        216,531
      7,088  Consolidated Stores Corporation+                                     309,424        139,102
      5,250  Cooper Tire & Rubber Company                                          67,508         94,500
      2,484  Cummins Engine Company Incorporated                                   85,327         73,899
      7,018  Dillards Incorporated Class A                                        163,269        198,697
     11,778  Dollar General Corporation                                           430,635        313,589
     73,822  DuPont (E.I.) de Nemours and Company                               1,622,521      4,143,260
     13,753  Federated Department Stores Incorporated+                            375,092        500,265
      4,719  Fruit of the Loom Incorporated Class A+                              128,958         71,080
     43,714  General Motors Corporation                                         1,735,247      2,390,609
     11,680  Genuine Parts Company                                                211,739        351,130
     73,486  Gillette Company                                                   1,083,740      2,810,840
     10,276  Goodyear Tire & Rubber Company                                       292,063        527,930
      4,626  Harcourt General Incorporated                                        111,313        223,783
      6,712  Harrah's Entertainment Incorporated+                                  48,624         89,354
     16,193  Hilton Hotels Corporation                                            201,800        276,293
      7,063  International Flavors & Fragrances Incorporated                      154,961        233,079
     16,405  J C Penney Company Incorporated                                      512,952        737,200
     31,960  K Mart Corporation+                                                  607,391        381,523
      4,800  King World Productions+                                               55,715        125,400
     10,298  Kohls Corporation+                                                   587,814        401,622
     14,902  Limited Incorporated                                                 317,454        326,913

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,292  Liz Claiborne Incorporated                                      $    129,728  $     112,397
      2,590  Longs Drug Stores Corporation                                         45,538        104,086
     16,708  Marriott International                                               200,636        398,904
     19,182  Mattel Incorporated                                                  221,142        537,096
     11,792  Mirage Resorts Incorporated+                                         321,060        197,516
     10,400  Newell Company                                                       170,789        479,050
     18,800  Nike Incorporated Class B                                            162,842        692,075
     10,000  Nordstrom Incorporated                                               157,893        247,500
      5,070  PACCAR Incorporated                                                   85,119        208,821
      4,250  Pep Boys-Manny Moe & Jack                                             73,472         56,844
      2,909  Polaroid Corporation                                                 101,234         71,452
      3,804  Reebok International Limited+                                         85,915         51,592
      9,804  Rubbermaid Incorporated                                              192,490        234,683
      2,370  Russell Corporation                                                   50,904         62,213
     22,624  Seagram Company Limited                                              480,401        649,026
     16,802  Service Corporation International                                    214,463        535,564
      1,265  Springs Industries Incorporated Class A                               43,585         43,959
      6,618  Tandy Corporation                                                    137,163        354,063
     20,940  TJX Companies Incorporated                                           126,780        372,994
     18,250  Toys R Us Incorporated+                                              417,170        295,422
     10,013  Tricon Global Restaurants Incorporated+                               86,730        390,507
      8,036  TRW Incorporated                                                     211,852        356,598
      6,610  USAir Group Incorporated+                                            251,924        334,631
      8,998  Venator Group Incorporated+                                          229,147         78,170
      7,932  VF Corporation                                                       161,608        294,476
     23,311  Viacom Incorporated Class B+                                         823,262      1,352,038
     53,608  Warner Lambert Company                                               456,364      4,047,404
      4,954  Whirlpool Corporation                                                199,032        232,838
     21,432  Xerox Corporation                                                    549,668      1,816,362
                                                                             ------------  --------------
                                                                             $ 19,227,247  $  34,208,682

             ELECTRICAL EQUIPMENT - 0.07%
     15,896  Seagate Technology Incorporated+                                $    456,186  $     398,393

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENERGY & RELATED - 7.79%
      5,953  Amerada Hess Corporation                                        $    235,993  $     343,414
     62,780  Amoco Corporation                                                  1,399,184      3,382,272
      4,950  Ashland Incorporated                                                 185,911        228,937
     21,040  Atlantic Richfield Corporation                                       960,860      1,492,525
     20,798  Baker Hughes Incorporated                                            353,843        435,458
     11,636  Burlington Resources Incorporated                                    465,969        434,895
     42,746  Chevron Corporation                                                1,376,420      3,593,336
      1,364  Eastern Enterprises                                                   37,920         57,458
      5,206  Eastman Chemical Company                                             216,584        262,578
    160,051  Exxon Corporation                                                  3,924,259     11,233,580
     11,837  FPL Group Incorporated                                               397,429        824,891
     28,671  Halliburton Company                                                  523,341        818,915
      3,400  Helmerich & Payne Incorporated                                        43,655         71,400
      3,083  Kerr-McGee Corporation                                               121,682        140,276
     51,080  Mobil Corporation                                                  1,417,210      3,878,888
      7,072  Oryx Energy Company+                                                 186,136         91,493
      3,167  Pennzoil Company                                                     210,351        111,043
     17,119  Phillips Petroleum Company                                           344,023        772,495
      5,839  Rowan Companies Incorporated+                                         48,452         65,324
    140,284  Royal Dutch Petroleum Company                                      2,440,778      6,681,025
     35,630  Schlumberger Limited                                                 943,920      1,792,634
      6,624  Sigma-Aldrich Corporation                                            126,933        191,268
      6,132  Sun Company Incorporated                                             211,886        196,224
     35,414  Texaco Incorporated                                                  904,196      2,220,015
     10,482  Thermo Electron Corporation+                                         425,683        157,885
     16,595  Union Pacific Resources Group Incorporated                           325,938        204,326
     15,760  Unocal Corporation                                                   340,795        571,300
     18,922  USX - Marathon Group                                                 450,576        670,548
     27,583  Williams Companies Incorporated                                      365,671        793,011
      4,997  W.R. Grace & Company                                                  60,499         62,150
                                                                             ------------  --------------
                                                                             $ 19,046,097  $  41,779,564

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT & LEISURE - 0.87%
     33,202  Tele-Communication Incorporated Class A+                        $    440,473  $   1,299,028
    133,782  Walt Disney Company                                                1,522,040      3,386,357
                                                                             ------------  --------------
                                                                             $  1,962,513  $   4,685,385

             FINANCE & RELATED - 13.78%
      9,486  Aetna Incorporated                                              $    777,948  $     659,277
     54,912  Allstate Corporation                                                 633,235      2,289,144
     30,172  American Express Corporation                                         836,246      2,342,102
     22,677  Associates First Capital Corporation                                 809,938      1,479,674
     45,888  Banc One Corporation                                               1,567,560      1,955,976
     49,148  Bank of New York Incorporated                                        440,568      1,345,427
     44,712  BankAmerica Corporation                                              883,800      2,688,309
     19,250  BankBoston Corporation                                               336,331        635,250
      6,430  Bankers Trust N Y Corporation                                        416,126        379,370
     18,476  BB&T Corporation                                                     599,803        553,125
      7,409  Bear Stearns & Company Incorporated                                  421,141        229,216
      4,286  Capital One Financial Corporation                                    531,336        443,601
     17,465  Charles Schwab Corporation                                           467,165        687,684
     55,860  Chase Manhattan Corporation                                        1,039,865      2,415,945
     11,048  Chubb Corporation                                                    292,842        696,024
     14,047  CIGNA Corporation                                                    307,392        928,858
     29,532  Citicorp                                                           1,148,880      2,744,630
     10,282  Comerica Incorporated                                                259,292        563,582
     20,322  Conseco Incorporated                                                 749,151        621,091
      7,065  Countrywide Credit Industries Incorporated                           235,908        294,081
     44,400  Federal Home Loan Mortgage Corporation                               533,908      2,195,025
     67,822  Federal National Mortgage Association                                712,414      4,357,564
     18,813  First Chicago NBD Corporation                                        430,890      1,288,691
     63,373  First Union Corporation                                            1,367,908      3,243,905
     18,590  Fleet Financial Group Incorporated                                   648,364      1,365,203
     16,514  Franklin Resources Incorporated                                      883,161        495,420
      4,963  General Re Corporation                                               391,610      1,007,489
      3,750  Golden West Financial                                                102,631        306,797
      9,826  Guidant Corporation                                                  286,354        729,580

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,149  H F Ahmanson & Company                                          $    182,939  $     396,770
      6,894  H&R Block Incorporated                                               143,313        285,239
     15,438  Hartford Financial Services Group                                    209,183        732,340
     32,022  Household International Incorporated                                 366,588      1,200,825
      6,954  Jefferson-Pilot Corporation                                           94,383        420,717
     11,628  JP Morgan & Company Incorporated                                     579,198        984,020
     28,844  KeyCorp                                                              472,685        832,871
      7,737  Lehman Brothers Holdings                                             423,410        218,570
      6,580  Lincoln National Corporation                                         214,370        541,205
     16,748  Marsh & McLennan Companies Incorporated                              468,569        833,213
      6,348  MBIA Incorporated                                                    339,397        340,808
     32,843  MBNA Corporation                                                     138,440        940,131
     17,008  Mellon Bank Corporation                                              312,903        936,503
      9,620  Mercantile Bancorporation                                            539,333        465,368
     22,626  Merrill Lynch & Company Incorporated                                 339,472      1,071,907
      7,428  MGIC Investment Corporation                                          232,511        273,908
      6,000  Moore Corporation Limited                                            144,526         63,375
     39,301  Morgan Stanley Dean Witter Discover                                  969,074      1,692,399
     21,511  National City Corporation                                          1,007,889      1,418,382
     62,723  NationsBank Corporation+                                           1,383,852      3,355,680
      7,337  Northern Trust Corporation                                           508,206        500,750
     49,554  Norwest Corporation                                                  487,128      1,774,653
     19,657  PNC Bank Corporation                                                 539,877        884,565
      6,240  Providian Financial Corporation                                       50,619        529,230
      7,072  Republic New York Corporation                                        207,652        279,344
      9,266  Safeco Corporation                                                   192,486        386,276
     11,173  SLM Holding Corporation                                              547,969        362,424
     15,328  St Paul Companies Incorporated                                       377,036        498,160
     10,556  State Street Corporation                                             539,239        575,962
     11,647  Summit Bancorp                                                       582,277        436,763
     12,791  Sunamerica Incorporated                                              480,384        780,251
     13,800  SunTrust Banks Incorporated                                          206,929        855,600
     17,244  Synovus Financial Corporation                                        372,142        340,569
      9,200  Torchmark Corporation                                                146,088        330,625
      4,165  Transamerica Corporation                                             182,632        441,490
     75,211  Travelers Group Incorporated+                                        935,466      2,820,413

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     48,608  U.S. Bancorp                                                    $    753,303  $   1,728,622
      9,054  UNUM Corporation                                                     259,036        449,871
     13,442  Wachovia Corporation                                                 674,830      1,145,931
     25,366  Washington Mutual Incorporated                                       749,310        856,103
      5,611  Wells Fargo & Company                                                493,874      1,991,905
                                                                             ------------  --------------
                                                                             $ 35,960,285  $  73,915,778

             FOOD & RELATED - 2.65%
     16,088  Albertson's Incorporated                                        $    208,614  $     870,763
     17,930  American Stores Company                                              161,942        577,122
     39,241  Archer-Daniels-Midland Company                                       330,281        657,287
      9,302  Darden Restaurants Incorporated                                       62,533        148,832
     23,889  H J Heinz Company                                                    459,795      1,221,325
     44,966  McDonald's Corporation                                               768,113      2,683,908
    158,914  Philip Morris Companies Incorporated                               2,166,202      7,319,976
     21,229  RJR Nabisco Holdings Corporation                                     561,199        534,705
      8,659  Wendy's International Incorporated                                   115,594        192,122
                                                                             ------------  --------------
                                                                             $  4,834,273  $  14,206,040

             GENERAL BUSINESS & RELATED - 4.80%
     12,872  Allegheny Teledyne Incorporated                                 $    242,701  $     229,282
     16,640  American General Corporation                                         383,582      1,062,880
      4,750  American Greetings Corporation Class A                                89,195        187,922
     68,675  American International Group Incorporated                          1,058,969      5,287,975
     11,016  Aon Corporation                                                      402,379        710,532
     19,708  Automatic Data Processing                                            352,093      1,473,173
     10,542  Cabletron Systems Incorporated+                                      290,305        118,598
     46,962  CBS Corporation                                                    1,114,224      1,138,828
     16,212  Clear Channel Communications Incorporated+                           600,598        770,069
     24,163  Comcast Corporation Class A                                          527,678      1,134,151
      5,296  Deluxe Corporation                                                   188,705        150,605
      6,095  Dow Jones & Company Incorporated                                     237,268        283,417
      9,704  Equifax Incorporated                                                 308,772        346,311
      9,671  FDX Corporation+                                                     338,808        436,404

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     18,598  Gannett Company Incorporated                                    $    423,829  $     996,155
      8,682  Hasbro Incorporated                                                  117,931        256,119
      2,500  Jostens Incorporated                                                  64,784         51,875
      5,176  Knight-Ridder Incorporated                                           140,240        230,332
      7,526  Loews Corporation                                                    420,761        635,006
      6,516  McGraw-Hill Incorporated                                             214,202        516,393
      3,492  Meredith Corporation                                                  30,174        111,744
      8,556  Mortan International Incorporated                                    105,980        187,162
      2,827  National Service Industries Incorporated                              72,260         90,111
     12,506  New York Times Company Class A                                       190,633        343,915
     24,765  Norfolk Southern Corporation                                         343,247        719,733
      8,841  Provident Companies Incorporated                                     321,671        298,384
      9,254  RR Donnelley & Sons Company                                          207,724        325,625
     10,692  Textron Incorporated                                                 191,633        648,202
     39,234  Time Warner Incorporated                                           1,340,154      3,435,427
      5,852  Times Mirror Company Class A                                         154,696        310,887
      8,022  Tribune Company                                                      169,856        403,607
     15,056  United Technologies Corporation                                      419,167      1,150,843
     32,845  US West Incorporated                                                 658,591      1,722,310
                                                                             ------------  --------------
                                                                             $ 11,722,810  $  25,763,977

             HEALTHCARE - 3.90%
     85,864  American Home Products Corporation                              $  1,209,461  $   4,497,127
     42,150  Columbia HCA Healthcare Corporation                                1,097,761        845,634
     27,111  Healthsouth Corporation+                                             580,998        286,360
     72,423  Lilly (Eli) & Company                                              1,105,052      5,671,626
     85,437  Pfizer Incorporated                                                1,173,266      9,050,982
     20,134  Tenet Healthcare Corporation+                                        377,087        578,853
                                                                             ------------  --------------
                                                                             $  5,543,625  $  20,930,582

             INTERNATIONAL STOCKS - 0.48%
     41,860  Unilever NV                                                     $    753,018  $   2,563,925

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MANUFACTURING PROCESSING - 9.86%
      1,874  Aeroquip-Vickers Incorporated                                   $     52,210  $      53,877
     15,284  Air Products & Chemicals Incorporated                                244,293        454,699
     14,930  Alcan Aluminum Limited                                               286,557        349,922
     12,263  Aluminum Company of America                                          416,814        870,672
     16,600  Amgen Incorporated+                                                  602,346      1,254,337
     31,772  Anheuser-Busch Incorporated                                          627,409      1,715,688
      6,370  Apache Corporation                                                   228,889        170,796
      7,263  Armco Incorporated+                                                   64,050         36,315
      2,637  Asarco Incorporated                                                   66,312         50,433
      7,700  Avery Dennison Corporation                                           124,845        336,394
      1,991  Ball Corporation                                                      64,439         70,183
     24,457  Barrick Gold Corporation                                             721,581        489,140
     15,408  Battle Mountain Gold Company                                         131,319         93,411
     18,350  Baxter International Incorporated                                    414,178      1,091,825
      3,544  Bemis Company Incorporated                                            45,356        124,261
      8,521  Bethlehem Steel Corporation+                                         131,532         70,298
      4,791  BF Goodrich Company                                                  138,763        156,606
      3,712  C R Bard Incorporated                                                 84,786        136,880
      8,777  Cardinal Health Incorporated                                         566,281        906,225
     10,893  Cincinnati Financial Corporation                                     507,880        334,960
      2,692  Cincinnati Milacron Inc+                                              60,127         41,558
      8,151  Crown Cork & Seal Company                                            239,976        218,039
      6,293  Cyprus Amax Minerals                                                 164,608         83,382
     82,876  Dell Computer Corporation+                                           369,629      5,449,097
     14,705  Dow Chemical Company                                                 795,209      1,256,358
     11,232  Dun & Bradstreet Corporation                                         208,454        303,264
     21,075  Eastman Kodak Company                                                839,472      1,629,361
      4,688  Eaton Corporation                                                    165,189        293,879
      8,500  Ecolab Incorporated                                                   64,688        241,719
     32,566  EMC Corporation+                                                     373,451      1,862,368
      9,472  Engelhard Corporation                                                 81,683        167,536
     17,238  Fifth Third Bancorp                                                  512,232        991,185
      2,267  FMC Corporation+                                                      82,966        116,892
     14,026  Fort James Corporation                                               530,145        460,228
     11,358  Fortune Brands Incorporated                                          256,742        336,481

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      9,971  Fred Meyer Incorporated+                                        $    483,823  $     387,623
      3,900  Great Lakes Chemical Corporation                                     190,647        151,613
      7,101  HCR Manor Care+                                                      138,514        208,148
      6,206  Hercules Incorporated                                                123,479        186,568
     13,790  Homestake Mining Company                                             194,556        167,204
      8,304  Honeywell Incorporated                                               191,628        531,975
     13,886  Huntington Bancshares Incorporated                                   435,148        348,886
      9,060  IKON Office Solutions                                                186,321         65,119
     10,838  Inco Limited                                                         272,484        111,089
     20,131  International Paper Company                                          559,311        938,608
      7,769  ITT Industries Incorporated                                           90,726        263,175
     87,973  Johnson & Johnson                                                  1,557,541      6,883,887
      5,534  Johnson Controls Incorporated                                         95,134        257,331
     36,488  Kimberly-Clark Corporation                                           611,567      1,477,764
      4,034  McDermott International Incorporated                                 101,594        108,666
      6,818  Mead Corporation                                                     115,125        200,705
     39,190  Monsanto Company                                                     385,659      2,209,336
        495  NACCO Industries Incorporated Class A                                 19,539         49,500
      4,350  Nalco Chemical Company                                               121,422        128,325
     10,230  Newmont Mining Corporation                                           328,207        248,077
      4,419  Northrop Grumman Corporation                                         229,474        322,587
      5,726  Nucor Corporation                                                    106,815        232,619
     24,051  Occidental Petroleum Corporation                                     665,560        517,096
     10,056  Owens-Illinois Incorporated+                                         373,147        251,400
      8,150  Pall Corporation                                                     104,333        180,828
      3,820  Phelps Dodge Corporation                                             117,466        199,356
     16,563  Placer Dome Incorporated                                             257,278        228,776
     11,570  PPG Industries Incorporated                                          295,477        631,288
     10,294  Praxair Incorporated                                                 183,595        336,485
     87,787  Procter & Gamble Company                                           1,491,196      6,227,390
      4,756  Progressive Corporation Ohio                                         519,864        536,239
      5,500  Raychem Corporation                                                  118,180        134,062
     13,974  Regions Financial                                                    492,987        506,557
      4,720  Reynolds Metals Company                                              231,344        239,835
     12,027  Rohm & Haas Company                                                  169,312        334,501
      5,446  Sealed Air Corporation+                                              295,959        173,591

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     15,654  Sempra Energy                                                   $    430,492  $     407,982
     11,372  Sherwin Williams Company                                             108,355        245,919
      6,741  Stone Container Corporation+                                         147,486         58,141
      3,696  Temple-Inland Incorporated                                           128,096        176,946
     11,114  Tenneco                                                              442,385        365,373
     38,136  Tyco International Limited                                         1,459,649      2,107,014
      4,582  Union Camp Corporation                                               189,685        180,416
      8,929  Union Carbide Corporation                                            149,651        385,063
     16,471  Unisys Corporation+                                                  392,247        374,715
      5,690  USX - US Steel Group                                                 156,700        135,849
      6,689  Westvaco Corporation                                                 133,991        160,536
      6,475  Worthington Industries Incorporated                                   78,248         80,937
                                                                             ------------  --------------
                                                                             $ 25,935,808  $  52,873,369

             MEDICAL EQUIPMENT & SUPPLIES - 0.82%
    101,016  Abbott Laboratories                                             $    985,043  $   4,387,882

             PHARMACEUTICALS - 3.46%
     65,098  Bristol-Myers Squibb Company                                    $  1,717,417  $   6,762,055
     78,155  Merck & Company Incorporated                                       2,287,095     10,125,957
     33,267  Pharmacia and Upjohn Incorporated                                  1,052,314      1,669,588
                                                                             ------------  --------------
                                                                             $  5,056,826  $  18,557,600

             RETAIL & RELATED - 3.84%
     14,084  Costco Companies Incorporated+                                  $    286,373  $     667,230
     28,584  Dayton-Hudson Corporation                                            270,766      1,021,878
     25,726  Gap Incorporated                                                     182,847      1,357,047
     96,120  Home Depot Incorporated                                              672,883      3,796,740
     15,110  May Department Stores Company                                        340,508        778,165
     30,708  Medtronic Incorporated                                               218,382      1,777,225
     16,864  Rite Aid Corporation                                                 230,796        598,672
     25,591  Sears Roebuck & Company                                              537,578      1,130,802

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    146,964  Wal Mart Stores Incorporated                                    $  2,105,075  $   8,027,909
     32,460  Walgreen Company                                                     207,047      1,430,269
                                                                             ------------  --------------
                                                                             $  5,052,255  $  20,585,937

             SEMICONDUCTORS - 2.17%
    109,985  Intel Corporation                                               $  1,076,888  $   9,431,214
      9,252  LSI Logic Corporation+                                               335,045        116,806
     13,894  Micron Technology Incorporated+                                      268,294        422,899
     39,072  Motorola Incorporated                                                877,781      1,667,886
                                                                             ------------  --------------
                                                                             $  2,558,008  $  11,638,805

             SHELTER & RELATED - 1.27%
      2,577  Armstrong World Industries Incorporated                         $    105,367  $     137,870
      3,754  Boise Cascade Corporation                                            140,159         95,023
      3,908  Centex Corporation                                                    40,604        134,826
      6,298  Champion International Corporation                                   210,992        197,206
     13,864  Coastal Corporation                                                  170,556        467,910
      5,447  Columbia Energy Group                                                150,793        319,330
      6,299  Consolidated Natural Gas Company                                     251,306        343,296
      4,524  Crane Company                                                         36,638        106,314
     12,840  Dominion Resources Incorporated                                      415,971        572,985
     21,494  Enron Corporation                                                    514,160      1,135,152
     16,084  Entergy Corporation                                                  371,990        494,583
      2,446  Fleetwood Enterprises Incorporated                                    40,942         73,839
      6,035  Georgia-Pacific Corporation                                          211,339        275,347
      2,627  Kaufman & Broad Home Corporation                                      34,016         61,570
      7,212  Louisiana-Pacific Corporation                                        108,989        146,945
     22,920  Lowe's Company Incorporated                                          154,752        729,143
     22,172  Masco Corporation                                                    332,117        545,986
      3,493  Owens Corning Fiberglass Corporation                                  89,033        113,741
      1,871  Potlatch Corporation                                                  66,992         63,731
      2,776  Pulte Corporation                                                     23,405         68,186

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,810  Stanley Works                                                   $    101,678  $     172,848
     13,062  Weyerhaeuser Company                                                 426,488        551,053
                                                                             ------------  --------------
                                                                             $  3,998,287  $   6,806,884

             TELECOMMUNICATIONS - 2.99%
    101,580  Bell Atlantic Corporation                                       $  2,246,345  $   4,920,281
      9,889  General Instrument Corporation+                                      180,127        213,850
     63,031  GTE Corporation                                                    1,781,991      3,466,705
    115,510  MCI Worldcom Incorporated+                                         2,521,435      5,645,551
     39,858  Media One Group Incorporated+                                        576,643      1,771,190
                                                                             ------------  --------------
                                                                             $  7,306,541  $  16,017,577

             TRANSPORTATION - 0.66%
     31,008  Burlington Northern Santa Fe                                    $    401,861  $     992,256
     14,310  CSX Corporation                                                      321,584        601,914
      4,984  Delta Air Lines Incorporated                                         345,417        484,694
     21,564  Laidlaw Incorporated                                                 197,258        203,510
      4,856  Ryder System Incorporated                                            128,676        120,793
     21,841  Southwest Airlines Company                                           279,244        436,820
     16,210  Union Pacific Corporation                                            503,543        690,951
                                                                             ------------  --------------
                                                                             $  2,177,583  $   3,530,938

             UTILITIES - 7.11%
     37,444  Airtouch Communications Incorporated+                           $    744,088  $   2,134,308
     17,926  Alltel Corporation                                                   648,157        849,244
      9,023  Ameren Corporation                                                   329,928        378,402
    118,538  American Telephone & Telegraph Corporation                         3,460,659      6,927,064
      7,884  Anadarko Petroleum Corporation                                       266,165        309,940
     12,636  Ascend Communication Incorporated+                                   612,427        574,938
      9,685  Baltimore Gas & Electric Company                                     204,887        323,237
     64,808  BellSouth Corporation                                              1,506,067      4,876,802
      9,900  Carolina Power & Light Company                                       233,105        457,256
     13,942  Central & South West Corporation                                     278,941        398,218

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Index Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,371  Cinergy Corporation                                             $    226,187  $     396,691
     15,364  Consolidated Edison Incorporated                                     379,808        800,849
      9,452  Detroit Energy Company                                               213,003        427,112
     23,624  Duke Energy Corporation                                              588,446      1,563,614
     23,712  Edison International                                                 427,157        609,102
     15,128  First Energy Corporation                                             338,528        469,914
     10,994  Frontier Corporation                                                 249,004        300,961
      8,327  GPU Incorporated                                                     255,679        353,898
     19,061  Houston Industries Incorporated                                      356,100        593,274
     17,612  NEXTEL Communications Class A+                                       594,202        355,542
     12,267  Niagara Mohawk Power Corporation+                                    207,856        188,605
      3,200  NICOR Incorporated                                                    66,298        132,600
      9,866  Northern States Power Company                                        183,739        276,865
     42,782  Northern Telecom Limited                                           1,124,175      1,369,024
      2,060  Oneok Incorporated                                                    38,246         70,040
     19,500  PacifiCorp                                                           374,854        374,156
     14,518  PECO Energy Company                                                  324,438        530,814
      2,294  Peoples Energy Corporation                                            54,452         82,584
     24,953  PG&E Corporation                                                     628,189        796,936
     10,976  PP & L Resources Incorporated                                        283,385        284,004
     15,171  Public Services Enterprise Group                                     410,306        596,410
    120,278  SBC Communications Incorporated                                    1,604,412      5,344,854
      7,184  Sonat Incorporated                                                   178,261        214,622
     45,657  Southern Company                                                     658,369      1,344,028
     28,200  Sprint Corporation                                                   876,025      2,030,400
     18,315  Texas Utilities Company                                              684,045        852,792
     14,194  Unicom Corporation                                                   481,717        530,501
                                                                             ------------  --------------
                                                                             $ 20,091,305  $  38,119,601

             TOTAL COMMON STOCKS                                             $223,012,113  $ 531,901,357

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 1.01%
             U.S. TREASURY BILLS - 1.01%
$   600,000  U.S. Treasury Bills                                  4.63 %#       12/24/98   $     594,120
    791,000  U.S. Treasury Bills                                  4.94 #        11/12/98         787,130
  3,753,000  U.S. Treasury Bills                                  4.95 #        10/22/98       3,741,780
    134,000  U.S. Treasury Bills                                  4.96 #        10/08/98         133,866
    155,000  U.S. Treasury Bills                                  4.98 #        10/15/98         154,691
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   5,411,587
             (Cost $5,411,641)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $228,423,754)* (Notes 1 and 3)                    100.19%               $  537,312,944
              Other Assets and Liabilities, Net                        (0.19)                   (1,035,845)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  536,277,099
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  322,740,992
Gross Unrealized Depreciation      (13,851,802)
                                --------------
NET UNREALIZED APPRECIATION     $  308,889,190
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Value Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 94.68%
             AUTOMOBILE & RELATED - 1.56%
     64,300  Chrysler Corporation                                            $  2,126,118  $   3,078,363
     29,000  Ford Motor Company                                                   584,437      1,361,188
                                                                             ------------  --------------
                                                                             $  2,710,555  $   4,439,551

             CAPITAL GOODS - 9.84%
    103,600  Ameritech Corporation                                           $  5,068,785  $   4,908,050
     28,000  Atmel Corporation+                                                   212,251        253,750
     10,000  B/E Aerospace Incorporated+                                          300,000        220,000
      7,500  Bell & Howell Company+                                               208,575        194,530
     10,500  COHU Incorporated                                                    409,250        173,250
     15,500  Foster Wheeler Corporation                                           205,336        213,125
     40,000  General Electric Company                                             955,182      3,182,500
     90,000  Lancaster Colony Corporation                                       2,260,674      2,767,500
      5,000  Libbey Incorporated                                                  180,425        147,500
     75,000  Maytag Corporation                                                 2,002,311      3,581,250
     87,000  New Century Energies Incorporated                                  4,186,155      4,235,812
      8,500  Pillowtex Corporation                                                283,932        249,688
    157,000  Waste Management Incorporated                                      5,820,449      7,545,812
     15,000  Wyman Gordon Company+                                                308,815        215,625
     24,000  Zygo Corporation+                                                    385,499        157,500
                                                                             ------------  --------------
                                                                             $ 22,787,639  $  28,045,892

             COMPUTER SYSTEMS - 2.25%
     50,000  International Business Machines Corporation                     $  2,661,925  $   6,400,000

             CONSUMER - BASIC - 0.14%
      4,000  Beckman Coulter Incorporated                                    $    240,943  $     206,500
      8,500  Schweitzer-Mauduit International Incorporated                        310,448        184,875
                                                                             ------------  --------------
                                                                             $    551,391  $     391,375

Equity Value Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             CONSUMER - DISCRETIONARY - 4.32%
      6,000  Borg-Warner Automotive Incorporated                             $    333,019  $     222,375
     86,600  Consolidated Stores Corporation+                                   2,183,991      1,699,525
     47,850  DuPont (E.I.) de Nemours and Company                               3,631,509      2,685,580
    539,000  Food Lion Incorporated Class B                                     5,168,890      5,255,250
     17,000  Intermet Corporation                                                 309,245        215,688
     22,000  Quaker Fabric Corporation+                                           341,000        103,125
      5,000  Seaway Food Town Incorporated                                         77,500         69,375
     15,000  Syms Corporation+                                                    189,090        155,625
    117,700  Toys R Us Incorporated+                                            3,509,273      1,905,269
                                                                             ------------  --------------
                                                                             $ 15,743,517  $  12,311,812

             ELECTRICAL EQUIPMENT - 1.70%
     90,000  Seagate Technology Incorporated+                                $  1,618,153  $   2,255,625
    130,000  Technitrol Incorporated                                            1,383,786      2,600,000
                                                                             ------------  --------------
                                                                             $  3,001,939  $   4,855,625

             ENERGY & RELATED - 13.60%
     50,000  Atlantic Richfield Corporation                                  $  2,953,240  $   3,546,875
      8,000  BJ Services Company+                                                 149,980        130,000
     92,000  Cabot Corporation                                                  3,377,265      2,294,250
      4,500  Cliffs Drilling Company+                                             147,185         88,875
     70,000  Exxon Corporation                                                  2,344,594      4,913,125
     30,000  Mallon Resources Corporation+                                        285,000        258,750
     60,000  Mobil Corporation                                                  2,118,677      4,556,250
     59,500  Phillips Petroleum Company                                         2,806,708      2,684,937
     40,000  Royal Dutch Petroleum Company                                      1,195,160      1,905,000
     17,000  Swift Energy Company+                                                340,833        164,688
    118,000  TECO Energy Incorporated                                           2,868,580      3,370,375
     45,000  Texaco Incorporated                                                1,420,898      2,820,937
     68,200  Transocean Offshore Incorporated                                   2,174,839      2,365,688
     95,500  USX - Marathon Group                                               3,483,860      3,384,280

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Value Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    214,000  Valero Energy Corporation                                       $  4,529,293  $   4,253,250
     70,000  Williams Companies Incorporated                                    1,876,651      2,012,500
                                                                             ------------  --------------
                                                                             $ 32,072,763  $  38,749,780

             FINANCE & RELATED - 23.79%
    100,000  American Bankers Insurance Group                                $  1,158,776  $   4,250,000
     20,000  Amresco Capital Trust Incorporated                                   287,188        193,750
     55,000  BankAmerica Corporation                                            1,314,872      3,306,875
     54,080  Chase Manhattan Corporation                                          930,320      2,338,960
     93,000  CIGNA Corporation                                                  5,773,578      6,149,625
      5,250  CNB Bancshares Incorporated                                          211,718        240,188
      8,500  Colonial Properties Trust                                            256,041        240,655
    140,000  Edwards A G & Sons Incorporated                                    2,437,881      4,243,750
     59,000  First Chicago NBD Corporation                                      5,289,134      4,041,500
    109,000  First Union Corporation                                            4,460,275      5,579,438
    181,200  Hartford Financial Services Group                                  8,159,807      8,595,675
      9,000  HCC Insurance Holdings Incorporated                                  166,669        174,375
      6,000  Imperial Bancorp+                                                    177,213         90,750
     13,500  Indymac Mortgage Holdings Incorporated                               303,904        273,375
     11,500  Kilroy Realty Corporation                                            303,965        264,500
     60,000  Providian Financial Corporation                                      610,596      5,088,750
     22,000  Reliance Group Holdings Incorporated                                 290,607        309,375
     72,000  Republic New York Corporation                                      1,498,933      2,844,000
     74,300  Safeco Corporation                                                 3,427,088      3,097,380
      9,000  Sierrawest Bancorp                                                   326,553        203,625
     83,500  Simon Property Group Incorporated                                  2,811,195      2,484,125
    117,000  SLM Holding Corporation                                            5,313,145      3,795,188
     62,062  St Paul Companies Incorporated                                     2,172,775      2,017,015
     65,000  Travelers Group Incorporated+                                        466,375      2,437,500
    163,200  Washington Mutual Incorporated                                     7,399,694      5,508,000
                                                                             ------------  --------------
                                                                             $ 55,548,302  $  67,768,374

Equity Value Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             FOOD & RELATED - 4.32%
    145,000  American Stores Company                                         $  3,035,749  $   4,667,187
    165,800  Philip Morris Companies Incorporated                               4,183,537      7,637,163
                                                                             ------------  --------------
                                                                             $  7,219,286  $  12,304,350

             GENERAL BUSINESS & RELATED - 5.10%
    100,000  Allegheny Teledyne Incorporated                                 $  2,527,437  $   1,781,250
     10,000  Champion Enterprises Incorporated+                                   238,283        232,500
     10,000  Chartwell Re Corporation                                             322,897        279,375
    220,100  Corrections Corporation of America+                                4,692,164      2,985,105
     24,100  Dollar Thrifty Automotive Group Incorporated+                        453,365        280,163
     18,000  Elder Beerman Stores Corporation+                                    416,593        312,750
    164,339  Fremont General Corporation                                        4,059,464      7,888,272
      8,000  Gleason Corporation                                                  202,000        128,500
      5,000  Professionals Group Incorporated+                                    216,250        130,000
     10,000  Selective Insurance Group                                            259,125        191,250
     17,000  Tropical Sportswear International+                                   228,659        316,625
                                                                             ------------  --------------
                                                                             $ 13,616,237  $  14,525,790

             HEALTHCARE - 0.34%
     72,900  Foundation Health Systems Incorporated+                         $  2,006,230  $     683,438
     14,100  Sierra Health Services Incorporated+                                 340,875        277,594
                                                                             ------------  --------------
                                                                             $  2,347,105  $     961,032

             MANUFACTURING PROCESSING - 9.36%
     31,387  Aluminum Company of America                                     $  1,726,954  $   2,228,477
      8,500  Black Hills Corporation                                              203,028        228,438
      1,750  Carpenter Technology Corporation                                      96,355         63,984
      5,500  Cleveland Cliffs Incorporated                                        243,288        214,500
     35,000  Eastman Kodak Company                                              2,137,760      2,705,938
     40,200  Eaton Corporation                                                  3,642,952      2,520,038
     69,700  Fort James Corporation                                             2,272,687      2,287,031
     14,000  Gibson Greeting Incorporated+                                        375,094        284,375

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Value Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      8,500  IPSCO Incorporated                                              $    226,500  $     153,000
     70,000  Johnson Controls Incorporated                                      2,080,926      3,255,000
     48,600  Magna International Incorporated Class A                           3,616,696      2,824,875
      7,500  Motive Power Industries Incorporated+                                201,338        175,313
      8,000  Novel Denim Holdings Limited+                                        209,188         94,000
      8,000  NUI Corporation                                                      209,195        184,000
    160,000  Owens-Illinois Incorporated+                                       1,582,378      4,000,000
      3,500  Southdown Incorporated                                               197,610        157,500
     25,000  Tesoro Petroleum Corporation+                                        404,888        326,563
    117,000  Tidewater Incorporated                                             5,083,428      2,427,750
      8,000  Toll Brothers Incorporated+                                          225,480        183,500
    130,000  United Dominion Industries Limited                                 2,837,768      2,356,250
                                                                             ------------  --------------
                                                                             $ 27,573,513  $  26,670,532

             PHARMACEUTICALS - 1.06%
     60,000  Pharmacia and Upjohn Incorporated                               $  1,588,076  $   3,011,250

             RETAIL & RELATED - 4.10%
     95,000  Costco Companies Incorporated+                                  $  1,408,375  $   4,500,625
     90,000  Rite Aid Corporation                                               1,331,900      3,195,000
     90,000  Sears Roebuck & Company                                            3,257,400      3,976,875
                                                                             ------------  --------------
                                                                             $  5,997,675  $  11,672,500

             SHELTER & RELATED - 0.11%
     35,000  Dal-Tile International Incorporated+                            $    304,050  $     317,188

             TELECOMMUNICATIONS - 3.42%
     68,600  Bell Atlantic Corporation                                       $  3,295,191  $   3,322,813
    116,700  GTE Corporation                                                    4,597,358      6,418,500
                                                                             ------------  --------------
                                                                             $  7,892,549  $   9,741,313

             TRANSPORTATION - 0.03%
      5,000  US Freightways Corporation                                      $    160,419  $      99,375

Equity Value Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             UTILITIES - 9.63%
    100,000  Cinergy Corporation                                             $  2,838,307  $   3,825,000
     54,000  Duke Energy Corporation                                            2,539,836      3,574,125
    173,000  Montana Power Company                                              6,009,236      7,730,938
    109,700  Northern States Power Company                                      2,982,195      3,078,456
     12,000  Northwest Natural Gas Company                                        312,330        331,875
     14,000  Public Service Company of North Carolina                             302,697        323,750
    185,000  Southern Company                                                   4,352,337      5,445,938
     67,300  Texas Utilities Company                                            2,960,016      3,133,656
                                                                             ------------  --------------
                                                                             $ 22,296,954  $  27,443,738

             TOTAL COMMON STOCKS                                             $224,073,895  $ 269,709,477

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                  Equity Value Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 4.22%
             REPURCHASE AGREEMENTS - 4.22%
$ 5,483,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $   5,483,000
    880,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35          10/01/98         880,000
  2,574,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98       2,574,000
  3,090,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98       3,090,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  12,027,000
             (Cost $12,027,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $236,100,895)* (Notes 1 and 3)                     98.90%               $  281,736,477
              Other Assets and Liabilities, Net                         1.10                     3,141,054
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  284,877,531
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   69,062,126
Gross Unrealized Depreciation      (23,426,544)
                                --------------
NET UNREALIZED APPRECIATION     $   45,635,582
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

Growth Fund                        PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 98.12%
             AEROSPACE - 0.19%
     20,084  Boeing Company                                                  $  1,165,092  $     689,132

             AUTOMOBILE & RELATED - 0.53%
     41,200  Ford Motor Company                                              $  2,098,806  $   1,933,825

             BEVERAGE BREWING AND DISTRIBUTION - 2.20%
    140,920  Coca-Cola Company                                               $  9,397,345  $   8,120,515

             CAPITAL GOODS - 9.77%
    148,014  Cisco Systems Incorporated+                                     $  3,589,628  $   9,149,115
    213,142  General Electric Company                                          15,207,256     16,958,110
     63,308  Intel Corporation                                                  5,239,708      5,428,660
    243,194  Telefonaktiebolaget Ericsson (LM) -
               Sponsored ADR                                                    3,931,658      4,468,690
                                                                             ------------  --------------
                                                                             $ 27,968,250  $  36,004,575

             COMPUTER SOFTWARE - 4.07%
     34,286  Hewlett Packard Company                                         $  2,295,242  $   1,815,015
    119,908  Microsoft Corporation+                                             8,577,385     13,197,374
                                                                             ------------  --------------
                                                                             $ 10,872,627  $  15,012,389

             COMPUTER SYSTEMS - 3.45%
     60,000  Compaq Computer Corporation                                     $  1,970,922  $   1,897,500
     57,762  International Business Machines Corporation                        6,391,659      7,393,536
     49,492  Lucent Technologies Incorporated                                   2,191,722      3,418,040
                                                                             ------------  --------------
                                                                             $ 10,554,303  $  12,709,076

             CONSUMER - BASIC - 4.32%
     38,700  Bestfoods                                                       $  1,884,345  $   1,874,530
     82,614  Colgate-Palmolive Company                                          4,304,375      5,659,059
     72,200  Sara Lee Corporation                                               4,243,930      3,898,800
     43,200  Schering-Plough Corporation                                        3,250,545      4,473,900
                                                                             ------------  --------------
                                                                             $ 13,683,195  $  15,906,289

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                        Growth Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             CONSUMER - DISCRETIONARY - 5.58%
    151,506  Allied Signal Incorporated                                      $  4,106,070  $   5,359,525
     45,900  Consolidated Stores Corporation+                                   2,086,021        900,788
     68,076  DuPont (E.I.) de Nemours and Company                               4,362,897      3,820,766
     78,076  Gillette Company                                                   2,656,946      2,986,407
     33,500  Mattel Incorporated                                                1,375,657        938,000
    159,350  Service Corporation International                                  5,456,787      5,079,281
     17,300  Xerox Corporation                                                  1,697,388      1,466,175
                                                                             ------------  --------------
                                                                             $ 21,741,766  $  20,550,942

             ENERGY & RELATED - 8.91%
     60,673  Chevron Corporation                                             $  5,067,620  $   5,100,324
    103,978  Exxon Corporation                                                  6,644,787      7,297,956
     51,048  FPL Group Incorporated                                             2,737,518      3,557,408
     50,474  Mobil Corporation                                                  3,639,919      3,832,869
    108,216  Royal Dutch Petroleum Company                                      5,830,968      5,153,787
     39,776  Schlumberger Limited                                               3,109,713      2,001,230
     56,654  Texaco Incorporated                                                3,097,686      3,551,498
     80,630  Williams Companies Incorporated                                    2,008,203      2,318,113
                                                                             ------------  --------------
                                                                             $ 32,136,414  $  32,813,185

             ENTERTAINMENT & LEISURE - 0.68%
     99,200  Walt Disney Company                                             $  3,154,656  $   2,511,000

             FINANCE & RELATED - 18.00%
    130,127  American International Group Incorporated                       $  7,277,555  $  10,019,779
     89,696  Allstate Corporation                                               3,875,673      3,739,202
     87,838  Banc One Corporation                                               4,362,644      3,744,095
     60,164  Charles Schwab Corporation                                         1,779,616      2,368,958
    158,060  Chase Manhattan Corporation                                        8,593,441      6,836,095
     73,800  Conseco Incorporated                                               3,094,041      2,255,513
    131,560  Federal Home Loan Mortgage Corporation                             4,667,390      6,503,998
     78,076  Federal National Mortgage Association                              4,739,525      5,016,383
      4,900  General Re Corporation                                             1,161,594        994,700
      8,000  Guidant Corporation                                                  616,880        594,000

Growth Fund                        PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     40,600  Sunamerica Incorporated                                         $  2,024,199  $   2,476,600
    118,526  Household International Incorporated                               4,538,937      4,444,725
    170,800  Standard & Poor's Depositary Receipt                              17,253,874     17,336,200
                                                                             ------------  --------------
                                                                             $ 63,985,369  $  66,330,248

             FOOD & RELATED - 2.60%
     28,400  McDonald's Corporation                                          $  1,738,061  $   1,695,125
    125,697  Philip Morris Companies Incorporated                               5,163,800      5,789,918
     45,000  Safeway Incorporated+                                              1,997,037      2,086,875
                                                                             ------------  --------------
                                                                             $  8,898,898  $   9,571,918

             GENERAL BUSINESS & RELATED - 2.27%
     46,500  Clear Channel Communications Incorporated+                      $  2,110,820  $   2,208,750
     70,680  Gannett Company Incorporated                                       4,359,480      3,785,798
     11,648  Tribune Company                                                      483,591        586,040
     23,500  United Technologies Corporation                                    2,159,764      1,796,281
                                                                             ------------  --------------
                                                                             $  9,113,655  $   8,376,869

             HEALTHCARE - 4.79%
    123,200  American Home Products Corporation                              $  4,527,694  $   6,452,600
     45,654  Lilly (Eli) & Company                                              3,183,995      3,575,279
     20,000  Medtronic Incorporated                                             1,156,950      1,157,500
     60,890  Pfizer Incorporated                                                4,741,721      6,450,534
                                                                             ------------  --------------
                                                                             $ 13,610,360  $  17,635,913

             INTERNATIONAL STOCKS - 0.32%
     46,000  News Corporation Limited ADR (Australia)+                       $  1,275,304  $   1,178,750

             MANUFACTURING PROCESSING - 12.38%
     74,000  AES Corporation+                                                $  2,987,759  $   2,742,625
     89,316  Aluminum Company of America                                        5,652,076      6,341,436
     71,622  Baxter International Incorporated                                  3,315,433      4,261,509
    167,788  Danaher Corporation                                                3,775,838      5,033,640

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                        Growth Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    118,300  EMC Corporation+                                                $  4,322,420  $   6,765,281
     48,000  Honeywell Incorporated                                             3,685,632      3,075,000
     58,302  Johnson & Johnson                                                  3,865,695      4,562,132
     82,658  Monsanto Company                                                   3,080,657      4,659,845
     53,144  Procter & Gamble Company                                           4,318,587      3,769,903
     79,900  Tyco International Limited                                         4,167,296      4,414,475
                                                                             ------------  --------------
                                                                             $ 39,171,393  $  45,625,846

             MEDICAL EQUIPMENT & SUPPLIES - 0.77%
     65,072  Abbott Laboratories                                             $  2,309,070  $   2,826,565

             PHARMACEUTICALS - 3.31%
     59,592  Bristol-Myers Squibb Company                                    $  5,804,634  $   6,190,119
     46,400  Merck & Company Incorporated                                       4,939,482      6,011,700
                                                                             ------------  --------------
                                                                             $ 10,744,116  $  12,201,819

             RETAIL & RELATED - 4.08%
    103,720  Dayton-Hudson Corporation                                       $  2,970,058  $   3,707,990
     26,708  Gap Incorporated                                                     834,628      1,408,847
     63,600  Home Depot Incorporated                                            2,209,548      2,512,200
    135,552  Wal Mart Stores Incorporated                                       5,634,350      7,404,528
                                                                             ------------  --------------
                                                                             $ 11,648,584  $  15,033,565

             TELECOMMUNICATIONS - 5.20%
     55,714  American Telephone & Telegraph Corporation                      $  3,091,754  $   3,255,787
     90,652  Bell Atlantic Corporation                                          4,202,129      4,390,956
     81,046  GTE Corporation                                                    3,774,571      4,457,530
    100,324  MCI Worldcom Incorporated+                                         4,265,696      4,903,349
     32,288  Telecom Italia SPA - Sponsored ADR                                 2,120,156      2,163,296
                                                                             ------------  --------------
                                                                             $ 17,454,306  $  19,170,918

Growth Fund                        PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             UTILITIES - 4.70%
    105,886  Edison International                                            $  2,766,228  $   2,719,947
     34,000  Houston Industries Incorporated                                    1,000,409      1,058,250
     68,835  Northern Telecom Limited                                           3,767,248      2,202,720
    130,836  PG&E Corporation                                                   3,998,899      4,178,575
    161,004  SBC Communications Incorporated                                    4,971,756      7,154,615
                                                                             ------------  --------------
                                                                             $ 16,504,540  $  17,314,107

             TOTAL COMMON STOCKS                                             $327,488,049  $ 361,517,446

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                        Growth Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 1.64%
             REPURCHASE AGREEMENTS - 1.64%
$ 6,039,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $   6,039,000
             (Cost $6,039,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $333,527,049)* (Notes 1 and 3)                     99.76%               $  367,556,446
              Other Assets and Liabilities, Net                         0.24                       880,220
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  368,436,666
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   51,879,424
Gross Unrealized Depreciation      (17,850,027)
                                --------------
NET UNREALIZED APPRECIATION     $   34,029,397
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

International Equity Fund          PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCK - 88.09%
             AUSTRALIA - 1.90%
    160,000  News Corporation Limited (Media - Broadcasting &
               Publishing)                                                   $  1,005,182  $   1,030,992

             AUSTRIA - 0.99%
      6,000  OMV AG - (Oil & Gas)                                            $    812,096  $     537,324

             BERMUDA - 0.27%
     15,000  Central European Media Enterprises Limited - (Media
               Broadcasting & Publishing)+                                   $    433,124  $     144,375

             BRAZIL - 0.50%
     40,000  Aracruz Celulose SA ADR - (Forest Products & Paper)             $    727,686  $     272,500

             CANADA - 1.87%
     10,000  Potash Corporation of Saskatchewan Incorporated -
               (Chemicals)                                                   $    788,261  $     527,696
     12,000  Royal Bank of Canada - (Banking)                                     640,433        484,956
                                                                             ------------  --------------
                                                                             $  1,428,694  $   1,012,652

             FINLAND - 2.10%
     14,500  Nokia Corp ADR - (Communications)                               $    653,957  $   1,137,344

             FRANCE - 12.08%
      3,400  Alcatel - (Communications)                                      $    573,540  $     302,098
     14,500  Axa - (Insurance)                                                  1,400,205      1,327,166
      4,000  Canal Plus - (Media - Broadcasting & Publishing)                     780,242        971,310
     25,000  Groupe Danone ADR - (Beverages, Food & Tobacco)                      775,000      1,307,813
      6,000  Suez Lyonnaise des Eaux - (Diversified)                            1,079,933      1,021,322
     20,000  Thomson CSF - (Aerospace & Defense)                                  812,129        610,192
      8,000  Total SA - Series B - (Oil & Gas)                                    922,569      1,007,707
                                                                             ------------  --------------
                                                                             $  6,343,618  $   6,547,608

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998          International Equity Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCK (CONTINUED)
             GERMANY - 5.07%
      3,500  Adidas Solomon AG - (Textiles, Clothing & Fabrics)              $    487,148  $     401,022
      3,088  Allianz AG - (Insurance)                                             696,022        957,058
     20,000  Metro AG - (Retailers)                                               969,544      1,391,686
                                                                             ------------  --------------
                                                                             $  2,152,714  $   2,749,766

             GREAT BRITAIN - 16.07%
    145,000  Amvescap PLC - (Financial Services)                             $    971,329  $     832,257
     15,000  Arm Holdings PLC ADR - (Electronics)+                                569,317        675,000
     42,857  Bass PLC - (Beverages, Food & Tobacco)                               584,974        513,461
     73,000  Boots Company PLC - (Retailers)                                    1,057,823      1,256,688
     77,000  British Aerospace PLC - (Aerospace & Defense)                        670,692        467,151
     40,000  British Petroleum Company PLC - (Oil & Gas)                          568,485        611,784
     18,000  Glaxo Wellcome PLC ADR - (Pharmaceuticals)                           796,618      1,028,250
     95,000  Select Appointments Holdings PLC - (Commercial Services)             921,927        865,336
     13,000  Smithkline Beecham PLC ADR - (Pharmaceuticals)                       599,937        711,750
    150,791  Vodafone Group PLC - (Communications)                                852,455      1,750,216
                                                                             ------------  --------------
                                                                             $  7,593,557  $   8,711,893

             GREECE - 1.13%
     25,553  Hellenic Telecommunication Organization SA -
               (Communications)                                              $    644,073  $     612,196

             HONG KONG - 1.43%
     15,000  HSBC Holdings PLC - (Financial Services)                        $    378,637  $     274,892
     95,000  Hutchison Whampoa Ltd - (Industrial - Diversified)                   556,213        500,223
                                                                             ------------  --------------
                                                                             $    934,850  $     775,115

             HUNGARY - 1.20%
     30,000  Magyar Tavkozlesi RT ADR - (Communications)                     $    568,392  $     650,625

International Equity Fund          PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCK (CONTINUED)
             IRELAND - 3.41%
     14,000  Elan Corporation PLC - (Pharmaceuticals)+                       $    732,287  $     986,313
     10,000  Ryanair Holdings PLC ADR - (Airlines)+                               250,000        342,500
     82,400  Ryanair Holdings PLC - (Airlines)+                                   461,979        520,916
                                                                             ------------  --------------
                                                                             $  1,444,266  $   1,849,729

             ISRAEL - 0.90%
     20,000  Koor Industries Limited - (Communications)                      $    414,388  $     327,500
     20,000  Tefron Limited - (Textiles, Clothing & Fabrics)+                     370,412        157,500
                                                                             ------------  --------------
                                                                             $    784,800  $     485,000

             ITALY - 3.06%
    118,000  ENI SpA - (Oil & Gas)                                           $    748,368  $     722,656
     14,000  Telecom Italia SpA ADR - (Communications)                            923,040        938,000
                                                                             ------------  --------------
                                                                             $  1,671,408  $   1,660,656

             JAPAN - 10.37%
     24,000  Canon Incorporated - (Electronics)                              $    705,731  $     488,393
     20,000  Honda Motor Company Limited - (Automotive)                           725,948        609,756
     61,000  Marui Company Limited - (Retailers)                                  985,630        887,306
     19,000  Meitec Corporation - (Computer Software & Processing)                623,250        411,768
        100  Nippon Telegraph & Telephone Corporation -
               (Communications)                                                   884,800        730,972
     10,000  Secom Company Limited - (Commercial Services)                        683,287        624,449
     10,000  Seven Eleven Japan Company Limited - (Retailers)                     711,384        611,960
     18,000  Sony Corporation - (Electronics)                                   1,658,292      1,254,922
                                                                             ------------  --------------
                                                                             $  6,978,322  $   5,619,526

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998          International Equity Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCK (CONTINUED)
             MEXICO - 0.97%
     34,000  Grupo Elektra S.A. de CV GDR - (Retailers)                      $    560,548  $     136,000
     22,000  Panamerican Beverages Incorporated Class A - (Beverages,
               Food & Tobacco)                                                    825,126        391,875
                                                                             ------------  --------------
                                                                             $  1,385,674  $     527,875

             NETHERLANDS - 8.58%
     12,000  Equant NV - (Computer Software & Processing)+                   $    471,340  $     552,000
     30,000  Koninklijke Ahold NV - (Food Retailers)                              838,424        895,986
     16,000  Philips Electronics NV ADR - (Electronics)                         1,266,411        854,000
     13,000  Royal Dutch Petroleum - (Oil & Gas)                                  706,965        619,125
     19,700  STMicroelectronics NV - (Electronics)+                             1,461,911        913,859
     13,000  Unilever NV CVA - (Industrial - Diversified)                         699,743        817,898
                                                                             ------------  --------------
                                                                             $  5,444,794  $   4,652,868

             NEW ZEALAND - 0.21%
     81,900  Tranz Rail Holdings Limited - (Transportation)                  $    456,063  $     111,090

             NORWAY - 0.72%
     24,000  Petroleum Geo-Services ASA - (Oil & Gas)+                       $    767,927  $     392,330

             PORTUGAL - 2.22%
     35,000  EDP - Electricidade de Portugal SA - (Electric Utilities)       $    666,251  $     804,482
     11,000  Portugal Telecom SA - (Communications)                               496,891        399,936
                                                                             ------------  --------------
                                                                             $  1,163,142  $   1,204,418

             SINGAPORE - 0.90%
    120,000  Development Bank of Singapore Limited (Foreign) -
               (Financial Services)                                          $    711,755  $     484,356

International Equity Fund          PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCK (CONTINUED)
             SPAIN - 5.03%
     48,000  Banco Bilbao Vizcaya SA - (Banking)                             $    486,018  $     513,566
     48,000  Banco Santander SA - (Banking)                                       738,726        741,634
     23,000  Superdiplo SA - (Retailers)                                          597,556        598,212
     24,000  Telefonica de Espana - (Communications)                              758,704        875,093
                                                                             ------------  --------------
                                                                             $  2,581,004  $   2,728,505

             SWEDEN - 2.48%
     30,000  OM Gruppen AB - (Financial Services)                            $    705,108  $     516,942
     45,000  Telefonaktiebolaget LM Ericsson ADR - (Communications)             1,020,716        826,875
                                                                             ------------  --------------
                                                                             $  1,725,824  $   1,343,817

             SWITZERLAND - 4.63%
        300  Nestle SA (Registered)- (Beverages, Food & Tobacco)             $    446,649  $     596,831
        800  Novartis AG (Registered)- (Pharmaceuticals)                        1,259,737      1,282,370
      3,231  UBS AG (Registered)- (Banking)                                       874,357        630,184
                                                                             ------------  --------------
                                                                             $  2,580,743  $   2,509,385
             TOTAL COMMON STOCKS                                             $ 50,993,664  $  47,751,945

             PREFERRED STOCKS - 1.99%
             BRAZIL - 0.94%
  3,511,630  Telecommunicacoes de Sao Paulo SA - (Communications)            $    714,242  $     509,538

             GERMANY - 1.05%
      1,200  SAP AG - Vorzug - (Computer Software & Processing)              $    319,602  $     569,358
                                                                             ------------  --------------
             TOTAL PREFERRED STOCKS                                          $  1,033,844  $   1,078,896

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998          International Equity Fund
------------------------------------------------------------------------

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $52,027,510)*                                      90.08%               $  48,830,841
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                         9.92                    5,378,506
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  54,209,347
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    5,057,783
Gross Unrealized Depreciation       (8,254,452)
                                --------------
NET UNREALIZED DEPRECIATION     $   (3,196,669)
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

Small Cap Fund                     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 93.00%
             ADVERTISING - 3.48%
     50,125  Ha-Lo Industries Incorporated+                                  $  1,653,329  $   1,466,156
     42,000  TMP Worldwide Incorporated+                                        1,163,985      1,378,125
                                                                             ------------  --------------
                                                                             $  2,817,314  $   2,844,281

             CAPITAL GOODS - 9.06%
      9,250  Aspect Telecommunications Corporation+                          $    254,872  $     222,000
     31,591  B/E Aerospace Incorporated+                                          967,173        695,002
     26,600  Comverse Technology Incorporated+                                  1,175,240      1,087,275
     12,800  Concentric Network Corporation+                                      321,829        268,800
     11,500  Legato Systems Incorporated+                                         514,943        590,812
     29,000  Maxwell Technologies Incorporated+                                   830,043        609,000
     46,420  Media Arts Group Incorporated+                                       874,109        423,583
     17,419  Micrel Incorporated+                                                 533,589        461,604
     32,000  Pacific Gateway Exchange+                                          1,273,751      1,184,000
     15,750  PMC - Sierra Incorporated+                                           766,267        502,030
     33,500  Siebel Systems Incorporated+                                         819,529        961,030
     27,000  Tekelec+                                                             630,219        411,750
                                                                             ------------  --------------
                                                                             $  8,961,564  $   7,416,886

             COMPUTER SOFTWARE - 4.66%
     14,750  Aspen Technology Incorporated+                                  $    392,488  $     394,562
     32,750  Cotelligent Group Incorporated+                                      812,635        575,172
     67,500  JDA Software Group Incorporated+                                   1,127,571        932,344
     19,000  Lycos Incorporated+                                                  602,799        642,438
     20,500  Micromuse Incorporated+                                              517,726        366,438
     27,250  Software AG Systems Incorporated+                                    662,830        463,250
     45,250  Technisource Incorporated+                                           498,310        441,188
                                                                             ------------  --------------
                                                                             $  4,614,359  $   3,815,392

             COMPUTER SYSTEMS - 1.17%
     70,500  Power Integrations Incorporated+                                $    771,375  $     956,156

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                     Small Cap Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             CONSUMER - BASIC - 9.47%
     53,500  American Italian Pasta Company+                                 $  1,813,330  $   1,404,375
     87,500  Capital Senior Living Corporation+                                 1,164,970        896,875
     35,250  Henry Schein Incorporated+                                         1,463,946      1,224,938
     36,450  Jones Pharma Incorporated                                          1,321,062      1,047,938
     33,500  Kendle International Incorporated+                                   809,125      1,097,125
     28,500  Maxxim Medical Incorporated+                                         814,675        732,094
     52,641  Renal Care Group Incorporated+                                     1,451,972      1,348,925
                                                                             ------------  --------------
                                                                             $  8,839,080  $   7,752,270

             CONSUMER - DISCRETIONARY - 10.21%
     29,991  99 Cents Only Stores+                                           $  1,139,064  $   1,186,519
     21,500  Amerisource Corporation Class A+                                   1,239,106      1,170,405
     16,500  CKE Restaurants Incorporated                                         583,600        490,875
      9,250  CMG Information Services Incorporated+                               449,109        492,562
     24,500  Computer Horizons Corporation+                                       676,129        610,969
     50,750  Cornell Corrections Incorporated+                                  1,016,280        596,312
     50,750  Equity Corporation International+                                  1,142,895      1,141,875
     38,609  Goody's Family Clothing Incorporated+                                991,728        463,308
     50,750  Information Management Resources Incorporated+                     1,349,216      1,256,063
     42,500  Maxwell Shoe Company Incorporated+                                   754,250        504,688
     36,750  United Road Services Incorporated+                                   491,145        438,703
                                                                             ------------  --------------
                                                                             $  9,832,522  $   8,352,279

             ELECTRICAL EQUIPMENT - 1.75%
     30,807  Gemstar International Group Limited+                            $  1,153,276  $   1,428,675

             ENERGY & RELATED - 2.30%
     36,000  BJ Services Company+                                            $    660,679  $     585,000
     29,750  Ensco International Incorporated                                     417,960        321,672
     35,500  Marine Drilling Company Incorporated+                                822,984        408,250
     34,000  Veritas DGC Incorporated+                                            636,077        567,375
                                                                             ------------  --------------
                                                                             $  2,537,700  $   1,882,297

Small Cap Fund                     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT & LEISURE - 1.50%
     69,118  Family Golf Centers Incorporated+                               $  1,724,266  $   1,226,845

             FINANCE & RELATED - 5.06%
     28,500  Amresco Incorporated+                                           $    925,375  $     213,750
     17,250  CMAC Investment Corporation                                        1,138,642        750,375
     51,000  Community First Bankshares Incorporated                            1,264,652        905,250
     32,250  Golf Trust of America Incorporated                                 1,066,092        959,438
     33,000  Kilroy Realty Corporation+                                           898,522        759,000
      4,750  SEI Investments Company                                              318,374        330,125
     14,000  Telebanc Financial Corporation+                                      204,605        225,750
                                                                             ------------  --------------
                                                                             $  5,816,262  $   4,143,688

             GENERAL BUSINESS & RELATED - 17.74%
     41,500  Actuate Software Corporation+                                   $    666,569  $     440,938
     39,302  Administaff Incorporated+                                          1,588,053      1,255,208
     20,000  Amdocs Limited+                                                      280,000        226,250
     22,250  American Disposal Services+                                          900,986        866,359
     57,250  Avis Rent A Car Incorporated+                                      1,833,397      1,234,453
     16,250  Bindview Development Corporation+                                    170,038        327,030
     29,500  Cambridge Tech Partners Incorporated+                                873,323        658,219
     33,239  Capstar Broadcasting Corporation Class A+                            586,200        513,127
     40,178  Convergys Corporation+                                               552,861        600,159
     69,500  Daou Systems Incorporated+                                         1,615,788        399,625
     28,250  Emmis Broadcasting Corporation Class A+                            1,172,735      1,066,438
     16,250  Excite Incorporated+                                                 557,224        663,203
     13,000  International Integration Incorporated+                              156,000        203,125
     45,000  Metamor Worldwide Incorporated+                                    1,536,975      1,237,500
     57,750  NBTY Incorporated+                                                 1,064,581        454,780
     43,500  Parexel International Corporation+                                 1,353,181      1,696,500
     44,500  Smart Modular Technologies Incorporated+                             750,673        915,030
     38,750  Staffmark Incorporated+                                            1,320,496        707,188
     27,000  Veterinary Centers of America+                                       507,913        492,750
     25,250  Wackenhut Corrections Corporation+                                   699,993        560,234
                                                                             ------------  --------------
                                                                             $ 18,186,986  $  14,518,116

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                     Small Cap Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             HEALTHCARE - 1.55%
     49,000  Covance Incorporated+                                           $  1,113,059  $   1,270,938

             MANUFACTURING PROCESSING - 9.22%
     23,000  Bon-Ton Stores Incorporated+                                    $    352,475  $     172,500
     26,000  CSG Systems International Incorporated+                            1,088,951      1,150,500
     28,000  CSK Auto Parts+                                                      654,882        637,000
     45,562  FirstFed Financial Corporation+                                    1,162,680        777,402
     25,750  Metzler Group Incorporated+                                          854,206        881,938
     48,500  Ocular Sciences Incorporated+                                      1,439,661      1,018,500
     25,000  Pairgain Technologies Incorporated+                                  485,301        203,125
     38,750  Pharmacyclics Incorporated+                                          909,519        644,219
     26,700  Policy Management Systems Corporation+                             1,155,394      1,081,350
      5,500  Sepracor Incorporated+                                               256,478        361,625
     24,038  Twinlab Corporation+                                                 919,135        615,974
                                                                             ------------  --------------
                                                                             $  9,278,682  $   7,544,133

             PHARMACEUTICALS - 2.22%
     13,000  Coulter Pharmaceutical Incorporated+                            $    325,000  $     323,375
     27,500  Medicis Pharmaceutical Corporation+                                1,186,644      1,089,688
      6,250  MedImmune Incorporated+                                              282,559        404,688
                                                                             ------------  --------------
                                                                             $  1,794,203  $   1,817,751

             RETAIL & RELATED - 5.73%
     45,000  Barbeques Galore Limited - Sponsored ADR+                       $    495,000  $     202,500
     16,250  Barnes & Noble Incorporated+                                         437,705        438,750
     34,750  Cost Plus Incorporated+                                            1,105,908        925,219
     57,750  Regis Corporation                                                  1,662,053      1,819,125
     50,842  Zale Corporation+                                                  1,523,576      1,302,826
                                                                             ------------  --------------
                                                                             $  5,224,242  $   4,688,420

             SHELTER & RELATED - 0.69%
     27,000  Brookdale Living Communities Incorporated+                      $    659,310  $     567,000

Small Cap Fund                     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS - 4.01%
     49,000  Applied Micro Circuits Corporation+                             $  1,113,156  $     728,875
     14,250  L-3 Communications Corporation+                                      344,738        565,547
     22,000  Level One Communications Incorporated+                               702,047        442,750
     31,950  Superior Telecom Incorporated                                      1,253,764      1,545,581
                                                                             ------------  --------------
                                                                             $  3,413,705  $   3,282,753

             TRANSPORTATION - 1.54%
     34,000  Atlantic Coast Airlines Incorporated+                           $  1,009,066  $     794,750
     47,259  Midway Airlines Corporation+                                       1,008,631        466,683
                                                                             ------------  --------------
                                                                             $  2,017,697  $   1,261,433

             UTILITIES - 1.64%
     46,250  International Telecommunication Data Systems Incorporated+      $  1,166,353  $   1,341,250
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $ 89,921,955  $  76,110,563

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998                     Small Cap Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 4.20%
             REPURCHASE AGREEMENTS - 4.20%
$ 2,085,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $   2,085,000
    201,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35          10/01/98         201,000
    270,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98         270,000
    879,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98         879,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   3,435,000
             (Cost $3,435,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $93,356,955)* (Notes 1 and 3)                      97.20%               $  79,545,563
              Other Assets and Liabilities, Net                         2.80                    2,288,761
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  81,834,324
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    3,808,650
Gross Unrealized Depreciation      (17,620,042)
                                --------------
NET UNREALIZED DEPRECIATION     $  (13,811,392)
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 100.07%
             ADVERTISING - 1.77%
     80,000  Ha-Lo Industries Incorporated+                                  $  1,940,303  $   2,340,000

             BIOTECHNOLOGY - 1.19%
     42,500  Arterial Vascular Engineering Incorporated+                     $  1,836,875  $   1,572,500

             CAPITAL GOODS - 9.09%
     15,000  Galileo International Incorporated                              $    518,250  $     566,250
     70,000  Learning Company Incorporated+                                     2,015,223      1,386,875
     32,558  Micrel Incorporated+                                                 941,115        862,787
     75,000  Pacific Gateway Exchange+                                          2,889,376      2,775,000
     55,000  Siebel Systems Incorporated+                                       1,396,295      1,577,812
     45,000  Sterling Commerce Incorporated+                                    1,693,650      1,558,125
     40,000  Tekelec+                                                             662,188        610,000
     35,000  Tellabs Incorporated+                                              1,643,125      1,393,438
     10,000  Yahoo Incorporated+                                                  918,594      1,295,000
                                                                             ------------  --------------
                                                                             $ 12,677,816  $  12,025,287

             COMPUTER SOFTWARE - 6.40%
    110,000  Actuate Software Corporation+                                   $  1,725,844  $   1,168,750
     85,000  Aris Corporation+                                                  2,160,802      1,657,500
     70,000  Bindview Development Corporation+                                    845,000      1,408,750
     25,000  BMC Software Incorporated+                                         1,238,125      1,501,563
    200,000  Daou Systems Incorporated+                                         3,816,209      1,150,000
     60,000  Micromuse Incorporated+                                            1,479,070      1,072,500
     25,000  Quadramed Corporation+                                               722,500        503,125
                                                                             ------------  --------------
                                                                             $ 11,987,550  $   8,462,188

             COMPUTER SYSTEMS - 1.19%
    116,157  Power Integrations Incorporated+                                $  1,074,323  $   1,575,379

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998              Strategic Growth Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             CONSUMER - BASIC - 5.46%
     50,000  Eclipsys Corporation+                                           $    756,563  $   1,143,750
     60,000  Health Management Associates Incorporated Class A+                 1,141,100      1,095,000
     65,000  Laser Vision Centers Incorporated+                                   864,175        771,875
     40,000  Pharmaceutical Product Development+                                  940,500      1,120,000
     50,000  Sunrise Assisted Living Incorporated+                              1,675,461      1,715,625
     45,000  Theratech Incorporated+                                              407,250        410,625
     40,000  Total Renal Care Holdings Incorporated+                            1,437,004        960,000
                                                                             ------------  --------------
                                                                             $  7,222,053  $   7,216,875

             CONSUMER - DISCRETIONARY - 10.91%
     24,000  99 Cents Only Stores+                                           $    908,422  $     949,500
     45,000  Circuit City Stores Incorporated                                   1,801,450      1,499,062
     40,000  CKE Restaurants Incorporated                                       1,558,628      1,190,000
     10,000  Comair Holdings Incorporated                                         320,268        287,500
    145,000  Cultural Access Worldwide Incorporated+                            1,717,813        661,563
    135,000  Information Management Resources Incorporated+                     3,295,460      3,341,250
     60,000  Profit Recovery Group Incorporated+                                1,530,938      1,875,000
     50,000  Quintiles Transnational Corporation+                               2,497,209      2,187,500
     40,000  Railworks Corporation+                                               476,125        315,000
     10,000  Republic Services Incorporated Class A+                              203,100        195,000
     20,000  Ross Stores Incorporated                                             846,250        572,500
     30,000  TJX Companies Incorporated                                           698,406        534,375
     20,000  Tommy Hilfiger Corporation+                                        1,335,709        820,000
                                                                             ------------  --------------
                                                                             $ 17,189,778  $  14,428,250

             ELECTRICAL EQUIPMENT - 0.79%
     15,000  Lexmark International Group Incorporated Class A+               $    819,338  $   1,039,688

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENERGY & RELATED - 2.90%
     50,000  Diamond Offshore Drilling Incorporated                          $  1,344,925  $   1,300,000
     55,000  Friede Goldman International Incorporated+                         1,259,688        866,250
     25,000  Global Industries Limited+                                           303,125        289,063
     80,000  R&B Falcon Corporation+                                            1,016,300        960,000
     25,000  Veritas DGC Incorporated+                                          1,363,757        417,187
                                                                             ------------  --------------
                                                                             $  5,287,795  $   3,832,500

             ENTERTAINMENT & LEISURE - 1.34%
    100,000  Family Golf Centers Incorporated+                               $  2,019,064  $   1,775,000

             FINANCE & RELATED - 11.78%
     40,000  CCA Prison Realty Trust                                         $    812,812  $     720,000
     65,000  Charles Schwab Corporation                                         2,344,056      2,559,375
     50,000  City National Corporation                                          1,858,832      1,565,625
     75,000  Coinstar Incorporated+                                               695,255        464,062
     20,000  Conseco Incorporated                                                 699,326        611,250
     30,000  Countrywide Credit Industries Incorporated                         1,294,175      1,248,750
     32,500  Envoy Corporation+                                                   826,250        710,938
     27,500  Guidant Corporation                                                1,942,577      2,041,875
     10,000  Northern Trust Corporation                                           731,875        682,500
     20,000  Providian Financial Corporation                                    1,625,763      1,696,250
     35,000  SLM Holding Corporation                                            1,425,225      1,135,312
     50,000  Sovereign Bancorp                                                    862,500        665,625
     13,000  Star Banc Corporation                                                884,780        859,625
     15,000  Zions Bancorporation                                                 680,625        612,188
                                                                             ------------  --------------
                                                                             $ 16,684,051  $  15,573,375

             GENERAL BUSINESS & RELATED - 24.18%
    140,000  Administaff Incorporated+                                       $  5,089,688  $   4,471,250
     40,000  Applied Graphics Technologies Incorporated+                          520,000        500,000
     60,817  Cambridge Tech Partners Incorporated+                              2,438,694      1,356,979
     30,000  Capstar Broadcasting Corporation Class A+                            485,550        463,125
     50,000  Carrier Access Corporation+                                          691,249        893,750

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998              Strategic Growth Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     70,000  Chancelor Media Corporation+                                    $  2,585,640  $   2,336,250
     75,000  Convergys Corporation+                                             1,144,329      1,120,313
     74,538  Cunningham Graphics International Incorporated+                    1,392,522        913,090
     35,000  Excite Incorporated+                                                 879,600      1,428,438
     75,000  Fvc.com Incorporated+                                                740,625        703,125
     60,000  Gartner Group Incorporated Class A+                                1,996,875      1,252,500
     80,000  International Integration Incorporated+                            1,254,625      1,250,000
     20,000  Intuit Incorporated+                                                 936,250        931,250
    180,000  Metamor Worldwide Incorporated+                                    5,710,564      4,950,000
     50,000  Parexel International Corporation+                                 1,477,832      1,950,000
     70,000  Peoplesoft Incorporated+                                           2,751,250      2,283,750
     20,000  Phoenix International Limited+                                       349,021        375,000
     65,000  Preview Travel Incorporated+                                       1,268,065      1,186,250
    100,000  Smart Modular Technologies Incorporated+                           1,718,688      2,056,250
     20,000  Syntel Incorporated+                                                 436,876        445,000
    110,000  Teletech Holdings Incorporated+                                    1,403,750      1,106,875
                                                                             ------------  --------------
                                                                             $ 35,271,693  $  31,973,195

             HEALTHCARE - 0.57%
     10,000  Access Health Incorporated+                                     $    300,234  $     368,750
    125,000  Somnus Medical Technologies Incorporated+                          1,378,563        390,625
                                                                             ------------  --------------
                                                                             $  1,678,797  $     759,375

             MANUFACTURING PROCESSING - 11.68%
     15,000  AES Corporation+                                                $    525,701  $     555,938
     65,000  Centocor Incorporated+                                             2,504,375      2,575,625
     70,000  Compuware Corporation+                                             3,392,358      4,121,250
    100,000  Keane Incorporated Domestic Equity Securities+                     4,922,445      3,512,500
     35,000  Ocular Sciences Incorporated+                                      1,006,875        735,000
     35,000  Office Depot Incorporated+                                         1,113,463        785,312
     45,000  Safeskin Corporation+                                              1,738,928      1,420,312

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     40,000  Weatherford International Incorporated+                         $    885,368  $     865,000
     25,000  Xilinx Incorporated+                                                 925,708        875,000
                                                                             ------------  --------------
                                                                             $ 17,015,221  $  15,445,937

             MEDICAL EQUIPMENT & SUPPLIES - 1.12%
     38,000  Biomatrix Incorporated+                                         $  1,497,422  $   1,482,000

             PHARMACEUTICALS - 0.74%
     15,000  MedImmune Incorporated+                                         $    868,750  $     971,250

             RETAIL & RELATED - 2.22%
     25,000  Barnes & Noble Incorporated+                                    $    819,073  $     675,000
     30,000  Pacific Sunwear of California+                                       673,438        667,500
     45,000  Rite Aid Corporation                                               1,689,854      1,597,500
                                                                             ------------  --------------
                                                                             $  3,182,365  $   2,940,000

             SHELTER & RELATED - 1.76%
    111,000  Brookdale Living Communities Incorporated+                      $  2,010,313  $   2,331,000

             TELECOMMUNICATIONS - 0.28%
     15,000  Intermedia Communications Incorporated+                         $    404,688  $     368,438

             TRANSPORTATION - 2.19%
     85,000  Atlantic Coast Airlines Incorporated+                           $  2,364,992  $   1,986,875
     91,917  Midway Airlines Corporation+                                       1,622,804        907,680
                                                                             ------------  --------------
                                                                             $  3,987,796  $   2,894,555

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998              Strategic Growth Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             UTILITIES - 2.51%
     10,000  Ascend Communication Incorporated+                              $    394,752  $     455,000
     20,000  Frontier Corporation                                                 574,326        547,500
     40,000  International Telecommunication Data Systems Incorporated+         1,039,438      1,160,000
     22,500  K N Energy Incorporated                                            1,170,000      1,153,125
                                                                             ------------  --------------
                                                                             $  3,178,516  $   3,315,625

             TOTAL COMMON STOCKS                                             $147,834,507  $ 132,322,417

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 1.95%
             REPURCHASE AGREEMENTS - 1.95%
$ 2,580,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $   2,580,000
             (Cost $2,580,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $150,414,507)* (Notes 1 and 3)                    102.02%               $  134,902,417
              Other Assets and Liabilities, Net                        (2.02)                   (2,670,265)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  132,232,152
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    8,064,285
Gross Unrealized Depreciation      (23,576,375)
                                --------------
NET UNREALIZED DEPRECIATION     $  (15,512,090)
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Equity Funds            STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                              DIVERSIFIED
                                                                   EQUITY
                                                BALANCED           INCOME
                                                    FUND             FUND
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $78,978,062     $232,492,397
  Cash                                             7,226           11,360
  Cash denominated in foreign currencies
    (cost $785,274)                                    0                0
RECEIVABLES:
  Dividends and interest                         497,321          931,876
  Recoverable foreign withholding taxes                0                0
  Fund shares sold                                17,000           50,029
  Investment securities sold                   1,059,258          889,420
Organization expenses, net of
  amortization                                    26,594            4,574
Prepaid expenses                                  16,679           11,545
TOTAL ASSETS                                  80,602,140      234,391,201

LIABILITIES
  Variation margin on futures contracts                0                0
Payables:
  Investment securities purchased              1,973,750          545,226
  Distribution to shareholders                   590,950        1,271,100
  Fund shares redeemed                            45,036           68,152
  Due to distributor (Note 2)                     89,055          137,535
  Due to adviser (Note 2)                         64,317          196,382
  Other                                           16,659           33,147
TOTAL LIABILITIES                              2,779,767        2,251,542
TOTAL NET ASSETS                             $77,822,373     $232,139,659
NET ASSETS CONSIST OF:
  Paid-in capital                            $59,163,709     $188,444,526
  Undistributed net investment income
    (loss)                                             0                0
  Undistributed net realized gain (loss)
    on investments and foreign currency
    transactions                               8,244,830       30,628,663
  Net unrealized appreciation
    (depreciation) of investments and
    translation of assets and
    liabilities in foreign currencies         10,413,834       13,066,470
  Net unrealized appreciation
    (depreciation) of futures                          0                0
TOTAL NET ASSETS                             $77,822,373     $232,139,659

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                         $30,832,772     $170,743,856
Shares outstanding - Class A                   2,521,575       10,418,569
Net asset value per share - Class A          $     12.23     $      16.39
Maximum offering price per share - Class
  A                                          $     12.91(1)  $      17.30(1)
Net assets - Class B                         $10,516,173     $ 61,395,803
Shares outstanding - Class B                     951,157        3,998,724
Net asset value and offering price per
  share - Class B                            $     11.06     $      15.35
Net assets - Class C                                 N/A              N/A
Shares outstanding - Class C                         N/A              N/A
Net asset value and offering price per
  share - Class C                                    N/A              N/A
Net assets - Institutional Class             $36,473,428              N/A
Shares outstanding - Institutional Class       2,992,129              N/A
Net asset value and offering price per
  share - Institutional Class                $     12.19              N/A
INVESTMENT AT COST (NOTE 3)                  $68,564,228     $219,425,927
-------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.75 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 1998            Equity Funds
------------------------------------------------------------------------

                                                   EQUITY           EQUITY                      INTERNATIONAL
                                                    INDEX            VALUE           GROWTH          EQUITY       SMALL CAP
                                                     FUND             FUND             FUND            FUND            FUND
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $537,312,944     $281,736,477     $367,556,446     $48,830,841     $79,545,563
  Cash                                              5,790           12,674           18,592       5,940,779           6,752
  Cash denominated in foreign currencies
    (cost $785,274)                                     0                0                0         781,064               0
RECEIVABLES:
  Dividends and interest                          685,711          560,697          501,946          60,758          29,164
  Recoverable foreign withholding taxes                 0                0                0          47,159               0
  Fund shares sold                                144,239           44,094           24,784          54,781          46,719
  Investment securities sold                            0        3,794,971        5,042,009         810,230       2,799,048
Organization expenses, net of
  amortization                                          0           25,010            4,241          43,651          31,260
Prepaid expenses                                   12,104          113,496           31,876          10,960           5,775
TOTAL ASSETS                                  538,160,788      286,287,419      373,179,894      56,580,223      82,464,281

LIABILITIES
  Variation margin on futures contracts           157,500                0                0               0               0
Payables:
  Investment securities purchased                       0                0        3,770,867       1,990,262         407,583
  Distribution to shareholders                  1,239,846          951,987          366,555               0               0
  Fund shares redeemed                             84,319           81,239           17,573          76,416          15,900
  Due to distributor (Note 2)                      29,171          132,117          209,613         171,831          32,770
  Due to adviser (Note 2)                         282,807          217,638          301,996         101,629          46,293
  Other                                            90,046           26,907           76,624          30,738         127,411
TOTAL LIABILITIES                               1,883,689        1,409,888        4,743,228       2,370,876         629,957
TOTAL NET ASSETS                             $536,277,099     $284,877,531     $368,436,666     $54,209,347     $81,834,324
NET ASSETS CONSIST OF:
  Paid-in capital                            $205,079,428     $214,611,776     $278,041,701     $58,752,817     $103,539,904
  Undistributed net investment income
    (loss)                                           (376)               0          (81,686)        (92,417)       (267,578)
  Undistributed net realized gain (loss)
    on investments and foreign currency
    transactions                               22,390,607       24,630,173       56,447,254      (1,259,077)     (7,626,610)
  Net unrealized appreciation
    (depreciation) of investments and
    translation of assets and
    liabilities in foreign currencies         308,889,190       45,635,582       34,029,397      (3,191,976)    (13,811,392)
  Net unrealized appreciation
    (depreciation) of futures                     (81,750)               0                0               0               0
TOTAL NET ASSETS                             $536,277,099     $284,877,531     $368,436,666     $54,209,347     $81,834,324

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                         $518,778,041     $ 43,679,435     $305,308,849     $23,850,784     $10,899,269
Shares outstanding - Class A                    7,989,580        2,925,643       14,908,126       2,547,908         610,122
Net asset value per share - Class A          $      64.93     $      14.93     $      20.48     $      9.36     $     17.86
Maximum offering price per share - Class
  A                                          $      67.99(2)  $      15.76(1)  $      21.61(1)  $      9.88(1)  $     18.85(1)
Net assets - Class B                         $ 17,499,058     $ 73,342,697     $ 48,772,420     $30,061,920     $13,071,086
Shares outstanding - Class B                      269,101        5,997,579        3,356,339       3,232,061         741,179
Net asset value and offering price per
  share - Class B                            $      65.03     $      12.23     $      14.53     $      9.30     $     17.64
Net assets - Class C                                  N/A     $  1,239,445              N/A     $   296,643     $ 1,425,740
Shares outstanding - Class C                          N/A          101,384              N/A     $    31,899          80,873
Net asset value and offering price per
  share - Class C                                     N/A     $      12.23              N/A     $      9.30     $     17.63
Net assets - Institutional Class                      N/A     $166,615,954     $ 14,355,397             N/A     $56,438,229
Shares outstanding - Institutional Class              N/A       11,166,492          597,795             N/A       3,131,665
Net asset value and offering price per
  share - Institutional Class                         N/A     $      14.92     $      24.01             N/A     $     18.02
INVESTMENT AT COST (NOTE 3)                  $228,423,754     $236,100,895     $333,527,049     $52,027,510     $93,356,955
---------------------------------------------------------------------------------------------------------------------------


                                                GROWTH
                                                  FUND
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                           $134,902,417
  Cash                                           6,052
  Cash denominated in foreign currencies
    (cost $785,274)                                  0
RECEIVABLES:
  Dividends and interest                        22,266
  Recoverable foreign withholding taxes              0
  Fund shares sold                              18,635
  Investment securities sold                 5,214,218
Organization expenses, net of
  amortization                                       0
Prepaid expenses                                 8,457
TOTAL ASSETS                               140,172,045
LIABILITIES
  Variation margin on futures contracts              0
Payables:
  Investment securities purchased            7,446,140
  Distribution to shareholders                       0
  Fund shares redeemed                         201,947
  Due to distributor (Note 2)                   96,319
  Due to adviser (Note 2)                      112,079
  Other                                         83,408
TOTAL LIABILITIES                            7,939,893
TOTAL NET ASSETS                          $132,232,152
NET ASSETS CONSIST OF:
  Paid-in capital                         $161,675,616
  Undistributed net investment income
    (loss)                                  (1,571,853)
  Undistributed net realized gain (loss)
    on investments and foreign currency
    transactions                           (12,359,521)
  Net unrealized appreciation
    (depreciation) of investments and
    translation of assets and
    liabilities in foreign currencies      (15,512,090)
  Net unrealized appreciation
    (depreciation) of futures                        0
TOTAL NET ASSETS                          $132,232,152
COMPUTATION OF NET ASSET VALUE AND OFFER
Net assets - Class A                      $ 94,388,065
Shares outstanding - Class A                 5,680,394
Net asset value per share - Class A       $      16.62
Maximum offering price per share - Class
  A                                       $      17.54(1)
Net assets - Class B                      $ 20,336,734
Shares outstanding - Class B                 1,009,055
Net asset value and offering price per
  share - Class B                         $      20.15
Net assets - Class C                      $ 17,507,353
Shares outstanding - Class C                   869,468
Net asset value and offering price per
  share - Class C                         $      20.14
Net assets - Institutional Class                   N/A
Shares outstanding - Institutional Class           N/A
Net asset value and offering price per
  share - Institutional Class                      N/A
INVESTMENT AT COST (NOTE 3)               $150,414,507
---------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.75 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

Equity Funds                       STATEMENTS OF OPERATIONS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                           BALANCED FUND
                                             ---------------------------
                                             FOR THE SIX
                                                  MONTHS
                                                   ENDED         FOR THE
                                               SEPT. 30,      YEAR ENDED
                                                    1998     MARCH 31, 1998

INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $30,187 for the
    International Equity Fund)               $   603,782     $ 1,051,880
  Interest                                     1,181,256       2,698,526
TOTAL INVESTMENT INCOME (LOSS)                 1,785,038       3,750,406
EXPENSES (NOTE 2)
  Advisory fees                                  272,110         558,729
  Administration fees                             31,746          57,317
  Custody fees                                     7,574          15,551
  Shareholder servicing fees                     113,379         232,760
  Portfolio accounting fees                       38,708          78,934
  Transfer agency fees                            44,800          86,476
  Distribution fees                               41,400          64,554
  Organization costs                               4,544          14,178
  Legal and audit fees                            15,862          28,037
  Registration fees                               20,558          28,448
  Directors' fees                                  2,242           4,704
  Shareholder reports                             15,041          29,209
  Other                                            9,385          33,760
TOTAL EXPENSES                                   617,349       1,232,657
Less:
  Waived fees and reimbursed expenses            (26,647)       (237,225)
Net Expenses                                     590,702         995,432
NET INVESTMENT INCOME (LOSS)                   1,194,336       2,754,974

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments                                1,325,963      12,381,862
    Foreign currency transactions                      0               0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                               (8,868,973)      7,449,221
    Translation of assets and
      liabilities in foreign currencies                0               0
    Futures                                            0               0
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS                                 (7,543,010)     19,831,083
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $(6,348,674)    $22,586,057
------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS - SEPTEMBER 30, 1998                       Equity Funds
------------------------------------------------------------------------

                                                DIVERSIFIED EQUITY INCOME                                        EQUITY VALUE
                                                                     FUND              EQUITY INDEX FUND (1)             FUND
                                             ----------------------------     ------------------------------     ------------
                                              FOR THE SIX                      FOR THE SIX                        FOR THE SIX
                                             MONTHS ENDED         FOR THE     MONTHS ENDED           FOR THE     MONTHS ENDED
                                                SEPT. 30,      YEAR ENDED        SEPT. 30,        YEAR ENDED        SEPT. 30,
                                                     1998     MARCH 31, 1998          1998     MARCH 31, 1998            1998

INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $30,187 for the
    International Equity Fund)               $  3,627,785     $ 6,086,085     $  4,417,583     $   8,272,213     $  3,358,432
  Interest                                        304,334         609,752          396,094           160,555          270,550
TOTAL INVESTMENT INCOME (LOSS)                  3,932,119       6,695,837        4,813,677         8,432,768        3,628,982
EXPENSES (NOTE 2)
  Advisory fees                                   676,905       1,198,624          731,501         1,926,520          843,996
  Administration fees                              94,766         148,167          204,820           306,855          118,160
  Custody fees                                     28,125          50,571                0                 0           28,190
  Shareholder servicing fees                      406,143         718,959          731,502         1,412,899          421,998
  Portfolio accounting fees                        57,909         109,428           89,353            49,394           64,592
  Transfer agency fees                            189,533         335,515          409,641           695,928          153,870
  Distribution fees                               249,670         463,795           44,042           171,564          303,577
  Organization costs                                1,304          11,292                0                 0            4,273
  Legal and audit fees                             27,862          27,948           18,642            44,214           15,862
  Registration fees                                19,052          35,433           25,560            44,050           29,080
  Directors' fees                                   2,242           4,858            2,242             4,218            2,242
  Shareholder reports                              51,486          65,766           20,055            52,714           20,055
  Other                                            11,129          19,526            7,535            25,231            5,514
TOTAL EXPENSES                                  1,816,126       3,189,882        2,284,893         4,733,587        2,011,409
Less:
  Waived fees and reimbursed expenses                (199)       (150,357)        (163,280)         (288,393)          (4,770)
Net Expenses                                    1,815,927       3,039,525        2,121,613         4,445,194        2,006,639
NET INVESTMENT INCOME (LOSS)                    2,116,192       3,656,312        2,692,064         3,987,574        1,622,343

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments                                10,658,254      26,201,980       11,326,049        20,385,976       (1,310,567)
    Foreign currency transactions                       0               0                0                 0                0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                               (49,736,820)     47,022,615      (56,175,420)      162,925,340      (63,146,441)
    Translation of assets and
      liabilities in foreign currencies                 0               0                0                 0                0
    Futures                                             0               0         (207,200)          125,450                0
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS                                (39,078,566)     73,224,595      (45,056,571)      183,436,766      (64,457,008)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(36,962,374)    $76,880,907     $(42,364,507)    $ 187,424,340     $(62,834,665)
-----------------------------------------------------------------------------------------------------------------------------


                                              FOR THE
                                           YEAR ENDED
                                          MARCH 31, 1998
INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $30,187 for the
    International Equity Fund)            $ 4,931,884
  Interest                                    986,120
TOTAL INVESTMENT INCOME (LOSS)              5,918,004
EXPENSES (NOTE 2)
  Advisory fees                             1,382,295
  Administration fees                         170,979
  Custody fees                                 46,169
  Shareholder servicing fees                  691,148
  Portfolio accounting fees                   116,948
  Transfer agency fees                        217,027
  Distribution fees                           251,030
  Organization costs                           13,333
  Legal and audit fees                         33,596
  Registration fees                            36,401
  Directors' fees                               4,735
  Shareholder reports                          31,893
  Other                                        23,658
TOTAL EXPENSES                              3,019,212
Less:
  Waived fees and reimbursed expenses         (95,512)
Net Expenses                                2,923,700
NET INVESTMENT INCOME (LOSS)                2,994,304
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments                            43,722,211
    Foreign currency transactions                   0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                            49,101,105
    Translation of assets and
      liabilities in foreign currencies             0
    Futures                                         0
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS                             92,823,316
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $95,817,620
--------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) FOR THE PERIOD FROM SEPTEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1998.
The accompanying notes are an integral part of these financial statements.

Equity Funds                       STATEMENTS OF OPERATIONS - SEPTEMBER 30, 1998
------------------------------------------------------------------------

                                                               GROWTH FUND
                                             -----------------------------
                                              FOR THE SIX
                                             MONTHS ENDED          FOR THE
                                                SEPT. 30,       YEAR ENDED
                                                     1998     MARCH 31, 1998

INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $30,187 for the
    International Equity Fund)               $  2,909,098     $  5,386,703
  Interest                                        246,334          993,157
TOTAL INVESTMENT INCOME (LOSS)                  3,155,432        6,379,860
EXPENSES (NOTE 2)
  Advisory fees                                   969,698        1,798,109
  Administration fees                             147,762          238,706
  Custody fees                                     35,254           68,468
  Shareholder servicing fees                      629,096        1,150,658
  Portfolio accounting fees                        73,051          138,969
  Transfer agency fees                            288,851          525,161
  Distribution fees                               201,166          435,733
  Organization costs                                1,354           31,337
  Legal and audit fees                             17,548           27,884
  Registration fees                                31,086           53,828
  Directors' fees                                   2,242            4,858
  Shareholder reports                              55,146          126,493
  Other                                             8,036           20,183
TOTAL EXPENSES                                  2,460,290        4,620,387
Less:
  Waived fees and reimbursed expenses              (2,291)         (44,284)
Net Expenses                                    2,457,999        4,576,103
NET INVESTMENT INCOME (LOSS)                      697,433        1,803,757

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments                                14,581,218       88,713,098
    Foreign currency transactions                       0                0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                               (43,668,473)      23,366,043
    Translation of assets and
     liabilities in foreign currencies                  0                0
    Futures                                             0                0
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS                                (29,087,255)     112,079,141
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(28,389,822)    $113,882,898
--------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) FOR THE PERIOD FROM SEPTEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1998.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS - SEPTEMBER 30, 1998                       Equity Funds
------------------------------------------------------------------------

                                                                                                                 STRATEGIC
                                                                                                                    GROWTH
                                                    INTERNATIONAL EQUITY               SMALL CAP FUND (1)         FUND (1)
                                             ---------------------------     ----------------------------     ------------
                                              FOR THE SIX        FOR THE      FOR THE SIX                     FOR THE NINE
                                             MONTHS ENDED         PERIOD     MONTHS ENDED         FOR THE     MONTHS ENDED
                                                SEPT. 30,          ENDED        SEPT. 30,      YEAR ENDED        SEPT. 30,
                                                     1998     MARCH 31, 1998 (2)         1998 MARCH 31, 1998          1998

INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $30,187 for the
    International Equity Fund)               $    472,748     $  305,762     $    101,745     $   121,924     $    291,948
  Interest                                        114,344        222,992          171,921         391,013          238,790
TOTAL INVESTMENT INCOME (LOSS)                    587,092        528,754          273,666         512,937          530,738
EXPENSES (NOTE 2)
  Advisory fees                                   322,140        257,439          298,707         397,069          724,409
  Administration fees                              31,788         22,395           34,849          41,139           99,526
  Custody fees                                     37,381         48,209           23,856          23,391           47,381
  Shareholder servicing fees                       79,470         63,265          124,461         165,077          362,204
  Portfolio accounting fees                        31,854         30,249           40,061          67,282           74,973
  Transfer agency fees                             44,503         35,428           42,741          52,991          202,834
  Distribution fees                               145,788        116,955           73,646          69,222          410,426
  Organization costs                               10,027         10,301            5,602          16,062            3,777
  Legal and audit fees                             25,387         21,116           11,020          42,175           27,800
  Registration fees                                20,055         20,603           33,593          36,732           49,594
  Directors' fees                                   2,306          2,369            2,242           4,846            3,344
  Shareholder reports                              15,041         15,452            9,026          15,075           77,794
  Other                                             1,504          1,546            8,891          12,101           23,594
TOTAL EXPENSES                                    767,244        645,327          708,695         943,162        2,107,656
Less:
  Waived fees and reimbursed expenses             (96,382)      (111,696)        (167,451)       (307,888)          (5,065)
Net Expenses                                      670,862        533,631          541,244         635,274        2,102,591
NET INVESTMENT INCOME (LOSS)                      (83,770)        (4,877)        (267,578)       (122,337)      (1,571,853)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments                                  (506,391)      (680,014)     (10,366,907)     10,463,062       (6,336,849)
    Foreign currency transactions                 (60,276)       (12,396)               0               0                0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                (9,565,044)     6,368,376      (22,514,409)     12,044,947      (17,512,709)
    Translation of assets and
     liabilities in foreign currencies              3,787            905                0               0                0
    Futures                                             0              0                0               0                0
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS                                (10,127,924)     5,676,871      (32,881,316)     22,508,009      (23,849,558)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(10,211,694)    $5,671,994     $(33,148,894)    $22,385,672     $(25,421,411)
--------------------------------------------------------------------------------------------------------------------------


                                              FOR THE
                                           YEAR ENDED
                                             DEC. 31,
                                                 1997
INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $30,187 for the
    International Equity Fund)            $   173,507
  Interest                                    200,416
TOTAL INVESTMENT INCOME (LOSS)                373,923
EXPENSES (NOTE 2)
  Advisory fees                               853,705
  Administration fees                         162,175
  Custody fees                                 49,596
  Shareholder servicing fees                  133,881
  Portfolio accounting fees                    80,941
  Transfer agency fees                        229,667
  Distribution fees                           652,975
  Organization costs                           15,455
  Legal and audit fees                         40,980
  Registration fees                            52,848
  Directors' fees                               4,198
  Shareholder reports                          71,126
  Other                                         9,854
TOTAL EXPENSES                              2,357,401
Less:
  Waived fees and reimbursed expenses          (6,776)
Net Expenses                                2,350,625
NET INVESTMENT INCOME (LOSS)               (1,976,702)
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments                            27,263,706
    Foreign currency transactions                   0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                            (4,721,950)
    Translation of assets and
     liabilities in foreign currencies              0
    Futures                                         0
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS                             22,541,756
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $20,565,054
--------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) FOR THE PERIOD FROM SEPTEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1998.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                                BALANCED FUND
                                             ------------------------------------------------
                                               FOR THE SIX           FOR THE      FOR THE SIX
                                              MONTHS ENDED        YEAR ENDED     MONTHS ENDED
                                                 SEPT. 30,         MARCH 31,        MARCH 31,
                                                      1998              1998             1997

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $   1,194,336     $   2,754,974     $  1,585,315
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                   1,325,963        12,381,862        5,673,146
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                         (8,868,973)        7,449,221          957,295
Net unrealized appreciation
  (depreciation) of futures                              0                 0                0
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                   (6,348,674)       22,586,057        8,215,756
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (446,512)         (995,417)        (524,249)
    CLASS B                                       (104,689)          (87,737)            (785)
    CLASS C                                            N/A               N/A              N/A
    INSTITUTIONAL CLASS                           (643,135)       (1,671,820)      (1,028,637)
  From net realized gain on sale of
    investments
    CLASS A                                              0        (3,617,920)        (505,037)
    CLASS B                                              0          (567,992)            (331)
    CLASS C                                            N/A               N/A              N/A
    INSTITUTIONAL CLASS                                  0        (5,890,499)      (1,013,783)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            1,780,827         5,461,758        1,158,984
  Reinvestment of dividends - Class A              428,485         4,463,706          812,743
  Cost of shares redeemed - Class A             (3,594,469)      (10,215,448)      (4,580,742)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                        (1,385,157)         (289,984)      (2,609,015)
  Proceeds from shares sold - Class B            2,843,163         8,275,611          304,255
  Reinvestment of dividends - Class B               83,450           614,957              452
  Cost of shares redeemed - Class B               (669,280)         (357,160)          (1,579)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                         2,257,333         8,533,408          303,128
  Proceeds from shares sold - Class C                  N/A               N/A              N/A
  Reinvestment of dividends - Class C                  N/A               N/A              N/A
  Cost of shares redeemed - Class C                    N/A               N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                               N/A               N/A              N/A
  Proceeds from shares sold -
    Institutional Class                          2,656,634         6,665,487        3,125,636
  Reinvestment of dividends -
    Institutional Class                            634,353         7,260,006        1,651,464
  Cost of shares redeemed -
    Institutional Class                        (14,135,771)      (23,971,016)     (25,197,171)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS           (10,844,784)      (10,045,523)     (20,420,071)
INCREASE (DECREASE) IN NET ASSETS              (17,515,618)        7,952,573      (17,583,024)

NET ASSETS:
  Beginning net assets                          95,337,991        87,385,418      104,968,442
ENDING NET ASSETS                            $  77,822,373     $  95,337,991     $ 87,385,418
---------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                 Equity Funds
------------------------------------------------------------------------

                                                             DIVERSIFIED EQUITY INCOME FUND                      EQUITY INDEX
                                             ----------------------------------------------     -----------------------------
                                              FOR THE SIX          FOR THE      FOR THE SIX      FOR THE SIX          FOR THE
                                             MONTHS ENDED       YEAR ENDED     MONTHS ENDED     MONTHS ENDED       YEAR ENDED
                                                SEPT. 30,        MARCH 31,        MARCH 31,        SEPT. 30,        MARCH 31,
                                                     1998             1998             1997             1998             1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $  2,116,192     $  3,656,312     $  1,611,261     $  2,692,064     $  3,987,574
 Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                 10,658,254       26,201,980        3,721,967       11,326,049       20,385,976
 Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                       (49,736,820)      47,022,615        2,318,759      (56,175,420)     162,925,340
 Net unrealized appreciation
  (depreciation) of futures                             0                0                0         (207,200)         125,450
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (36,962,374)      76,880,907        7,651,987      (42,364,507)     187,424,340
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                    (1,747,341)      (3,113,133)      (1,444,267)      (2,683,558)      (3,987,950)
    CLASS B                                      (368,851)        (543,179)        (166,994)          (8,506)               0(1)
    CLASS C                                           N/A              N/A              N/A              N/A              N/A
    INSTITUTIONAL CLASS                               N/A              N/A              N/A              N/A              N/A
  From net realized gain on sale of
    investments
    CLASS A                                             0       (7,465,528)      (8,166,226)               0      (12,945,620)
    CLASS B                                             0       (2,354,505)      (1,285,280)               0                0(1)
    CLASS C                                           N/A              N/A              N/A              N/A              N/A
    INSTITUTIONAL CLASS                               N/A              N/A              N/A              N/A              N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           8,850,203       64,556,264       35,798,695       34,673,947       72,404,299
  Reinvestment of dividends - Class A           1,453,903       10,009,274        9,310,171        2,520,476       16,700,188
  Cost of shares redeemed - Class A           (34,097,957)     (55,531,440)     (22,697,752)     (53,713,482)     (87,341,942)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                      (23,793,851)      19,034,098       22,411,114      (16,519,059)       1,762,545
  Proceeds from shares sold - Class B           5,932,196       30,400,244       17,492,675       16,483,152        3,707,259(1)
  Reinvestment of dividends - Class B             267,182        2,742,890        1,383,252            1,719                0(1)
  Cost of shares redeemed - Class B            (6,463,251)      (7,439,195)      (2,435,546)      (1,324,968)          (6,364)(1)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                         (263,873)      25,703,939       16,440,381       15,159,903        3,700,895(1)
  Proceeds from shares sold - Class C                 N/A              N/A              N/A              N/A              N/A
  Reinvestment of dividends - Class C                 N/A              N/A              N/A              N/A              N/A
  Cost of shares redeemed - Class C                   N/A              N/A              N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                              N/A              N/A              N/A              N/A              N/A
  Proceeds from shares sold -
    Institutional Class                               N/A              N/A              N/A              N/A              N/A
  Reinvestment of dividends -
    Institutional Class                               N/A              N/A              N/A              N/A              N/A
  Cost of shares redeemed -
    Institutional Class                               N/A              N/A              N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                  N/A              N/A              N/A              N/A              N/A
INCREASE (DECREASE) IN NET ASSETS             (63,136,290)     108,142,599       35,440,715      (46,415,727)     175,954,210

NET ASSETS:
  Beginning net assets                        295,275,949      187,133,350      151,692,635      582,692,826      406,738,616
ENDING NET ASSETS                            $232,139,659     $295,275,949     $187,133,350     $536,277,099     $582,692,826
-----------------------------------------------------------------------------------------------------------------------------


                                           FOR THE SIX
                                          MONTHS ENDED
                                             MARCH 31,
                                                  1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)             $  2,055,606
 Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                               4,668,147
 Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                     32,614,123
 Net unrealized appreciation
  (depreciation) of futures                          0
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               39,337,876
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                 (2,055,606)
    CLASS B                                        N/A
    CLASS C                                        N/A
    INSTITUTIONAL CLASS                            N/A
  From net realized gain on sale of
    investments
    CLASS A                                 (9,940,251)
    CLASS B                                        N/A
    CLASS C                                        N/A
    INSTITUTIONAL CLASS                            N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A       29,911,449
  Reinvestment of dividends - Class A       12,250,397
  Cost of shares redeemed - Class A        (33,204,510)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                     8,957,336
  Proceeds from shares sold - Class B              N/A
  Reinvestment of dividends - Class B              N/A
  Cost of shares redeemed - Class B                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                           N/A
  Proceeds from shares sold - Class C              N/A
  Reinvestment of dividends - Class C              N/A
  Cost of shares redeemed - Class C                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                           N/A
  Proceeds from shares sold -
    Institutional Class                            N/A
  Reinvestment of dividends -
    Institutional Class                            N/A
  Cost of shares redeemed -
    Institutional Class                            N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS               N/A
INCREASE (DECREASE) IN NET ASSETS           36,299,355
NET ASSETS:
  Beginning net assets                     370,439,261
ENDING NET ASSETS                         $406,738,616
---------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.

The accompanying notes are an integral part of these financial statements.

Equity Funds                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                          EQUITY VALUE FUND
                                             ----------------------------------------------
                                              FOR THE SIX          FOR THE      FOR THE SIX
                                             MONTHS ENDED       YEAR ENDED     MONTHS ENDED
                                                SEPT. 30,        MARCH 31,        MARCH 31,
                                                     1998             1998             1997

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $  1,622,343     $  2,994,304     $  1,380,130
 Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                 (1,310,567)      43,722,211       15,163,623
 Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                       (63,146,441)      49,101,105       15,837,356
 Net unrealized appreciation
  (depreciation) of futures                             0                0                0
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (62,834,665)      95,817,620       32,381,109
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (273,664)        (393,180)        (111,000)
    CLASS B                                      (140,370)        (144,346)          (1,028)
    CLASS C                                        (1,933)(1)          N/A              N/A
    INSTITUTIONAL CLASS                        (1,206,376)      (2,611,274)      (1,113,606)
  From net realized gain on sale of
    investments
    CLASS A                                             0       (4,313,021)        (165,769)
    CLASS B                                             0       (4,087,973)            (864)
    CLASS C                                             0(1)           N/A              N/A
    INSTITUTIONAL CLASS                                 0      (22,663,930)      (1,716,939)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           8,134,009       29,437,145        3,128,244
  Reinvestment of dividends - Class A             213,784        4,317,886          222,206
  Cost of shares redeemed - Class A            (7,270,482)      (9,521,581)      (3,807,382)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                        1,077,311       24,233,450         (456,932)
  Proceeds from shares sold - Class B          22,457,036       62,552,854        2,636,307
  Reinvestment of dividends - Class B              79,373        4,158,508              973
  Cost of shares redeemed - Class B            (6,080,120)      (2,617,789)         (10,349)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                       16,456,289       64,093,573        2,626,931
  Proceeds from shares sold - Class C           1,535,006(1)           N/A              N/A
  Reinvestment of dividends - Class C                 134(1)           N/A              N/A
  Cost of shares redeemed - Class C               (72,905)(1)          N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                        1,462,235(1)           N/A              N/A
  Proceeds from shares sold -
    Institutional Class                         9,738,442       22,877,852       13,701,832
  Reinvestment of dividends -
    Institutional Class                           516,248       20,970,848        1,877,441
  Cost of shares redeemed -
    Institutional Class                       (33,188,018)     (57,008,149)     (55,593,181)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS          (22,933,328)     (13,159,449)     (40,013,908)
INCREASE (DECREASE) IN NET ASSETS             (68,394,501)     136,771,470       (8,572,006)

NET ASSETS:
  Beginning net assets                        353,272,032      216,500,562      225,072,568
ENDING NET ASSETS                            $284,877,531     $353,272,032     $216,500,562
-------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                 Equity Funds
------------------------------------------------------------------------

                                                                                                    INTERNATIONAL EQUITY FUND
                                                                                                -----------------------------
                                                                                                                    FROM SEPT
                                                                                GROWTH FUND                          24, 1997
                                             ----------------------------------------------                       (COMMENCEMENT
                                                                                                                  OF
                                              FOR THE SIX          FOR THE      FOR THE SIX       FOR THE SIX     OPERATIONS)
                                             MONTHS ENDED       YEAR ENDED     MONTHS ENDED      MONTHS ENDED              TO
                                                SEPT. 30,        MARCH 31,        MARCH 31,         SEPT. 30,       MARCH 31,
                                                     1998             1998             1997              1998            1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $    697,433     $  1,803,757     $    993,606     $     (83,770)    $    (4,877)
 Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                 14,581,218       88,713,098       10,102,690          (566,667)       (692,410)
 Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                       (43,668,473)      23,366,043       11,068,414        (9,561,257)      6,369,281
 Net unrealized appreciation
  (depreciation) of futures                             0                0                0                 0               0
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (28,389,822)     113,882,898       22,164,710       (10,211,694)      5,671,994
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (736,408)      (1,725,390)        (921,552)                0          (3,770)
    CLASS B                                             0           (6,702)               0                 0               0
    CLASS C                                           N/A              N/A              N/A                 0(1)          N/A
    INSTITUTIONAL CLASS                           (39,683)        (134,752)         (77,222)              N/A             N/A
  From net realized gain on sale of
    investments
    CLASS A                                             0      (46,453,276)        (769,667)                0               0
    CLASS B                                             0       (6,167,386)         (47,154)                0               0
    CLASS C                                           N/A              N/A              N/A                 0(1)          N/A
    INSTITUTIONAL CLASS                                 0       (3,047,106)         (54,088)              N/A             N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          13,601,157       85,211,489       44,283,158         4,983,799      25,718,301
  Reinvestment of dividends - Class A             907,114       47,015,949        1,571,703                 0           2,483
  Cost of shares redeemed - Class A           (50,586,473)     (99,180,720)     (35,197,194)       (3,434,398)     (1,507,284)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                      (36,078,202)      33,046,718       10,657,667         1,549,401      24,213,500
  Proceeds from shares sold - Class B           4,861,311       25,116,094       11,003,396         4,873,415      31,759,206
  Reinvestment of dividends - Class B                 383        6,089,528           47,228                 0               0
  Cost of shares redeemed - Class B            (5,006,990)      (5,920,292)      (1,557,385)       (2,128,140)     (1,867,827)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                         (145,296)      25,285,330        9,493,239         2,745,275      29,891,379
  Proceeds from shares sold - Class C                 N/A              N/A              N/A           369,928(1)          N/A
  Reinvestment of dividends - Class C                 N/A              N/A              N/A                 0(1)          N/A
  Cost of shares redeemed - Class C                   N/A              N/A              N/A           (16,666)(1)         N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                              N/A              N/A              N/A           353,262(1)          N/A
  Proceeds from shares sold -
    Institutional Class                           804,633        4,254,007        4,135,758               N/A             N/A
  Reinvestment of dividends -
    Institutional Class                            28,818        1,899,742           66,661               N/A             N/A
  Cost of shares redeemed -
    Institutional Class                        (3,493,596)     (10,544,641)      (4,289,351)              N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS           (2,660,145)      (4,390,892)         (86,932)              N/A             N/A
INCREASE (DECREASE) IN NET ASSETS             (68,049,556)     110,289,442       40,359,001        (5,563,756)     59,773,103

NET ASSETS:
  Beginning net assets                        436,486,222      326,196,780      285,837,779        59,773,103               0
ENDING NET ASSETS                            $368,436,666     $436,486,222     $326,196,780     $  54,209,347     $59,773,103
-----------------------------------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

The accompanying notes are an integral part of these financial statements.

Equity Funds                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                            SMALL CAP FUND
                                             ---------------------------------------------
                                                                               FOR THE SIX
                                              FOR THE SIX          FOR THE          MONTHS
                                             MONTHS ENDED       YEAR ENDED           ENDED
                                                SEPT. 30,        MARCH 31,       MARCH 31,
                                                     1998         1998 (1)            1997

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $   (267,578)    $   (122,337)    $    16,522
 Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                (10,366,907)      10,463,062      (1,454,225)
 Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                       (22,514,409)      12,044,947      (3,802,835)
 Net unrealized appreciation
  (depreciation) of futures                             0                0               0
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (33,148,894)      22,385,672      (5,240,538)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                             0           (1,626)              0
    CLASS B                                             0                0               0
    CLASS C                                             0                0(3)          N/A
    INSTITUTIONAL CLASS                                 0          (24,243)              0
  From net realized gain on sale of
    investments
    CLASS A                                             0         (827,508)              0
    CLASS B                                             0         (782,027)              0
    CLASS C                                             0                0(3)          N/A
    INSTITUTIONAL CLASS                                 0       (4,562,220)              0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           3,220,859       15,154,524       3,967,857
  Reinvestment of dividends - Class A                 211          803,796               0
  Cost of shares redeemed - Class A            (2,987,647)      (5,282,878)       (556,553)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                          233,423       10,675,442       3,411,304
  Proceeds from shares sold - Class B           4,724,111       12,825,169       2,296,961
  Reinvestment of dividends - Class B                   0          771,233               0
  Cost of shares redeemed - Class B            (1,390,665)      (1,640,518)       (163,976)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                        3,333,446       11,955,884       2,132,985
  Proceeds from shares sold - Class C             370,791        2,366,421(3)          N/A
  Reinvestment of dividends - Class C                   0            8,555(3)          N/A
  Cost of shares redeemed - Class C              (777,530)        (132,433)(3)         N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                         (406,739)       2,242,543(3)          N/A
  Proceeds from shares sold -
    Institutional Class                        19,609,948       53,985,405      12,246,405
  Reinvestment of dividends -
    Institutional Class                                 0        4,269,897               0
  Cost of shares redeemed -
    Institutional Class                       (20,068,534)     (21,247,255)     (2,987,916)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             (458,586)      37,008,047       9,258,489
INCREASE (DECREASE) IN NET ASSETS             (30,447,350)      78,069,964       9,562,240

NET ASSETS:
  Beginning net assets                        112,281,674       34,211,710      24,649,470
ENDING NET ASSETS                            $ 81,834,324     $112,281,674     $34,211,710
------------------------------------------------------------------------------------------

(1) PROCEEDS FROM SHARES SOLD INCLUDES $3,163,650 FOR CLASS A SHARES, AND $2,277,136 FOR CLASS C SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS SMALL CAP STRATEGY FUND.
(2) PROCEEDS FROM SHARES SOLD INCLUDES $37,967,719 FOR CLASS A SHARES, AND $22,688,669 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS STRATEGIC GROWTH FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                 Equity Funds
------------------------------------------------------------------------

                                                                      STRATEGIC GROWTH FUND
                                             ----------------------------------------------
                                             FOR THE NINE          FOR THE          FOR THE
                                             MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                                SEPT. 30,         DEC. 31,         DEC. 31,
                                                     1998         1997 (2)             1996

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $ (1,571,853)    $ (1,976,702)    $ (1,450,885)
 Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                 (6,336,849)      27,263,706       12,997,935
 Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                       (17,512,709)      (4,721,950)      (4,523,410)
 Net unrealized appreciation
  (depreciation) of futures                             0                0                0
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (25,421,411)      20,565,054        7,023,640
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
     CLASS A                                            0                0                0
     CLASS B                                            0                0(3)           N/A
     CLASS C                                            0                0                0
     INSTITUTIONAL CLASS                              N/A              N/A              N/A
  From net realized gain on sale of
    investments
     CLASS A                                            0      (32,094,549)        (941,378)
     CLASS B                                            0                0(3)           N/A
     CLASS C                                            0      (12,310,107)        (415,927)
     INSTITUTIONAL CLASS                              N/A              N/A              N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A         105,704,155      227,568,030      154,071,907
  Reinvestment of dividends - Class A                   0       24,933,472          728,971
  Cost of shares redeemed - Class A          (141,270,390)    (219,015,611)     (86,486,498)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                      (35,566,235)      33,485,891       68,314,380
  Proceeds from shares sold - Class B           6,613,663       23,193,050(3)           N/A
  Reinvestment of dividends - Class B                   0                0(3)           N/A
  Cost of shares redeemed - Class B            (5,513,461)        (422,099)(3)          N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                        1,100,202       22,770,951(3)           N/A
  Proceeds from shares sold - Class C          24,644,890      221,398,643      110,701,166
  Reinvestment of dividends - Class C                   0        6,423,494          176,740
  Cost of shares redeemed - Class C           (45,817,020)    (233,237,347)     (83,911,395)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                      (21,172,130)      (5,415,210)      26,966,511
  Proceeds from shares sold -
    Institutional Class                               N/A              N/A              N/A
  Reinvestment of dividends -
    Institutional Class                               N/A              N/A              N/A
  Cost of shares redeemed -
    Institutional Class                               N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                  N/A              N/A              N/A
INCREASE (DECREASE) IN NET ASSETS             (81,059,574)      27,002,030      100,947,226

NET ASSETS:
  Beginning net assets                        213,291,726      186,289,696       85,342,470
ENDING NET ASSETS                            $132,232,152     $213,291,726     $186,289,696
-------------------------------------------------------------------------------------------

(1) PROCEEDS FROM SHARES SOLD INCLUDES $3,163,650 FOR CLASS A SHARES, AND $2,277,136 FOR CLASS C SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS SMALL CAP STRATEGY FUND.
(2) PROCEEDS FROM SHARES SOLD INCLUDES $37,967,719 FOR CLASS A SHARES, AND $22,688,669 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS STRATEGIC GROWTH FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          BALANCED FUND (1)
                                                                                    CLASS A
                                            -----------------------------------------------
                                               SIX MONTHS                        SIX MONTHS
                                                    ENDED       YEAR ENDED            ENDED
                                                SEPT. 30,        MARCH 31,        MARCH 31,
                                                 1998 (2)             1998         1997 (3)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $13.28           $12.01           $11.46
                                            -------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.17             0.38             0.19
  Net realized and unrealized gain
    (loss) on investments                           (1.05)            2.76             0.74
                                            -------------     ------------     ------------
TOTAL FROM INVESTMENT OPERATIONS                    (0.88)            3.14             0.93
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.17)           (0.38)           (0.19)
  Distributions from net realized gain               0.00            (1.49)           (0.19)
  Tax return of capital                              0.00             0.00             0.00
                                            -------------     ------------     ------------
TOTAL FROM DISTRIBUTIONS                            (0.17)           (1.87)           (0.38)
                                            -------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                     $12.23           $13.28           $12.01
                                            -------------     ------------     ------------
                                            -------------     ------------     ------------
TOTAL RETURN (NOT ANNUALIZED)*                      (6.63)%         27.49%            8.15%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $30,833          $34,952          $31,632
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                          1.28%            1.12%            1.05%
  Ratio of net investment income (loss)
    to average net assets                           2.66%            2.91%            3.20%
Portfolio turnover                                    32%              67%              43%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                          1.33%            1.40%            1.30%
Ratio of net investment income (loss) to
  average net assets prior to waived
  fees and reimbursed expenses                      2.61%            2.63%            2.95%
-------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                 CLASS A (CONT.)                       BALANCED FUND (1) (CONT.)
                                                                                                         CLASS B
                              ----------------------------------  ----------------------------------------------
                                                                  SIX MONTHS              SIX MONTHS      PERIOD
                              YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1996        1995        1994    1998 (2)        1998    1997 (3)    1996 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $11.84      $11.67      $12.71      $12.00      $10.79      $10.24      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.36        0.46**      0.43**      0.11        0.19        0.08        0.00
  Net realized and
    unrealized gain (loss)
    on investments                  0.89        0.68**     (0.13)**    (0.94)       2.55        0.72        0.24
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        1.25        1.14        0.30       (0.83)       2.74        0.80        0.24
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.35)      (0.47)      (0.46)      (0.11)      (0.19)      (0.08)       0.00
  Distributions from net
    realized gain                  (1.28)      (0.50)      (0.88)       0.00       (1.34)      (0.17)       0.00
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (1.63)      (0.97)      (1.34)      (0.11)      (1.53)      (0.25)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $11.46      $11.84      $11.67      $11.06      $12.00      $10.79      $10.24
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     10.51%      10.62%       2.30%      (6.92)%     26.64%       7.84%       2.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $32,640     $89,034    $108,290     $10,516      $9,145        $297          $2
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              1.31%       1.03%       1.09%       1.93%       1.82%       1.70%       0.00%
  Ratio of net investment
    income (loss) to average
    net assets                      2.98%       4.05%       3.55%       2.02%       2.15%       2.48%       3.09%
Portfolio turnover                   131%         90%         35%         32%         67%         43%        131%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          1.48%       1.05%       1.11%       2.09%       2.29%       7.85%       0.66%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          2.81%       4.03%       3.53%       1.86%       1.68%       (3.67)%      2.43%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              BALANCED FUND (1)
                                                                                        (CONT.)
                                                                            INSTITUTIONAL CLASS
                                                                         ----------------------
                                                                         SIX MONTHS
                                                                              ENDED  YEAR ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                           1998 (2)        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $13.26      $12.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.19        0.40
  Net realized and unrealized gain (loss) on investments                      (1.07)       2.74
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                              (0.88)       3.14
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.19)      (0.40)
  Distributions from net realized gain                                         0.00       (1.48)
  Tax return of capital                                                        0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.19)      (1.88)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                               $12.19      $13.26
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                                (6.66)%     27.67%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                          $36,473     $51,241
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                      1.18%       0.99%
  Ratio of net investment income (loss) to average net assets                  2.76%       3.05%
Portfolio turnover                                                               32%         67%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                          1.23%       1.21%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                          2.71%       2.83%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   BALANCED FUND (1)
                                             (CONT.)                  DIVERSIFIED EQUITY INCOME FUND
                                 INSTITUTIONAL CLASS                                         CLASS A
                                             (CONT.)  ----------------------------------------------
                              ----------------------                                            NINE
                              SIX MONTHS              SIX MONTHS              SIX MONTHS      MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1997 (3)    1996 (4)    1998 (2)        1998    1997 (3)    1996 (5)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $11.45      $11.84      $18.97      $14.52      $14.73      $13.34
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.21        0.40        0.16        0.28        0.14        0.25
  Net realized and
    unrealized gain (loss)
    on investments                  0.74        0.89       (2.58)       5.15        0.64        1.39
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.95        1.29       (2.42)       5.43        0.78        1.64
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.21)      (0.40)      (0.16)      (0.28)      (0.14)      (0.25)
  Distributions from net
    realized gain                  (0.19)      (1.28)       0.00       (0.70)      (0.85)       0.00
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.40)      (1.68)      (0.16)      (0.98)      (0.99)      (0.25)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $12.00      $11.45      $16.39      $18.97      $14.52      $14.73
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                      8.27%      10.80%     (12.78)%     38.15%       5.25%      12.35%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $55,456     $72,327    $170,744    $223,540    $154,502    $134,648
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.95%       0.94%       1.17%       1.12%       1.10%       1.10%
  Ratio of net investment
    income (loss) to average
    net assets                      3.30%       3.29%       1.74%       1.67%       1.91%       2.57%
Portfolio turnover                    43%        131%         29%         59%         33%         43%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          1.18%       1.11%       1.17%       1.19%       1.17%       1.26%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          3.07%       3.12%       1.74%       1.60%       1.84%       2.41%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 DIVERSIFIED EQUITY INCOME FUND
                                                                                        (CONT.)
                                                                                CLASS A (CONT.)
                                                             ----------------------------------
                                                             YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                               DEC. 31,    DEC. 31,    DEC. 31,
                                                                   1995        1994        1993
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.76      $11.08      $10.29
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.35        0.33        0.30
  Net realized and unrealized gain (loss) on investments           2.86       (0.32)       0.96
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   3.21        0.01        1.26
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.35)      (0.33)      (0.30)
  Distributions from net realized gain                            (0.28)       0.00       (0.17)
  Tax return of capital                                            0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.63)      (0.33)      (0.47)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $13.34      $10.76      $11.08
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                   30.17%       0.08%      12.33%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $79,977     $45,178     $26,704
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.10%       1.06%       0.46%
  Ratio of net investment income (loss) to average net
    assets                                                        3.02%       3.16%       3.51%
Portfolio turnover                                                  70%         62%         46%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.31%       1.34%       1.66%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    2.81%       2.88%       2.31%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  DIVERSIFIED EQUITY INCOME FUND (CONT.)
                                                                                 CLASS B
                              ----------------------------------------------------------
                                                                        NINE
                              SIX MONTHS              SIX MONTHS      MONTHS
                                   ENDED  YEAR ENDED       ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                1998 (1)        1998    1997 (2)    1996 (3)    1995 (4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $17.77      $13.60      $13.79      $12.49      $10.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.09        0.15        0.08        0.17        0.20
  Net realized and
    unrealized gain (loss)
    on investments                 (2.42)       4.82        0.60        1.30        2.75
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                       (2.33)       4.97        0.68        1.47        2.95
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.09)      (0.15)      (0.08)      (0.17)      (0.20)
  Distributions from net
    realized gain                   0.00       (0.65)      (0.79)       0.00       (0.26)
  Tax return of capital             0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.09)      (0.80)      (0.87)      (0.17)      (0.46)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $15.35      $17.77      $13.60      $13.79      $12.49
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    (13.12)%     37.29%      4.91%      11.76%      29.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $61,396     $71,736     $32,632     $17,045      $5,339
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.86%       1.77%       1.74%       1.74%       1.73%
  Ratio of net investment
    income (loss) to average
    net assets                     1.07%       1.02%       1.29%       2.01%       2.40%
Portfolio turnover                   29%         59%         33%         43%         70%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.86%       1.83%       1.87%       2.08%       2.57%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.07%       0.96%       1.16%       1.67%       1.56%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              EQUITY INDEX FUND
                                                                                        CLASS A
                                                             ----------------------------------
                                                             SIX MONTHS              SIX MONTHS
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                               1998 (1)        1998    1997 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $70.32      $49.60      $46.24
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.33        0.48        0.25
  Net realized and unrealized gain (loss) on investments          (5.39)      22.31        4.61
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                  (5.06)      22.79        4.86
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.33)      (0.48)      (0.25)
  Distributions from net realized gain                             0.00       (1.59)      (1.25)
  Tax return of capital                                            0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.33)      (2.07)      (1.50)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $64.93      $70.32      $49.60
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    (7.22)%     46.48%     10.63%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $518,778    $578,882    $406,739
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.71%     0.89%(5)    0.97%(5)
  Ratio of net investment income (loss) to average net
    assets                                                        0.94%     0.80%(5)    1.02%(5)
Portfolio turnover                                                   3%        4%(6)       2%(6)
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.77%     0.95%(5)    1.07%(5)
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    0.88%     0.74%(5)    0.92%(5)
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE CORPORATE STOCK MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 3%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           EQUITY INDEX FUND (CONT.)
                                                             CLASS A (CONT.)
                              ----------------------------------------------                 CLASS B
                                    NINE                                      ----------------------
                                  MONTHS                                      SIX MONTHS      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,   SEPT. 30,   MARCH 31,
                                1996 (3)        1995        1994        1993    1998 (1)    1998 (4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $41.45      $31.42      $33.00      $31.40      $70.41      $65.18
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.42        0.59        0.63        0.59        0.04       (0.01)
  Net realized and
    unrealized gain (loss)
    on investments                  4.79       10.65       (0.50)       2.19       (5.38)       5.24
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        5.21       11.24        0.13        2.78       (5.34)       5.23
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.42)      (0.59)      (0.63)      (0.59)      (0.04)       0.00
  Distributions from net
    realized gain                   0.00       (0.62)      (1.08)      (0.59)       0.00        0.00
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.42)      (1.21)      (1.71)      (1.18)      (0.04)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $46.24      $41.45      $31.42      $33.00      $65.03      $70.41
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    12.60%      35.99%       0.42%       8.91%       (7.59)%      8.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $370,439    $327,208    $236,265    $258,327     $17,499      $3,811
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets           1.01%(5)      0.96%       0.97%       0.97%       1.45%       1.45%
  Ratio of net investment
    income (loss) to average
    net assets                   1.28%(5)      1.59%       1.92%       1.81%       0.14%       (0.19)%
Portfolio turnover                  1%(7)         6%          7%          5%          3%          4%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       1.08%(5)      1.00%       1.00%       0.99%       1.58%       1.64%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                       1.21%(5)      1.55%       1.89%       1.79%       0.01%       (0.38)%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE CORPORATE STOCK MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 3%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          EQUITY VALUE FUND (1)
                                                                                        CLASS A
                                                             ----------------------------------
                                                             SIX MONTHS              SIX MONTHS
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                               1998 (2)        1998    1997 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $18.15      $14.43      $12.66
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.09        0.17        0.08
  Net realized and unrealized gain (loss) on investments          (3.22)       5.58        1.89
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                  (3.13)       5.75        1.97
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.09)      (0.17)      (0.08)
  Distributions from net realized gain                             0.00       (1.86)      (0.12)
  Tax return of capital                                            0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.09)      (2.03)      (0.20)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $14.93      $18.15      $14.43
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                   (17.27)%     41.76%     15.63%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $43,679     $52,392     $20,798
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.09%       1.07%       1.05%
  Ratio of net investment income (loss) to average net
    assets                                                        1.06%       1.03%       1.14%
Portfolio turnover                                                  23%         50%         45%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.09%       1.16%       1.12%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    1.06%       0.94%       1.07%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                   EQUITY VALUE FUND (1) (CONT.)
                                                                                                         CLASS B
                                                 CLASS A (CONT.)  ----------------------------------------------
                              ----------------------------------  SIX MONTHS              SIX MONTHS      PERIOD
                              YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1996        1995        1994    1998 (2)        1998    1997 (3)    1996 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $13.27      $12.36      $13.17      $14.86      $11.81      $10.34      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.20        0.24**       0.20**       0.02       0.05       0.01        0.00
  Net realized and
    unrealized gain (loss)
    on investments                  1.60        1.63**       0.74**      (2.63)       4.57       1.57       0.34
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        1.80        1.87        0.94       (2.61)       4.62        1.58        0.34
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.19)      (0.25)      (0.21)      (0.02)      (0.05)      (0.01)       0.00
  Distributions from net
    realized gain                  (2.22)      (0.71)      (1.54)       0.00       (1.52)      (0.10)       0.00
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (2.41)      (0.96)      (1.75)      (0.02)      (1.57)      (0.11)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $12.66      $13.27      $12.36      $12.23      $14.86      $11.81      $10.34
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    14.27%      16.58%      7.49 %      (17.54)%     40.87%     15.31%       3.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $18,453    $170,406    $168,852     $73,343     $72,428      $2,542          $0
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.18%       0.96%       0.99%       1.81%       1.76%       1.70%       0.00%
  Ratio of net investment
    income (loss) to average
    net assets                     1.73%       1.97%       1.60%       0.36%       0.42%       0.34%       1.83%
Portfolio turnover                   91%         75%         41%         23%         50%         45%         91%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.22%       0.98%       1.01%       1.81%       1.83%       2.19%         N/A
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.69%       1.95%       1.58%       0.36%       0.35%       (0.15)%        N/A
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  EQUITY VALUE FUND (1) (CONT.)
                                                                CLASS C     INSTITUTIONAL CLASS
                                                             ----------  ----------------------
                                                                 PERIOD  SIX MONTHS
                                                                  ENDED       ENDED  YEAR ENDED
                                                              SEPT. 30,   SEPT. 30,   MARCH 31,
                                                               1998 (2)    1998 (3)        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $14.86      $18.15      $14.43
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.02        0.10        0.20
  Net realized and unrealized gain (loss) on investments          (2.63)      (3.23)       5.58
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                  (2.61)      (3.13)       5.78
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.02)      (0.10)      (0.20)
  Distributions from net realized gain                             0.00        0.00       (1.86)
  Tax return of capital                                            0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.02)      (0.10)      (2.06)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $12.23      $14.92      $18.15
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                   (17.57)%     (17.26)%     42.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $1,239    $166,616    $228,452
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.83%       0.97%       0.95%
  Ratio of net investment income (loss) to average net
    assets                                                        0.41%       1.17%       1.18%
Portfolio turnover                                                  23%         23%         50%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    2.84%       0.97%       0.98%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    (0.60)%      1.17%      1.15%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                               EQUITY VALUE FUND (1)
                                             (CONT.)                                                 GROWTH FUND
                                 INSTITUTIONAL CLASS                                                     CLASS A
                                             (CONT.)  ----------------------------------------------------------
                              ----------------------                                            NINE
                              SIX MONTHS              SIX MONTHS              SIX MONTHS      MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED       ENDED  YEAR ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                1997 (4)    1996 (5)    1998 (3)        1998    1997 (4)    1996 (6)        1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $12.65      $13.27      $22.09      $19.20      $17.91      $17.26      $14.10
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.09        0.22        0.05        0.11        0.06        0.07        0.19
  Net realized and
    unrealized gain (loss)
    on investments                  1.89        1.61       (1.61)       6.18        1.34        2.00        3.87
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        1.98        1.83       (1.56)       6.29        1.40        2.07        4.06
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.08)      (0.23)      (0.05)      (0.11)      (0.06)      (0.07)      (0.19)
  Distributions from net
    realized gain                  (0.12)      (2.22)       0.00       (3.29)      (0.05)      (1.35)      (0.71)
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.20)      (2.45)      (0.05)      (3.40)      (0.11)      (1.42)      (0.90)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $14.43      $12.65      $20.48      $22.09      $19.20      $17.91      $17.26
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    15.73%      14.58%       (7.08)%     34.65%      7.86%      12.45%      28.90%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $193,161    $206,620    $305,309    $365,405    $283,468    $254,498    $178,488
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.95%       0.87%       1.08%       1.12%       1.14%       1.18%       1.18%
  Ratio of net investment
    income (loss) to average
    net assets                     1.25%       1.69%       0.42%       0.53%       0.65%       0.56%       1.23%
Portfolio turnover                   45%         91%         18%        137%         40%         83%        100%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.99%       0.92%       1.08%       1.13%         N/A       1.19%       1.21%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.21%       1.64%       0.42%       0.52%         N/A       0.55%       1.20%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            GROWTH FUND (CONT.)
                                                                                        CLASS B
                                                                    CLASS A (CONT.)  ----------
                                                             ----------------------  SIX MONTHS
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                               DEC. 31,    DEC. 31,   SEPT. 30,
                                                                   1994        1993    1998 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $14.75      $13.88      $15.70
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.22        0.23       (0.02)
  Net realized and unrealized gain (loss) on investments          (0.27)       0.93       (1.15)
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                  (0.05)       1.16       (1.17)
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.22)      (0.23)       0.00
  Distributions from net realized gain                            (0.38)      (0.06)       0.00
  Tax return of capital                                            0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.60)      (0.29)       0.00
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $14.10      $14.75      $14.53
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    (0.29)%      8.44%      (7.45)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $113,525    $112,236     $48,772
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.11%       0.93%       1.79%
  Ratio of net investment income (loss) to average net
    assets                                                        1.51%       1.72%       (0.29)%
Portfolio turnover                                                  71%         55%         18%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.15%       1.11%       1.79%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    1.47%       1.54%       (0.29)%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             CLASS B (CONT.)     GROWTH FUND (CONT.)
                              ----------------------------------------------     INSTITUTIONAL CLASS
                                                            NINE              ----------------------
                                          SIX MONTHS      MONTHS              SIX MONTHS
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30.    DEC. 31,   SEPT. 30,   MARCH 31,
                                    1998    1997 (2)    1996 (3)    1995 (4)    1998 (1)        1998
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $13.64      $12.74      $12.29      $10.00      $25.91      $22.52
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         (0.01)       0.00       (0.01)       0.05        0.07        0.17
  Net realized and
    unrealized gain (loss)
    on investments                  4.38        0.94        1.42        2.79       (1.90)       7.25
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        4.37        0.94        1.41        2.84       (1.83)       7.42
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00        0.00        0.00       (0.05)      (0.07)      (0.17)
  Distributions from net
    realized gain                  (2.31)      (0.04)      (0.96)      (0.50)       0.00       (3.86)
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (2.31)      (0.04)      (0.96)      (0.55)      (0.07)      (4.03)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $15.70      $13.64      $12.74      $12.29      $24.01      $25.91
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    33.83%       7.36%      11.89%      28.47%       (7.10)%     34.86%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $52,901     $23,010     $12,832      $4,682     $14,355     $18,180
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.79%       1.86%       1.93%       1.87%       1.02%       0.99%
  Ratio of net investment
    income (loss) to average
    net assets                     (0.15)%      (0.06)%      (0.12)%      0.43%      0.48%      0.65%
Portfolio turnover                  137%         40%         83%        100%         18%        137%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.80%       1.89%       2.03%       2.21%       1.04%         N/A
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (0.16)%      (0.09)%      (0.22)%      0.09%      0.46%        N/A
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            GROWTH FUND (CONT.)
                                                                            INSTITUTIONAL CLASS
                                                                                        (CONT.)
                                                                         ----------------------
                                                                         SIX MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          MARCH 31,   SEPT. 30,
                                                                           1997 (3)    1996 (4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $21.01      $20.03
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.09        0.02
  Net realized and unrealized gain (loss) on investments                       1.57        0.97
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               1.66        0.99
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.09)      (0.01)
  Distributions from net realized gain                                        (0.06)       0.00
  Tax return of capital                                                        0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.15)      (0.01)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                               $22.52      $21.01
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                                7.92%       3.41%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                          $19,719     $18,508
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     1.01%       0.96%
  Ratio of net investment income (loss) to average net assets                 0.78%       1.27%
Portfolio turnover                                                              40%         83%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                           N/A         N/A
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                           N/A         N/A
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 24, 1997.
(2)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(7) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(8) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           INTERNATIONAL EQUITY FUND (1)      SMALL CAP FUND (2)
                                             CLASS A                 CLASS B     CLASS C                 CLASS A
                              ----------------------  ----------------------  ----------  ----------------------
                              SIX MONTHS      PERIOD  SIX MONTHS      PERIOD      PERIOD  SIX MONTHS
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                1998 (5)        1998    1998 (5)        1998    1998 (6)    1998 (5)        1998
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $11.05      $10.00      $11.01      $10.00      $11.01      $25.62      $18.98
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.00        0.02       (0.03)      (0.01)      (0.03)      (0.09)      (0.06)
  Net realized and
    unrealized gain (loss)
    on investments                 (1.69)       1.03       (1.68)       1.02       (1.68)      (7.67)       8.76
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                       (1.69)       1.05       (1.71)       1.01       (1.71)      (7.76)       8.70
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00        0.00        0.00        0.00        0.00        0.00        0.00
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00       (2.06)
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS            0.00        0.00        0.00        0.00        0.00        0.00       (2.06)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $9.36      $11.05       $9.30      $11.01       $9.30      $17.86      $25.62
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    (15.29)%     10.52%     (15.53)%     10.10%     (15.53)%     (30.29)%     47.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $23,857     $26,770     $30,070     $33,003        $297     $10,899     $15,611
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.75%       1.75%       2.40%       2.40%       2.40%       1.36%     1.22%(7)
  Ratio of net investment
    income (loss) to average
    net assets                     0.10%       0.35%       (0.56)%      (0.31)%      (1.15)%      (0.82)%      (0.43)%(7)
Portfolio turnover                   21%         12%         21%         12%         21%        110%      291%(8)
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.06%       2.20%       2.70%       2.84%       2.66%       1.49%     1.57%(7)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (0.21)%      (0.10)%      (0.86)%      (0.75)%      (1.41)%      (0.95)%      (0.78)%(7)
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 24, 1997.
(2)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(7) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(8) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             SMALL CAP FUND (1)
                                                                    CLASS A (CONT.)     CLASS B
                                                             ----------------------  ----------
                                                             SIX MONTHS      PERIOD  SIX MONTHS
                                                                  ENDED       ENDED       ENDED
                                                              MARCH 31,   SEPT. 30,   SEPT. 30,
                                                               1997 (2)        1996    1998 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $22.45      $22.01      $25.38
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    (0.01)       0.00       (0.18)
  Net realized and unrealized gain (loss) on investments          (3.46)       0.44       (7.56)
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                  (3.47)       0.44       (7.74)
LESS DISTRIBUTIONS:
  Dividends from net investment income                             0.00        0.00        0.00
  Distributions from net realized gain                             0.00        0.00        0.00
  Tax return of capital                                            0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                           0.00        0.00        0.00
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $18.98      $22.45      $17.64
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                   (15.46)%      2.00%     (30.50)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $3,107         $96     $13,071
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.10%(5)    1.03%(5)    2.11%
  Ratio of net investment income (loss) to average net
    assets                                                        (0.23)%(5)  (0.59)%(5)  (1.56)%
Portfolio turnover                                                   69%(6)      10%(6)     110%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                     2.80%(5)   38.54%(5)    2.13%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    (1.93)%(5) (38.10)%(5)  (1.58)%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      SMALL CAP FUND (1) (CONT.)
                                                 CLASS B (CONT.)                 CLASS C     INSTITUTIONAL CLASS
                              ----------------------------------  ----------------------  ----------------------
                                          SIX MONTHS      PERIOD  SIX MONTHS      PERIOD  SIX MONTHS
                              YEAR ENDED       ENDED       ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
                                    1998    1997 (2)        1996    1998 (3)    1998 (4)    1998 (3)        1998
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $18.93      $22.46      $22.02      $25.38      $21.77      $25.77      $19.01
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         (0.11)      (0.04)       0.00       (0.18)      (0.08)      (0.02)       0.00
  Net realized and
    unrealized gain (loss)
    on investments                  8.61       (3.49)       0.44       (7.57)       3.69       (7.73)       8.84
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        8.50       (3.53)       0.44       (7.75)       3.61       (7.75)       8.84
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00        0.00        0.00        0.00        0.00        0.00       (0.01)
  Distributions from net
    realized gain                  (2.05)       0.00        0.00        0.00        0.00        0.00       (2.07)
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (2.05)       0.00        0.00        0.00        0.00        0.00       (2.08)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $25.38      $18.93      $22.46      $17.63      $25.38      $18.02      $25.77
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     46.02%     (15.72)%      2.00%     (30.54)%     16.58%     (30.07)%     47.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $15,320      $1,905          $0      $1,426      $2,495     $56,438     $78,856
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              1.92%(5)    1.75%(5)    0.00%       2.11%       2.10%       0.76%       0.75%(5)
  Ratio of net investment
    income (loss) to average
    net assets                     (1.13)%(5)  (0.85)%(5)   0.00%      (1.56)%     (1.17)%     (0.21)%      0.01%(5)
Portfolio turnover                   291%(6)      69%(6)      10%(6)     110%        291%        110%        291%(6)
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          2.21%(5)    3.55%(5)      0.00%     2.71%       2.66%       1.21%       1.26%(5)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (1.42)%(5)  (2.65)%(5)     0.00%    (2.16)%     (1.73)%     (0.66)%     (0.50)%(5)
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             SMALL CAP FUND (1)
                                                                            INSTITUTIONAL CLASS
                                                                                        (CONT.)
                                                                         ----------------------
                                                                         SIX MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          MARCH 31,   SEPT. 30,
                                                                           1997 (3)        1996
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $22.45      $22.01
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.00
  Net realized and unrealized gain (loss) on investments                      (3.46)       0.44
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                              (3.44)       0.44
LESS DISTRIBUTIONS:
  Dividends from net investment income                                         0.00        0.00
  Distributions from net realized gain                                         0.00        0.00
  Tax return of capital                                                        0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                       0.00        0.00
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                               $19.01      $22.45
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                               (15.32)%      2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                          $29,200     $24,553
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                      0.75%(6)    1.60%(6)
  Ratio of net investment income (loss) to average net assets                  0.16%(6)   (1.15)%(6)
Portfolio turnover                                                               69%(7)      10%(7)
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                          1.65%(6)    1.63%(6)
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         (0.74)%(6)  (1.18)%(6)
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 20, 1993.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(8) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE CAPITAL APPRECIATION MASTER PORTFOLIO FROM ITS INCEPTION ON FEBRUARY 20, 1996 TO DECEMBER 31, 1996, WERE 137% AND $0.0781, RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           STRATEGIC GROWTH FUND (2)
                                                                                             CLASS A
                              ----------------------------------------------------------------------
                                    NINE
                                  MONTHS                                                      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                1998 (4)        1997        1996        1995        1994    1993 (5)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $19.96      $26.42      $24.12      $19.06      $18.93      $14.34
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         (0.14)      (0.07)      (0.04)      (0.06)      (0.16)      (0.04)
  Net realized and
    unrealized gain (loss)
    on investments                 (3.20)       2.48        2.54        8.12        0.96        5.27
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                       (3.34)       2.41        2.50        8.06        0.80        5.23
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00        0.00        0.00        0.00        0.00       (0.04)
  Distributions from net
    realized gain                   0.00       (8.87)      (0.20)      (3.00)      (0.47)      (0.59)
  Tax return of capital             0.00        0.00        0.00        0.00       (0.00)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS            0.00       (8.87)      (0.20)      (3.00)      (0.67)      (0.64)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $16.62      $19.96      $26.42      $24.12      $19.06      $18.93
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    (16.73)%      7.73%      10.32%      42.51%       4.23%      36.56%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $94,388    $148,122    $131,226     $59,016     $26,744     $25,413
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              1.27%       1.18%(6)    1.24%(6)    1.28%       1.20%       0.66%
  Ratio of net investment
    income (loss) to average
    net assets                     (0.90)%     (0.96)%(6)  (0.82)%(6)  (0.76)%     (0.81)%     (0.01)%
Portfolio turnover                   339%        256%(7)      10%(8)     171%        149%        182%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          1.27%       1.18%(6)    1.27%(6)    1.38%       1.55%       1.64%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (0.90)%     (0.96)%(6)  (0.85)%(6)  (0.86)%     (1.16)%     (0.99)%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 20, 1993.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(8) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE CAPITAL APPRECIATION MASTER PORTFOLIO FROM ITS INCEPTION ON FEBRUARY 20, 1996 TO DECEMBER 31, 1996, WERE 137% AND $0.0781, RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               STRATEGIC GROWTH
                                                                                       FUND (1)
                                                                                        CLASS B
                                                                         ----------------------
                                                                               NINE
                                                                             MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          SEPT. 30,    DEC. 31,
                                                                           1998 (3)    1997 (4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $24.33      $23.68
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                (0.29)      (0.02)
  Net realized and unrealized gain (loss) on investments                      (3.89)       0.67
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                              (4.18)       0.65
LESS DISTRIBUTIONS:
  Dividends from net investment income                                         0.00        0.00
  Distributions from net realized gain                                         0.00        0.00
  Tax return of capital                                                        0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                       0.00        0.00
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                               $20.15      $24.33
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                               (17.18)%      2.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                          $20,337     $23,562
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     1.93%        1.89%
  Ratio of net investment income (loss) to average net assets                (1.56)%      (1.63)%
Portfolio turnover                                                             339%         256%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         1.93%        1.89%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         (1.56)%     (1.63)%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THIS FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31, TO SEPTEMBER
     30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE CAPITAL APPRECIATION MASTER PORTFOLIO FROM ITS INCEPTION ON FEBRUARY 20, 1996 TO DECEMBER 31, 1996, WAS 137%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   STRATEGIC GROWTH FUND (1) (CONT.)
                                                                                         CLASS C (2)
                              ----------------------------------------------------------------------
                                    NINE
                                  MONTHS                                                      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                1998 (3)        1997        1996        1995        1994        1993
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $24.32      $32.42      $29.84      $23.74      $23.75      $21.53
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         (0.29)      (0.45)      (0.11)      (0.23)      (0.34)      (0.62)
  Net realized and
    unrealized gain (loss)
    on investments                 (3.89)       3.17        2.93       10.03        1.16        3.60
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                       (4.18)       2.72        2.82        9.80        0.82        2.98
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00        0.00        0.00        0.00        0.00        0.00
  Distributions from net
    realized gain                   0.00      (10.82)      (0.24)      (3.70)      (0.57)      (0.76)
  Tax return of capital             0.00        0.00        0.00        0.00       (0.26)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS            0.00      (10.82)      (0.24)      (3.70)      (0.83)      (0.76)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $20.14      $24.32      $32.42      $29.84      $23.74      $23.75
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    (17.19)%      6.98%      9.46%      41.54%       3.46%      13.84%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $17,507     $41,608     $55,063     $26,326     $15,335     $11,932
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              1.94%       1.93%(5)    2.00%(5)    2.02%       1.95%       0.61%
  Ratio of net investment
    income (loss) to average
    net assets                     (1.57)%     (1.70)%(5)  (1.58)%(5)  (1.49)%     (1.56)%     (1.00)%
Portfolio turnover                   339%        256%(6)      10%(7)     171%        149%        182%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          1.94%       1.94%(5)    2.02%(5)    2.09%       2.23%       2.14%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (1.57)%     (1.71)%(5)  (1.60)%(5)  (1.56)%     (1.84)%     (2.53)%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THIS FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31, TO SEPTEMBER
     30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE CAPITAL APPRECIATION MASTER PORTFOLIO FROM ITS INCEPTION ON FEBRUARY 20, 1996 TO DECEMBER 31, 1996, WAS 137%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-three separate series. These financial statements represent the Balanced, Diversified Equity Income, Equity Index, Equity Value, Growth, International Equity, Small Cap and Strategic Growth Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Prior to December 12, 1997, the Stagecoach Diversified Equity Income, Equity Index, Growth, and Strategic Growth Funds were known as the "Diversified Income", "Corporate Stock", "Growth and Income" and "Aggressive Growth" Funds, respectively.
  At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Stagecoach Small Cap Fund and Stagecoach Aggressive Growth Fund acquired all of the assets and assumed all of the liabilities of the Overland Small Cap Strategy Fund and the Overland Strategic Growth Fund, respectively. The Stagecoach Strategic Growth Fund retained Overland accounting and performance history. Historical share data was restated to give effect to the conversion ratios of 0.69721936 for Class A shares and 0.69679054 for Class D shares which were renamed Class C shares in conjunction with the Consolidation.
  At the time of the Consolidation, the Equity Index, Small Cap, and Strategic Growth Funds, structured as "feeder" Funds in a "master-feeder" structure, were restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" portfolio. The corresponding Corporate Stock, Small Cap and Capital Appreciation Master Portfolios (the "Master Portfolios") distributed all of their assets, net of their assumed liabilities, in-kind to their interest holders and wound up their affairs (the "Dissolution"). The Dissolution occurred at the close of business on December 12, 1997.
  At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Balanced and Equity Value Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Balanced and Equity Value Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Growth Fund (previously known as the "Growth and Income Fund") acquired all of the assets and assumed all of the liabilities of the Pacifica Growth Fund. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. All performance and financial data for the Balanced and Equity Value Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.
  Each of the Funds offers Class A and Class B shares. Additionally, the Balanced, Equity Value, Growth and Small Cap Funds offer Institutional Class shares. The Equity Value, International Equity, Small Cap and Strategic Growth Funds also offer C shares. The Class C shares of the Equity Value and International Equity Funds commenced operations on April 1, 1998. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

INVESTMENT POLICY AND SECURITY VALUATION
  All securities are valued at the close of each business day. Securities for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price on the day of valuation. The market values of securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

FOREIGN CURRENCY TRANSLATION
  The accounting records of the International Equity Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.
  The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

realized and unrealized gain from investments. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  INTERNATIONAL EQUITY FUND -- Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
  FUNDS OTHER THAN INTERNATIONAL EQUITY FUND -- Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

FUTURES CONTRACTS
  The Equity Index Fund has purchased futures contracts to gain exposure to market changes. This procedure may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission("SEC"), the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 1998, the Equity Index Fund held the following futures contracts:

                                             NOTIONAL        NET
                              EXPIRATION     CONTRACT    UNREALIZED
 CONTRACTS       TYPE            DATE          VALUE     DEPRECIATION
--------------------------------------------------------------------
                 S & P 500
        20           Index   December 1998   $5,130,000   $ (81,750)

  The Equity Index Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $600,000.

TBA PURCHASE COMMITMENTS
  The Balanced Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund holds, and maintains until the settlement date, cash or high-quality debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

according to the procedures described under "Security Valuation" above. At September 30, 1998, the Balanced Fund held TBA purchase commitments with an aggregate cost basis of $1,973,750.
  Although the Fund generally enters into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared and distributed quarterly, with the exception of the International Equity and Small Cap Funds. Dividends to shareholders from net investment income of the International Equity and Small Cap Funds, if any, are declared and distributed annually. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 1998. The following Funds had net capital loss carryforwards at September 30, 1998:

                                                YEAR        CAPITAL LOSS
FUND                                           EXPIRES      CARRYFORWARDS
---------------------------------------------------------------------------
International Equity                               2006      $   714,722
Small Cap Fund                                     2007       14,934,069
Strategic Growth Fund                              2004        3,168,815
                                                   2005        2.470,830
                                                   2006        6,336,849

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Funds, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                       % OF AVERAGE DAILY
FUND                                                           NET ASSETS
-------------------------------------------------------------------------
Balanced Fund                                                        0.60
Diversified Equity Income Fund                                       0.50

Equity Index Fund                                                    0.25
Equity Value Fund                                                    0.50

Growth Fund
  Daily net assets up to $250 million                                0.50

  Daily net assets between $250 million and $500
  million                                                            0.40
  Daily net assets in excess of $500 million                         0.30

International Equity Fund                                            1.00
Small Cap Fund                                                       0.60

Strategic Growth                                                     0.50

  On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds, with the exception of the Equity Index Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million,

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

0.20% for the next $200 million and 0.15% of each Fund's average daily net assets in excess of $400 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  Prior to December 15, 1997, the Equity Index, Small Cap and Strategic Growth Funds did not directly retain an investment adviser because each Fund invested all of its assets in a separate Master Portfolio which, in turn, retained WFB as investment adviser. Advisory fees were charged to the Small Cap and Capital Appreciation Master Portfolios at the same rate as listed above. Advisory fees were charged to the Corporate Stock Master Portfolio, into which the Equity Index Fund invested, at an annual rate of 0.50% of the first $250 million of its average daily net assets, 0.40% of the next $250 million, and 0.30% of its average daily net assets in excess of $500 million.
  Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-adviser to the Equity Index Fund. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of its average daily net assets in excess of $200 million. Prior to November 1, 1997, BGFA was entitled to receive a monthly fee at the annual rate of 0.08% of the Corporate Stock Master Portfolio's average daily net assets plus an annual payment of $40,000.
  The Company has entered into contracts on behalf of each Fund (other than the Equity Index Fund, for which BGI serves as custodian and the International Equity Fund, for which Investor's Bank and Trust Company, "IBT", serves as custodian) with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. WFB has engaged IBT to perform certain sub-accounting services for the International Equity Fund. For providing such services, IBT is entitled to fees and reimbursement of expenses from WFB, which are payable out of the fees received by WFB for portfolio accounting services. Prior to December 15, 1997, WFB was entitled to compensation for its custodial and portfolio accounting services to the Small

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

Cap and Capital Appreciation Master Portfolios at the same rates as listed above. Additionally, prior to December 15, 1997, the Equity Index Fund did not pay portfolio accounting fees.
  BGI, a wholly-owned subsidiary of Barclays Global Investors Holdings Inc., acts as custodian to the Equity Index Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services. Prior to December 15, 1997, BGI acted as custodian to the Corporate Stock Master Portfolio in which the Fund invested. BGI was not entitled to receive compensation for its custodial services for the same reason as listed above.
  IBT has been retained to act as custodian for the International Equity Fund. For domestic and global custody services, IBT is entitled to a fee based upon security holdings and transaction charges.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Diversified Equity Income, Equity Index and International Equity Funds, 0.14% of the Class A and Class B shares of the Balanced, Equity Value, Growth, Small Cap and Strategic Growth Funds, 0.14% of the Class C shares of the Equity Value, Small Cap and Strategic Growth Funds and 0.06% of the average daily net assets of the Institutional Class shares of the Balanced, Equity Value, Growth and Small Cap Funds.
  The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Balanced Fund                 $  23,521  $   7,259        N/A  $     14,020
Equity Value Fund                36,082     55,299  $     653        61,836

Growth Fund                     246,231     37,615        N/A         5,005
Small Cap Fund                   10,126     10,931      1,466        20,218

Strategic Growth Fund*          145,640     26,255     30,939           N/A

* REPRESENTS NINE MONTHS ENDED SEPTEMBER 30, 1998.

  The transfer agency fees paid on behalf of the Diversified Equity Income, Equity Index and International Equity Funds are disclosed in the Statement of Operations.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Balanced Fund                 $  47,890  $   5,665        N/A  $     32,921
Equity Value Fund                49,218     40,297        N/A       127,512

Growth Fund                     458,239     54,415        N/A        12,507
Small Cap Fund                   12,115     10,394  $     911*       29,571

Strategic Growth Fund**         165,790      1,461*    62,416           N/A

 * THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997. ** REPRESENTS THE YEAR ENDED DECEMBER 31, 1997.

  The transfer agency fees paid on behalf of the Diversified Equity Income, Equity Index and International Equity Funds are disclosed in the Statement of Operations.
  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Diversified Equity Income Fund and the Class A and Class B shares of the Growth Fund, 0.25% of the average daily net assets of the Equity Index and International Equity Funds and each of the classes of the Balanced, Equity Value, Small Cap and Strategic Growth Funds, and 0.25% of the average daily net assets of the Institutional Class shares of the Growth Fund. Prior to December 15, 1997, the Class A shares of the Strategic Growth Fund were not charged shareholder servicing fees.
  The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Balanced Fund                 $  42,001  $  12,963        N/A  $     58,415
Equity Value Fund                64,434     98,749  $   1,166       257,649

Growth Fund                     527,638     80,603        N/A        20,855
Small Cap Fund                   18,081     19,519      2,619        84,242

Strategic Growth Fund*          260,072     46,883     55,249           N/A

* REPRESENTS NINE MONTHS ENDED SEPTEMBER 30, 1998.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

  The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Balanced Fund                 $  85,517  $  10,072        N/A  $    137,171
Equity Value Fund                87,889     71,959        N/A       531,300

Growth Fund                     981,942    116,604        N/A        52,112
Small Cap Fund                   21,635     18,547  $   1,627*      123,268

Strategic Growth Fund**          15,403      2,610*   115,868           N/A

 * THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997. ** REPRESENTS THE YEAR ENDED DECEMBER 31, 1997.

  The shareholder servicing fees paid on behalf of the Diversified Equity Income, Equity Index and International Equity Funds are disclosed in the Statement of Operations.
  The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets, with the exception of the International Equity Fund from which WFB and Stephens receive 0.06% and 0.04%, respectively. WFB has engaged IBT to perform certain sub-administration services for the International Equity Fund. For providing such services, IBT is entitled to an annual base fee of approximately $42,500 plus a net asset fee at the annual rate of 0.05% of the first $75 million of average daily net assets, 0.025% of the next $50 million, and 0.01% of the average daily net assets in excess of $125 million.
  Prior to February 1, 1998, WFB and Stephens were entitled to receive from the Funds, with the exception of the International Equity Fund, monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.
  The Company has adopted Distribution Plans for Class A, Class B and Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plans for the Class A shares of the Diversified Equity Income and Growth Funds provide that each such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to such shares. The Plans for the Class A shares of the remaining Funds, with the exception of the Equity Index Fund, provide that the Funds may pay to Stephens, as compensation for distribution-

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to their Class A shares. Prior to December 15, 1997, the Plan for the Class A shares of the Strategic Growth Fund provided that the Fund pay to Stephens up to 0.25% of its average daily net assets attributable to the Class A shares as compensation for distribution-related services.
  Under the Plan for Class B shares of the Funds, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.70% of the average daily net assets attributable to the Class B shares of the Diversified Equity Income and Growth Funds, and 0.75% of the average daily net assets attributable to the Class B shares of the Balanced, Equity Index, Equity Value, International Equity, Small Cap and Strategic Growth Funds.
  Under the Plan for the Class C shares of the Equity Value, International Equity, Small Cap and Strategic Growth Funds, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.75% of the average daily net assets attributable to its Class C shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  The distribution fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

FUND                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Balanced Fund                               $   2,513  $  38,887        N/A
Diversified Equity Income Fund                  7,960    241,710        N/A

Equity Index Fund                                   0     44,042        N/A
Equity Value Fund                               3,832    296,248  $   3,497

Growth Fund                                    13,093    188,073        N/A
International Equity Fund                      14,252    130,873        663

Small Cap Fund                                  7,233     58,556      7,857
Strategic Growth Fund*                        104,029    140,650    165,747

 * REPRESENTS NINE MONTHS ENDED SEPTEMBER 30, 1998.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

  The distribution fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Balanced Fund                               $  34,207  $  30,347        N/A
Diversified Equity Income Fund                 93,368    370,427        N/A

Equity Index Fund                             170,172      1,392*       N/A
Equity Value Fund                              35,155    215,875        N/A

Growth Fund                                   163,657    272,076        N/A
International Equity Fund***                   11,206    105,749        N/A

Small Cap Fund                                  8,654     55,686  $   4,882**
Strategic Growth Fund****                     297,542      7,829**   347,604

  * REPRESENTS THE PERIOD FROM FEBRUARY 17 TO MARCH 31, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997. *** REPRESENTS THE PERIOD FROM SEPTEMBER 24, 1997 TO MARCH 31, 1998.
**** REPRESENTS THE YEAR ENDED DECEMBER 31, 1997.

  The registration fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Balanced Fund                 $   8,023  $   5,014        N/A  $      7,521
Diversified Equity Income
  Fund                           15,041      4,011        N/A           N/A

Equity Index Fund                20,289      5,271        N/A           N/A
Equity Value Fund                 7,020      7,020  $   5,014        10,026

Growth Fund                      15,041      7,020        N/A         9,025
Small Cap Fund                    8,023      8,023      7,521        10,026

Strategic Growth Fund*           28,628      8,998     11,968           N/A

 * REPRESENTS NINE MONTHS ENDED SEPTEMBER 30, 1998.

  The registration fees paid on behalf of the International Equity Fund are disclosed in the Statement of Operations.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The registration fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Balanced Fund                 $   8,152  $   7,370        N/A  $     12,926
Diversified Equity Income
  Fund                           26,876      8,557        N/A           N/A

Equity Index Fund                43,700        350*       N/A           N/A
Equity Value Fund                11,575      9,595        N/A        15,231

Growth Fund                      33,534      7,453        N/A        12,841
Small Cap Fund                    9,628      9,623  $   4,398**       13,083

Strategic Growth Fund***         33,505        466**    18,877          N/A

 * REPRESENTS THE PERIOD FROM FEBRUARY 17 TO MARCH 31, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997. *** REPRESENTS THE YEAR ENDED DECEMBER 31, 1997.

  The registration fees paid on behalf of the International Equity Fund are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES
  All amounts shown as waived fees and reimbursed expenses on the Statement of Operations, for the period ended September 30, 1998 were waived by WFB. With the exception of the Small Cap Fund, the amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998, were waived by WFB. Stephens reimbursed $17,129 and WFB waived $290,759 of the expenses for the Small Cap Fund. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, certain Funds to ensure that the total Fund operating expenses did not exceed, on an annual basis, 1.13% of the average daily net assets of the Institutional Class shares of the Growth Fund, and 1.05%, 1.70%, and 0.95% of the average daily net assets of the Class A, Class B, and Institutional Class shares, respectively, of the Balanced and Equity Value Funds, through August 31, 1997.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1998, Stephens owned 8 shares of the Balanced, 13,157 shares of the Diversified Equity Income, 2 shares of the Equity Index, 11 shares of the Equity Value, 133 shares of the Growth, 7 shares of the International Equity, 7 shares of the Small Cap and 6,046 shares of the Strategic Growth Funds.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

  Stephens has retained $4,996,575 as sales charges from the proceeds of Class A shares sold, $1,968,295 from the proceeds of Class B shares redeemed and $51,470 from the proceeds of Class C shares redeemed by the Company for the period ended September 30, 1998. Wells Fargo Securities Inc., a subsidiary of WFB, received $3,420,377 as sales charges from the proceeds of Class A shares sold, $869,438 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the period ended September 30, 1998.

3. INVESTMENT PORTFOLIO TRANSACTIONS
  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended September 30, 1998, were as follows:

AGGREGATE PURCHASES AND SALES

                                               PURCHASES AT         SALES
FUND                                                   COST      PROCEEDS
-------------------------------------------------------------------------
Balanced Fund                                  $ 27,852,451  $ 39,326,237
Diversified Equity Income Fund                   75,560,880    97,349,253

Equity Index Fund                                17,622,404    19,055,970
Equity Value Fund                                74,139,542    82,255,525

Growth Fund                                      73,212,804   104,926,174
International Equity Fund                        13,925,777    11,984,598

Small Cap Fund                                  104,325,193   100,809,456
Strategic Growth Fund*                          621,566,137   663,874,651

* REPRESENTS NINE MONTHS ENDED SEPTEMBER 30, 1998.

  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended March 31, 1998, were as follows:

AGGREGATE PURCHASES AND SALES

                                               PURCHASES AT         SALES
FUND                                                   COST      PROCEEDS
-------------------------------------------------------------------------
Balanced Fund                                  $ 59,989,806  $ 71,031,318
Diversified Equity Income Fund                  170,717,885   135,998,607

Equity Index Fund*                               21,944,928    33,317,383
Equity Value Fund                               171,191,430   130,196,045

Growth Fund                                     502,732,111   508,685,640
International Equity Fund**                      56,467,495     4,939,125

Small Cap Fund*                                 182,144,573   225,761,878
Strategic Growth Fund***                        555,512,922   587,880,324

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

 * INCLUDES ACTIVITY OF THE MASTER PORTFOLIO FOR THE PERIOD FROM APRIL 1, 1997 TO DECEMBER 12, 1997.
 ** REPRESENTS THE PERIOD FROM SEPTEMBER 24, 1997 TO MARCH 31, 1998.
*** REPRESENTS THE YEAR ENDED DECEMBER 31, 1997 AND INCLUDES ACTIVITY OF THE
    MASTER PORTFOLIO PRIOR TO DECEMBER 12, 1997.

4. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1998, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1998, each Fund was authorized to issue 500 million shares of $0.001 par value capital stock for each class of shares.
  Capital share transactions for the Funds were as follows:

                                                              BALANCED FUND
                                      -------------------------------------
                                        FOR THE
                                           NINE
                                         MONTHS       FOR THE   FOR THE SIX
                                          ENDED    YEAR ENDED  MONTHS ENDED
                                      SEPT. 30,     MARCH 31,     MARCH 31,
                                           1998          1998          1997
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                136,211       420,213        94,369
  Shares issued in reinvestment of
    dividends -- Class A                 32,525       358,753        67,767
  Shares redeemed -- Class A           (278,356)     (780,989)     (376,563)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A               (109,620)       (2,023)     (214,427)
  Shares sold -- Class B                240,973       709,400        27,480
  Shares issued in reinvestment of
    dividends -- Class B                  7,017        55,037            42
  Shares redeemed -- Class B            (58,649)      (30,145)         (149)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                189,341       734,292        27,373
  Shares sold -- Institutional Class    206,009       515,727       255,508
  Shares issued in reinvestment of
    dividends -- Institutional Class     48,235       584,536       137,837
  Shares redeemed -- Institutional
    Class                             (1,127,605)   (1,857,018)   (2,085,655)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS   (873,361)     (756,755)   (1,692,310)

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

                                                        DIVERSIFIED EQUITY INCOME FUND
                                           -------------------------------------------
                                           FOR THE SIX
                                                MONTHS
                                                 ENDED         FOR THE     FOR THE SIX
                                             SEPT. 30,      YEAR ENDED    MONTHS ENDED
                                                  1998  MARCH 31, 1998  MARCH 31, 1997
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       485,816       3,839,513       2,361,971
  Shares issued in reinvestment of
    dividends -- Class A                        77,639         593,094         632,053
  Shares redeemed -- Class A                (1,927,115)     (3,291,833)     (1,492,299)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                    (1,363,660)      1,140,774       1,501,725
  Shares sold -- Class B                       345,133       1,936,277       1,234,345
  Shares issued in reinvestment of
    dividends -- Class B                        15,221         172,544         100,491
  Shares redeemed -- Class B                  (398,481)       (471,375)       (171,202)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                       (38,127)      1,637,446       1,163,634

                                                                     EQUITY INDEX FUND
                                           -------------------------------------------
                                           FOR THE SIX
                                                MONTHS                     FOR THE SIX
                                                 ENDED         FOR THE    MONTHS ENDED
                                             SEPT. 30,      YEAR ENDED       MARCH 31,
                                                  1998  MARCH 31, 1998        1997 (1)
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       494,311       1,208,808         595,967
  Shares issued in reinvestment of
    dividends -- Class A                        35,262         271,192         256,416
  Shares redeemed -- Class A                  (772,265)     (1,447,968)       (663,522)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                      (242,692)         32,032         188,861
  Shares sold -- Class B(2)                    234,359          54,217             N/A
  Shares issued in reinvestment of
    dividends -- Class B(2)                         24               0             N/A
  Shares redeemed -- Class B(2)                (19,407)            (92)            N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B(2)                    214,976          54,125             N/A

(1) ACTIVITY FOR THIS PERIOD IS REFLECTED AS CLASS A FOR PURPOSES OF THIS TABLE ONLY.
(2) THE CLASS B SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                                     EQUITY VALUE FUND
                                           -------------------------------------------
                                           FOR THE SIX
                                                MONTHS                     FOR THE SIX
                                                 ENDED         FOR THE    MONTHS ENDED
                                             SEPT. 30,      YEAR ENDED       MARCH 31,
                                                  1998  MARCH 31, 1998        1997 (1)
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       463,645       1,745,819         239,630
  Shares issued in reinvestment of
    dividends -- Class A                        11,979         268,337          16,068
  Shares redeemed -- Class A                  (436,216)       (569,633)       (272,081)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                        39,408       1,444,523         (16,383)
  Shares sold -- Class B                     1,570,146       4,530,419         215,907
  Shares issued in reinvestment of
    dividends -- Class B                         5,398         315,926              85
  Shares redeemed -- Class B                  (450,579)       (188,855)           (871)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                     1,124,965       4,657,490         215,121
  Shares sold -- Class C(1)                    107,237             N/A             N/A
  Shares issued in reinvestment of
    dividends -- Class C(1)                          9             N/A             N/A
  Shares redeemed -- Class C(1)                 (5,862)            N/A             N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS C(1)                    101,384             N/A             N/A
  Shares sold -- Institutional Class           563,560       1,371,556         919,441
  Shares issued in reinvestment of
    dividends -- Institutional Class            28,899       1,303,132         136,028
  Shares redeemed -- Institutional Class    (2,016,105)     (3,471,865)     (3,998,514)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS        (1,423,646)       (797,177)     (2,943,045)

(1) THE CLASS C SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

                                                                           GROWTH FUND
                                           -------------------------------------------
                                           FOR THE SIX
                                                MONTHS
                                                 ENDED         FOR THE     FOR THE SIX
                                             SEPT. 30,      YEAR ENDED    MONTHS ENDED
                                                  1998  MARCH 31, 1998  MARCH 31, 1997
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       611,479       4,014,428       2,263,021
  Shares issued in reinvestment of
    dividends -- Class A                        40,424       2,345,049          83,226
  Shares redeemed -- Class A                (2,282,051)     (4,584,881)     (1,793,908)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                    (1,630,148)      1,774,596         552,339
  Shares sold -- Class B                       307,172       1,647,233         788,072
  Shares issued in reinvestment of
    dividends -- Class B                            24         428,282           3,523
  Shares redeemed -- Class B                  (320,594)       (392,158)       (112,577)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                       (13,398)      1,683,357         679,018
  Shares sold -- Institutional Class            30,917         166,286         180,805
  Shares issued in reinvestment of
    dividends -- Institutional Class             1,096          80,772           3,005
  Shares redeemed -- Institutional Class      (135,901)       (420,946)       (189,127)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS          (103,888)       (173,888)         (5,317)

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                           INTERNATIONAL EQUITY FUND
                                                         ---------------------------
                                                                      FROM SEPT. 24,
                                                         FOR THE SIX            1997
                                                              MONTHS   (COMMENCEMENT
                                                               ENDED  OF OPERATIONS)
                                                           SEPT. 30,              TO
                                                                1998  MARCH 31, 1998
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                     444,360      $2,572,693
  Shares issued in reinvestment of dividends -- Class A            0             257
  Shares redeemed -- Class A                                (319,683)       (149,719)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS
  A                                                          124,677       2,423,231
  Shares sold -- Class B                                     438,879       3,186,964
  Shares issued in reinvestment of dividends -- Class B            0               0
  Shares redeemed -- Class B                                (203,894)       (189,888)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS
  B                                                          234,985       2,997,076
  Shares sold -- Class C(1)                                   33,350             N/A
  Shares issued in reinvestment of dividends -- Class
    C(1)                                                           0             N/A
  Shares redeemed -- Class C(1)                               (1,451)            N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS
  C(1)                                                        31,899             N/A

(1) THE CLASS C SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

                                                                        SMALL CAP FUND
                                           -------------------------------------------
                                           FOR THE SIX
                                                MONTHS         FOR THE
                                                 ENDED      YEAR ENDED     FOR THE SIX
                                             SEPT. 30,       MARCH 31,    MONTHS ENDED
                                                  1998        1998 (1)  MARCH 31, 1997
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       136,456         634,259         185,292
  Shares issued in reinvestment of
    dividends -- Class A                             8          34,764               0
  Shares redeemed -- Class A                  (135,740)       (223,310)        (25,880)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                           724         445,713         159,412
  Shares sold -- Class B                       201,571         538,236         108,204
  Shares issued in reinvestment of
    dividends -- Class B                             0          33,568               0
  Shares redeemed -- Class B                   (63,939)        (68,877)         (7,585)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                       137,632         502,927         100,619
  Shares sold -- Class C(2)                     15,556         103,665             N/A
  Shares issued in reinvestment of
    dividends -- Class C(2)                          0             393             N/A
  Shares redeemed -- Class C(2)                (32,995)         (5,746)            N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS C(2)                    (17,439)         98,312             N/A
  Shares sold -- Institutional Class           957,486       2,243,301         579,679
  Shares issued in reinvestment of
    dividends -- Institutional Class                 0         183,755               0
  Shares redeemed -- Institutional Class      (886,274)       (902,272)       (137,779)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS            71,212       1,524,784         441,900

(1) "SHARES SOLD" INCLUDES 137,123 FOR CLASS A SHARES AND 99,909 FOR CLASS C SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND SMALL CAP STRATEGY FUND.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                                 STRATEGIC GROWTH FUND
                                           -------------------------------------------
                                               FOR THE
                                                  NINE
                                                MONTHS         FOR THE         FOR THE
                                                 ENDED      YEAR ENDED      YEAR ENDED
                                             SEPT. 30,        DEC. 31,        DEC. 31,
                                                  1998        1997 (1)        1996 (2)
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     5,216,652       9,450,816       5,734,498
  Shares issued in reinvestment of
    dividends -- Class A                             0       1,180,296          26,926
  Shares redeemed -- Class A                (6,958,044)     (8,176,548)     (3,240,135)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                    (1,741,392)      2,454,564       2,521,289
  Shares sold -- Class B                       263,347         986,522             N/A
  Shares issued in reinvestment of
    dividends -- Class B                             0               0             N/A
  Shares redeemed -- Class B                  (222,796)        (18,018)            N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                        40,551         968,504             N/A
  Shares sold -- Class C                     1,028,552       7,044,117       3,347,233
  Shares issued in reinvestment of
    dividends -- Class C                             0         249,166           5,316
  Shares redeemed -- Class C                (1,869,893)     (7,280,888)     (2,536,604)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS C                      (841,341)         12,395         815,945

(1) "SHARES SOLD" INCLUDES 2,038,293 FOR CLASS A SHARES AND 964,883 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND STRATEGIC GROWTH FUND.
(2) FIGURES HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION. SEE NOTE 1.

5. REORGANIZATION OF SMALL CAP FUND
  The Small Cap Master Portfolio was the successor to certain assets of the Small Capitalization Growth Fund for Employee Retirement Plans, a collective investment fund (the "Collective Investment Fund"). The Collective Investment Fund was a private, non-registered investment fund previously managed by WFB. Immediately prior to the commencement of the Small Cap Fund's operations, the assets of the Collective Investment Fund were purchased by the Small Cap Master Portfolio and the Collective Investment Fund redeemed all of its outstanding interests and ceased operating as a trust. The Small Cap Fund continues to manage its investments in a manner identical in all material respects to the operation of the Collective Investment Fund.

INDEPENDENT AUDITORS' REPORT                                        Equity Funds
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:
  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Balanced Fund, Diversified Equity Income Fund, Equity Index Fund, Equity Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, and Strategic Growth Fund (eight of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1998, and the related statements of operations for the six months ended September 30, 1998 and the year ended March 31, 1998 (for all funds except the International Equity Fund which is for the six months ended September 30, 1998 and the period from September 24, 1997 (commencement of operations) to March 31, 1998, and the Strategic Growth Fund which is for the nine months ended September 30, 1998 and the year ended December 31, 1997), the statements of changes in net assets for the six months ended September 30, 1998, the year ended March 31, 1998, and the six months ended March 31, 1997 (for all funds except the International Equity Fund which is for the six months ended September 30, 1998 and the period from September 24, 1997 to March 31, 1998, and the Strategic Growth Fund which is for the nine months ended September 30, 1998 and the years ended December 31, 1997 and 1996), and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Balanced Fund and Equity Value Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995 were audited by other auditors whose reports dated November 15, 1995, and November 22, 1994, expressed unqualified opinions on this information.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

  [KPMG PEAT MARWICK LLP SIGNATURE]
San Francisco, California
October 30, 1998

THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
MTN               --   Medium Term Note
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE



                                                               SC EQ SAR (11/98)